UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 343-1113

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2010 through August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2010 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

CEO’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	68
Financial Highlights	72
Notes to Financial Statements	74
Schedule of Shareholder Expenses	83
Board Approval of Investment Advisory Agreements	84

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	6.61%
Barclays Capital U.S. Aggregate Index	5.81%

Net Assets as of 8/31/2010 (In Thousands)	$2,959,939
Duration	3.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s primary strategy continued to be security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund’s non-agency residential mortgage securities, which are not represented in the Barclays Capital U.S. Aggregate Index (“Benchmark”), contributed to relative performance. On the negative side, the Fund’s underweight in commercial mortgage-backed securities hurt relative performance.

Meanwhile, the Fund had a shorter duration than the Benchmark during the reporting period, which hurt its relative performance as interest rates declined. Duration is a weighted measure of the length of time (stated in years) that a bond will pay out and is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with a shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with a longer duration.

The Fund’s underweight of the 20 to 30 year portion of the yield curve and its overweight of the 7 to 10 year portion of the yield curve contributed to relative performance during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund was overweight the intermediate part of the yield curve as the Fund’s portfolio managers believed that these U.S. Treasuries had the most attractive risk/reward profile. The Fund’s portfolio managers also found attractive investment opportunities, in their view, among collateralized-mortgage obligations. Meanwhile, although the Fund’s portfolio managers identified what they believed were select pockets of value among commercial mortgage-backed securities, they remained underweight the sector, believing that higher vacancies, continued credit deterioration and increased defaults diminish the outlook for favorable longer-term investments within the sector.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	44.2%
U.S. Treasury Obligations	24.5
Corporate Bonds	17.5
Mortgage Pass-Through Securities	6.3
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Securities	1.6
Others (each less than 1.0%)	1.0
Short-Term Investment	3.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2010. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	6.61%	11.64%	9.17%	6.99%	6.69%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2010. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	(4.08)%
S&P 500 Index	(4.04)%

Net Assets as of 8/31/2010 (In Thousands)	$277,258

INVESTMENT OBJECTIVE**

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

HOW DID THE FUND PERFORM?

The Fund slightly underperformed the S&P 500 Index (the “Benchmark”)*** for the six months ended August 31, 2010. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Strong corporate earnings buoyed investor sentiment early in the reporting period, helping U.S equities maintain the strong momentum they enjoyed following the March 2009 market bottom. However, U.S. stocks, along with stocks in most parts of the world, began to decline in late April 2010 when the threat of systemic fallout from Europe’s debt crisis led to widespread risk aversion. The downward trend continued for the rest of the reporting period as concerns about slowing growth in China and disappointing U.S. economic data led many investors to question the strength and sustainability of the recovery. Uncertainty surrounding the impact of financial regulatory reform also weighed on investor sentiment and the Benchmark and the Fund finished the six months ended August 31, 2010 with –4.04% and –4.08% returns, respectively.

The technology and financial sectors were the worst relative performers, while the telecommunications services and utilities sectors were the strongest relative performers.

HOW WAS THE FUND MANAGED?

The Fund was managed in strict conformity with a full replication index strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark. The Fund was generally 100% invested and used exchange-traded funds and index futures contracts to manage daily cash flows and maintain market exposure in line with the Benchmark. The transaction costs associated with implementing the strategy were minimized to lessen their impact on performance. Regardless of the market outlook, the Fund’s strategy did not change, as it continued to follow the full-replication index strategy.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****

1.	Exxon Mobil Corp.	3.1%
2.	Apple, Inc.	2.3
3.	Microsoft Corp.	1.9
4.	Procter & Gamble Co. (The)	1.8
5.	AT&T, Inc.	1.7
6.	International Business Machines Corp.	1.6
7.	Johnson & Johnson	1.6
8.	General Electric Co.	1.6
9.	Chevron Corp.	1.5
10.	Berkshire Hathaway, Inc., Class B	1.4

PORTFOLIO COMPOSITION BY SECTOR****

Information Technology	18.0%
Financials	15.7
Consumer Staples	11.6
Health Care	11.6
Energy	10.7
Industrials	10.4
Consumer Discretionary	10.1
Utilities	3.8
Materials	3.6
Telecommunication Services	3.2
Investment Company	0.1
Short-Term Investments	1.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.

****	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2010. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	(4.08)%	4.81%	(8.76)%	(1.01)%	(0.47)%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2010. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	5.62%
Barclays Capital Intermediate U.S. Government/Credit Index	5.01%

Net Assets as of 8/31/2010 (In Thousands)	$367,652
Duration	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s portfolio managers underweighted U.S. Treasury securities, investing instead in higher-yielding mortgage-backed securities. Non-agency mortgage-backed securities, which outperformed their agency counterparts during the reporting period, were the strongest contributors to the Fund’s relative outperformance versus the Barclays Capital Intermediate U.S. Government/Credit Index (the “Benchmark”), which consists primarily of U.S. Treasuries and agency securities.

On the negative side, the Fund’s duration hurt its relative performance. Duration is a weighted measure of the length of time (stated in years) that a bond will pay out and is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with a shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with a longer duration. The Fund had a shorter duration than the Benchmark during the reporting period, which hurt its relative performance as interest rates came down.

HOW WAS THE FUND POSITIONED?

The Fund’s primary strategy continued to be security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund was underweight U.S. Treasuries and the credit sector.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	31.2%
U.S. Treasury Obligations	29.6
Corporate Bonds	20.4
Mortgage Pass-Through Securities	10.8
U.S. Government Agency Securities	3.0
Asset-Backed Securities	1.7
Commercial Mortgage-Backed Securities	1.5
Foreign Government Securities	0.2
Short-Term Investment	1.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2010. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	5.62%	9.69%	8.28%	6.49%	6.19%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2010. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.9%
1,925	AH Mortgage Advance Trust, Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,925
	Ally Auto Receivables Trust,
635	Series 2010-1, Class A3, 1.450%, 05/15/14	641
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,385
670	Series 2010-3, Class A4, 1.550%, 08/17/15	670
	AmeriCredit Automobile Receivables Trust,
3,091	Series 2006-BG, Class A4, 5.210%, 09/06/13	3,158
74	Series 2007-CM, Class A3B, VAR, 0.325%, 05/07/12	74
570	Series 2008-AF, Class A4, 6.960%, 10/14/14	611
330	Series 2010-1, Class A2, 0.970%, 01/15/13	330
235	Series 2010-1, Class A3, 1.660%, 03/17/14	237
	Bank of America Auto Trust,
2,500	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,539
1,015	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,026
645	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	651
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	487
969	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.634%, 04/25/36	680
685	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	692
600	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	603
2,422	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,290
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,600
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,074
689	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.644%, 12/25/33	556
	CNH Equipment Trust,
700	Series 2008-B, Class A4A, 5.600%, 11/17/14	733
380	Series 2009-C, Class A3, 1.850%, 12/16/13	385
1,280	Series 2010-A, Class A3, 1.540%, 07/15/14	1,295
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.864%, 10/25/34	472
420	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	287
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,138
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.364%, 12/25/36	263
	Ford Credit Auto Owner Trust,
485	Series 2006-B, Class A4, 5.250%, 09/15/11	488
322	Series 2007-B, Class A3A, 5.150%, 11/15/11	325
600	Series 2009-B, Class A3, 2.790%, 08/15/13	612
500	Series 2009-B, Class A4, 4.500%, 07/15/14	539
502	GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	460
630	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	640
	HSBC Home Equity Loan Trust,
1,574	Series 2006-1, Class A1, VAR, 0.426%, 01/20/36	1,426
1,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,035
3,052	Series 2007-3, Class APT, VAR, 1.466%, 11/20/36	2,728
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	640
710	Series 2010-B, Class A4, 1.630%, 03/15/17	710
321	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.464%, 03/25/36	197
301	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	304
	Long Beach Mortgage Loan Trust,
528	Series 2006-8, Class 2A2, VAR, 0.354%, 09/25/36	192
947	Series 2006-WL2, Class 2A3, VAR, 0.464%, 01/25/36	781
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,989
550	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	557
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.264%, 12/26/22 (e)	9,975
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,014
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	160
350	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.534%, 06/25/35	318
470	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	466
1,170	USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,181

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,406
		Total Asset-Backed Securities (Cost $55,576)	55,945
Collateralized Mortgage Obligations — 44.0%
		Agency CMO — 29.6%
		Federal Home Loan Bank System,
1,835		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,974
3,328		Series 2000-1067, Class 1, 5.300%, 06/15/12	3,585
439		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	508
		Federal Home Loan Mortgage Corp. REMICS,
51		Series 11, Class D, 9.500%, 07/15/19	55
20		Series 22, Class C, 9.500%, 04/15/20	22
31		Series 23, Class F, 9.600%, 04/15/20	34
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
3		Series 47, Class F, 10.000%, 06/15/20	3
11		Series 99, Class Z, 9.500%, 01/15/21	12
—	(h)	Series 204, Class E, HB, IF, 1,826.308%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
12		Series 1065, Class J, 9.000%, 04/15/21	15
4		Series 1079, Class S, HB, IF, 32.938%, 05/15/21	6
17		Series 1084, Class F, VAR, 1.263%, 05/15/21	17
12		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	26
27		Series 1116, Class I, 5.500%, 08/15/21	29
21		Series 1144, Class KB, 8.500%, 09/15/21	25
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	17
6		Series 1212, Class IZ, 8.000%, 02/15/22	6
29		Series 1250, Class J, 7.000%, 05/15/22	33
46		Series 1343, Class LA, 8.000%, 08/15/22	55
59		Series 1343, Class LB, 7.500%, 08/15/22	69
94		Series 1370, Class JA, VAR, 1.462%, 09/15/22	94
92		Series 1455, Class WB, IF, 4.519%, 12/15/22	92
453		Series 1466, Class PZ, 7.500%, 02/15/23	531
8		Series 1470, Class F, VAR, 2.797%, 02/15/23	8
513		Series 1498, Class I, VAR, 1.462%, 04/15/23	513
664		Series 1502, Class PX, 7.000%, 04/15/23	682
85		Series 1505, Class Q, 7.000%, 05/15/23	99
208		Series 1518, Class G, IF, 8.748%, 05/15/23	235
68		Series 1541, Class M, HB, IF, 20.419%, 07/15/23	102
186		Series 1541, Class O, VAR, 2.240%, 07/15/23	188
18		Series 1570, Class F, VAR, 3.297%, 08/15/23	19
688		Series 1573, Class PZ, 7.000%, 09/15/23	796
434		Series 1591, Class PV, 6.250%, 10/15/23	466
31		Series 1595, Class D, 7.000%, 10/15/13	34
96		Series 1596, Class D, 6.500%, 10/15/13	96
27		Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	45
21		Series 1607, Class SA, IF, 18.296%, 10/15/13	25
1,921		Series 1608, Class L, 6.500%, 09/15/23	2,165
558		Series 1609, Class LG, IF, 16.656%, 11/15/23	680
856		Series 1638, Class H, 6.500%, 12/15/23	964
812		Series 1642, Class PJ, 6.000%, 11/15/23	863
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	17
18		Series 1686, Class SH, IF, 18.534%, 02/15/24	29
288		Series 1695, Class EB, 7.000%, 03/15/24	334
54		Series 1699, Class FC, VAR, 0.913%, 03/15/24	54
270		Series 1700, Class GA, PO, 02/15/24	247
787		Series 1706, Class K, 7.000%, 03/15/24	852
26		Series 1709, Class FA, VAR, 2.120%, 03/15/24	26
59		Series 1745, Class D, 7.500%, 08/15/24	69
2,109		Series 1760, Class ZD, VAR, 2.470%, 02/15/24	2,117
652		Series 1798, Class F, 5.000%, 05/15/23	692
10		Series 1807, Class G, 9.000%, 10/15/20	11
191		Series 1829, Class ZB, 6.500%, 03/15/26	207
22		Series 1844, Class E, 6.500%, 10/15/13	24
192		Series 1863, Class Z, 6.500%, 07/15/26	217
39		Series 1865, Class D, PO, 02/15/24	28
113		Series 1890, Class H, 7.500%, 09/15/26	127
357		Series 1899, Class ZE, 8.000%, 09/15/26	424
19		Series 1935, Class FL, VAR, 1.012%, 02/15/27	19
257		Series 1963, Class Z, 7.500%, 01/15/27	301
36		Series 1970, Class PG, 7.250%, 07/15/27	40
398		Series 1981, Class Z, 6.000%, 05/15/27	435
180		Series 1987, Class PE, 7.500%, 09/15/27	211
420		Series 2019, Class Z, 6.500%, 12/15/27	474
101		Series 2025, Class PE, 6.300%, 01/15/13	101
137		Series 2033, Class SN, HB, IF, 23.361%, 03/15/24	77
376		Series 2038, Class PN, IO, 7.000%, 03/15/28	81
680		Series 2040, Class PE, 7.500%, 03/15/28	797
135		Series 2043, Class CJ, 6.500%, 04/15/28	152
539		Series 2054, Class PV, 7.500%, 05/15/28	569

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
194	Series 2055, Class OE, 6.500%, 05/15/13	197
1,157	Series 2075, Class PH, 6.500%, 08/15/28	1,304
1,301	Series 2075, Class PM, 6.250%, 08/15/28	1,396
486	Series 2086, Class GB, 6.000%, 09/15/28	517
472	Series 2089, Class PJ, IO, 7.000%, 10/15/28	98
1,938	Series 2095, Class PE, 6.000%, 11/15/28	2,108
443	Series 2102, Class TC, 6.000%, 12/15/13	469
294	Series 2102, Class TU, 6.000%, 12/15/13	311
1,183	Series 2115, Class PE, 6.000%, 01/15/14	1,241
623	Series 2125, Class JZ, 6.000%, 02/15/29	669
122	Series 2132, Class SB, HB, IF, 29.200%, 03/15/29	193
86	Series 2134, Class PI, IO, 6.500%, 03/15/19	13
33	Series 2135, Class UK, IO, 6.500%, 03/15/14	3
584	Series 2136, Class PG, 6.000%, 03/15/29	638
63	Series 2141, Class IO, IO, 7.000%, 04/15/29	13
138	Series 2163, Class PC, IO, 7.500%, 06/15/29	32
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,746
796	Series 2172, Class QC, 7.000%, 07/15/29	906
799	Series 2176, Class OJ, 7.000%, 08/15/29	926
400	Series 2201, Class C, 8.000%, 11/15/29	475
299	Series 2209, Class TC, 8.000%, 01/15/30	355
486	Series 2210, Class Z, 8.000%, 01/15/30	577
136	Series 2224, Class CB, 8.000%, 03/15/30	162
348	Series 2230, Class Z, 8.000%, 04/15/30	414
263	Series 2234, Class PZ, 7.500%, 05/15/30	308
227	Series 2247, Class Z, 7.500%, 08/15/30	255
322	Series 2256, Class MC, 7.250%, 09/15/30	373
670	Series 2259, Class ZM, 7.000%, 10/15/30	776
24	Series 2261, Class ZY, 7.500%, 10/15/30	29
77	Series 2262, Class Z, 7.500%, 10/15/30	83
671	Series 2271, Class PC, 7.250%, 12/15/30	777
1,555	Series 2283, Class K, 6.500%, 12/15/23	1,688
388	Series 2296, Class PD, 7.000%, 03/15/31	449
121	Series 2306, Class K, PO, 05/15/24	108
286	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	55
384	Series 2313, Class LA, 6.500%, 05/15/31	417
831	Series 2325, Class PM, 7.000%, 06/15/31	927
1,639	Series 2344, Class QG, 6.000%, 08/15/16	1,775
4,578	Series 2344, Class ZD, 6.500%, 08/15/31	5,036
399	Series 2344, Class ZJ, 6.500%, 08/15/31	440
380	Series 2345, Class NE, 6.500%, 08/15/31	409
468	Series 2345, Class PQ, 6.500%, 08/15/16	503
531	Series 2351, Class PZ, 6.500%, 08/15/31	576
4,362	Series 2353, Class AZ, 6.000%, 09/15/31	4,728
613	Series 2353, Class TD, 6.000%, 09/15/16	660
525	Series 2355, Class BP, 6.000%, 09/15/16	567
317	Series 2359, Class PM, 6.000%, 09/15/16	339
1,679	Series 2359, Class ZB, 8.500%, 06/15/31	1,932
957	Series 2360, Class PG, 6.000%, 09/15/16	1,007
219	Series 2363, Class PF, 6.000%, 09/15/16	238
414	Series 2366, Class MD, 6.000%, 10/15/16	446
708	Series 2367, Class ME, 6.500%, 10/15/31	777
1,546	Series 2391, Class QR, 5.500%, 12/15/16	1,684
338	Series 2391, Class VQ, 6.000%, 10/15/12	342
585	Series 2394, Class MC, 6.000%, 12/15/16	633
1,306	Series 2396, Class FM, VAR, 0.726%, 12/15/31	1,309
880	Series 2399, Class OH, 6.500%, 01/15/32	969
1,403	Series 2399, Class TH, 6.500%, 01/15/32	1,545
1,278	Series 2410, Class NG, 6.500%, 02/15/32	1,413
417	Series 2410, Class OE, 6.375%, 02/15/32	453
1,000	Series 2410, Class QS, IF, 18.783%, 02/15/32	1,335
376	Series 2410, Class QX, IF, IO, 8.374%, 02/15/32	91
1,157	Series 2412, Class SP, IF, 15.548%, 02/15/32	1,396
1,776	Series 2420, Class XK, 6.500%, 02/15/32	1,954
834	Series 2423, Class MC, 7.000%, 03/15/32	930
848	Series 2423, Class MT, 7.000%, 03/15/32	946
565	Series 2425, Class OB, 6.000%, 03/15/17	604
2,340	Series 2430, Class WF, 6.500%, 03/15/32	2,629
1,168	Series 2434, Class TC, 7.000%, 04/15/32	1,313
565	Series 2435, Class CJ, 6.500%, 04/15/32	654
2,059	Series 2435, Class VH, 6.000%, 07/15/19	2,121
1,063	Series 2436, Class MC, 7.000%, 04/15/32	1,190
738	Series 2444, Class ES, IF, IO, 7.674%, 03/15/32	139
480	Series 2450, Class GZ, 7.000%, 05/15/32	556
590	Series 2450, Class SW, IF, IO, 7.724%, 03/15/32	108
3,349	Series 2455, Class GK, 6.500%, 05/15/32	3,681
391	Series 2458, Class QE, 5.500%, 06/15/17	425
862	Series 2460, Class VZ, 6.000%, 11/15/29	869
1,057	Series 2462, Class JG, 6.500%, 06/15/32	1,190
3,104	Series 2464, Class SI, IF, IO, 7.724%, 02/15/32	552
1,009	Series 2466, Class PG, 6.500%, 04/15/32	1,070
942	Series 2466, Class PH, 6.500%, 06/15/32	1,084
1,085	Series 2474, Class NR, 6.500%, 07/15/32	1,206
139	Series 2480, Class PV, 6.000%, 07/15/11	141
1,477	Series 2484, Class LZ, 6.500%, 07/15/32	1,664

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,505
200	Series 2503, Class BH, 5.500%, 09/15/17	219
1,002	Series 2508, Class AQ, 5.500%, 10/15/17	1,098
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,281
283	Series 2513, Class TG, 6.000%, 02/15/32	290
429	Series 2513, Class YO, PO, 02/15/32	422
1,370	Series 2515, Class DE, 4.000%, 03/15/32	1,418
774	Series 2518, Class PX, 5.500%, 09/15/13	821
91	Series 2519, Class BT, 8.500%, 09/15/31	93
1,004	Series 2535, Class BK, 5.500%, 12/15/22	1,116
2,084	Series 2537, Class TE, 5.500%, 12/15/17	2,279
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,275
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,723
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,816
1,673	Series 2563, Class PK, IO, 5.500%, 03/15/31	19
309	Series 2565, Class MB, 6.000%, 05/15/30	314
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,671
283	Series 2571, Class SK, HB, IF, 33.310%, 09/15/23	468
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,255
961	Series 2586, Class WI, IO, 6.500%, 03/15/33	174
1,990	Series 2587, Class WX, 5.000%, 03/15/18	2,213
1,053	Series 2591, Class WI, IO, 5.500%, 02/15/30	25
2,741	Series 2594, Class VQ, 6.000%, 08/15/20	2,834
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,507
754	Series 2597, Class DS, IF, IO, 7.274%, 02/15/33	34
1,578	Series 2599, Class DS, IF, IO, 6.724%, 02/15/33	48
2,857	Series 2610, Class DS, IF, IO, 6.824%, 03/15/33	182
2,780	Series 2611, Class SH, IF, IO, 7.374%, 10/15/21	135
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,193
2,609	Series 2617, Class AK, 4.500%, 05/15/18	2,663
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,842
155	Series 2619, Class HR, 3.500%, 11/15/31	158
417	Series 2619, Class IM, IO, 5.000%, 10/15/21	16
98	Series 2624, Class IU, IO, 5.000%, 06/15/33	1
5,341	Series 2626, Class NS, IF, IO, 6.274%, 06/15/23	470
856	Series 2628, Class WA, 4.000%, 07/15/28	873
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,455
1,321	Series 2636, Class Z, 4.500%, 06/15/18	1,415
1,353	Series 2637, Class SA, IF, IO, 5.824%, 06/15/18	130
169	Series 2638, Class DS, IF, 8.324%, 07/15/23	182
882	Series 2638, Class SA, IF, IO, 6.824%, 11/15/16	33
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	90
3,209	Series 2640, Class UP, IO, 5.000%, 01/15/32	231
217	Series 2640, Class UR, IO, 4.500%, 08/15/17	5
148	Series 2643, Class HI, IO, 4.500%, 12/15/16	3
6,425	Series 2645, Class BI, IO, 4.500%, 02/15/18	482
1,115	Series 2650, Class PO, PO, 12/15/32	1,076
3,826	Series 2650, Class SO, PO, 12/15/32	3,680
2,254	Series 2651, Class VZ, 4.500%, 07/15/18	2,414
419	Series 2656, Class SH, HB, IF, 20.772%, 02/15/25	433
240	Series 2663, Class EO, PO, 08/15/33	232
2,549	Series 2668, Class SB, IF, 6.955%, 10/15/15	2,651
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,075
475	Series 2672, Class SJ, IF, 6.910%, 09/15/16	500
5,760	Series 2675, Class CK, 4.000%, 09/15/18	6,210
2,221	Series 2682, Class YS, IF, 8.533%, 10/15/33	2,307
56	Series 2683, Class VA, 5.500%, 02/15/21	57
16,600	Series 2684, Class PO, PO, 01/15/33	14,849
2,782	Series 2684, Class TO, PO, 10/15/33	2,574
472	Series 2686, Class GB, 5.000%, 05/15/20	486
1,342	Series 2686, Class NS, IF, IO, 7.324%, 10/15/21	77
679	Series 2690, Class SJ, IF, 8.736%, 10/15/33	718
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,681
1,567	Series 2691, Class WS, IF, 8.586%, 10/15/33	1,627
838	Series 2692, Class SC, IF, 12.735%, 07/15/33	913
1,892	Series 2695, Class DE, 4.000%, 01/15/17	1,965
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,304
596	Series 2695, Class OB, PO, 10/15/33	491
468	Series 2696, Class CO, PO, 10/15/18	448
134	Series 2696, Class SM, IF, 13.648%, 12/15/26	138
336	Series 2700, Class S, IF, 8.586%, 11/15/33	350
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,319
1,021	Series 2705, Class SC, IF, 8.586%, 11/15/33	1,060
1,927	Series 2705, Class SD, IF, 8.645%, 11/15/33	2,004
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,888
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,309
1,637	Series 2720, Class PC, 5.000%, 12/15/23	1,734
7,722	Series 2727, Class BS, IF, 8.661%, 01/15/34	8,035
227	Series 2727, Class PO, PO, 01/15/34	208
168	Series 2739, Class S, IF, 11.448%, 01/15/34	170
1,020	Series 2744, Class FE, VAR, 0.000%, 02/15/34	957

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,934
3,332	Series 2744, Class TU, 5.500%, 05/15/32	3,522
1,800	Series 2751, Class BA, 4.000%, 10/15/18	1,893
608	Series 2753, Class S, IF, 11.448%, 02/15/34	620
1,954	Series 2755, Class PA, PO, 02/15/29	1,931
1,618	Series 2755, Class SA, IF, 13.648%, 05/15/30	1,795
866	Series 2762, Class LO, PO, 03/15/34	816
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,089
480	Series 2766, Class SX, IF, 15.565%, 03/15/34	507
249	Series 2769, Class PO, PO, 03/15/34	248
455	Series 2771, Class FG, VAR, 0.000%, 03/15/34	428
1,475	Series 2776, Class SK, IF, 8.661%, 04/15/34	1,528
1,506	Series 2777, Class OM, PO, 12/15/32	1,385
89	Series 2777, Class SX, IF, 11.759%, 04/15/34	90
227	Series 2778, Class BS, IF, 15.060%, 04/15/34	234
3,282	Series 2778, Class US, IF, IO, 6.924%, 06/15/33	174
556	Series 2780, Class JG, 4.500%, 04/15/19	583
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,394
1,408	Series 2809, Class UB, 4.000%, 09/15/17	1,452
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,970
1,364	Series 2812, Class NO, PO, 10/15/33	1,119
178	Series 2827, Class SQ, IF, 7.500%, 01/15/19	184
1,760	Series 2827, Class XO, PO, 01/15/23	1,689
299	Series 2835, Class QO, PO, 12/15/32	276
1,718	Series 2840, Class JO, PO, 06/15/23	1,651
13	Series 2841, Class YA, 5.500%, 07/15/27	13
1,504	Series 2850, Class SN, IF, IO, 6.874%, 09/15/18	120
735	Series 2870, Class KC, 4.250%, 05/15/18	760
3,000	Series 2872, Class JE, 4.500%, 02/15/18	3,158
506	Series 2890, Class DO, PO, 11/15/34	477
553	Series 2925, Class MW, VAR, 0.000%, 01/15/35	551
2,329	Series 2934, Class EC, PO, 02/15/20	2,153
365	Series 2934, Class EN, PO, 02/15/18	357
1,940	Series 2934, Class HI, IO, 5.000%, 02/15/20	232
1,889	Series 2934, Class KI, IO, 5.000%, 02/15/20	221
1	Series 2949, Class GU, HB, IF, 46.073%, 03/15/35	1
856	Series 2958, Class QD, 4.500%, 04/15/20	953
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,810
7,495	Series 2971, Class GB, 5.000%, 11/15/16	7,755
856	Series 2971, Class GC, 5.000%, 07/15/18	932
94	Series 2975, Class KO, PO, 05/15/35	94
810	Series 2989, Class PO, PO, 06/15/23	779
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,414
328	Series 3007, Class AI, IO, 5.500%, 07/15/24	33
300	Series 3014, Class OD, PO, 08/15/35	265
87	Series 3022, Class OH, PO, 08/15/35	87
314	Series 3044, Class VO, PO, 10/15/35	288
3,886	Series 3047, Class OB, 5.500%, 12/15/33	4,212
944	Series 3047, Class OD, 5.500%, 10/15/35	1,100
1,655	Series 3049, Class XF, VAR, 0.626%, 05/15/33	1,650
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,544
1,942	Series 3064, Class OB, 5.500%, 07/15/29	2,018
723	Series 3068, Class AO, PO, 01/15/35	699
316	Series 3068, Class MO, PO, 01/15/23	301
1,855	Series 3068, Class QB, 4.500%, 06/15/20	1,981
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,403
1,965	Series 3100, Class MA, VAR, 3.170%, 12/15/35	1,924
2,613	Series 3102, Class FB, VAR, 0.576%, 01/15/36	2,601
591	Series 3102, Class HS, HB, IF, 23.555%, 01/15/36	883
2,624	Series 3117, Class EO, PO, 02/15/36	2,425
1,825	Series 3117, Class OK, PO, 02/15/36	1,695
417	Series 3118, Class DM, 5.000%, 02/15/24	418
118	Series 3122, Class ZB, 6.000%, 03/15/36	120
637	Series 3134, Class PO, PO, 03/15/36	589
3,238	Series 3138, Class PO, PO, 04/15/36	3,008
185	Series 3149, Class SO, PO, 05/15/36	164
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,273
1,324	Series 3152, Class MO, PO, 03/15/36	1,195
93	Series 3158, Class LX, VAR, 0.000%, 05/15/36	93
317	Series 3171, Class MO, PO, 06/15/36	289
3,555	Series 3179, Class OA, PO, 07/15/36	3,278
1,959	Series 3194, Class SA, IF, IO, 6.824%, 07/15/36	162
1,875	Series 3211, Class SO, PO, 09/15/36	1,718
975	Series 3218, Class AO, PO, 09/15/36	913
4,016	Series 3219, Class DI, IO, 6.000%, 04/15/36	538
2,703	Series 3232, Class ST, IF, IO, 6.424%, 10/15/36	363
1,209	Series 3233, Class OP, PO, 05/15/36	1,109
1,159	Series 3256, Class PO, PO, 12/15/36	1,019
2,909	Series 3260, Class CS, IF, IO, 5.864%, 01/15/37	314
1,279	Series 3261, Class OA, PO, 01/15/37	1,186
1,929	Series 3274, Class JO, PO, 02/15/37	1,783
926	Series 3275, Class FL, VAR, 0.716%, 02/15/37	923
3,744	Series 3290, Class SB, IF, IO, 6.174%, 03/15/37	470

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
432		Series 3318, Class AO, PO, 05/15/37	405
2,258		Series 3331, Class PO, PO, 06/15/37	2,115
2,200		Series 3334, Class MC, 5.000%, 04/15/33	2,302
525		Series 3347, Class PO, PO, 07/15/37	519
3,600		Series 3385, Class SN, IF, IO, 5.724%, 11/15/37	298
2,553		Series 3387, Class SA, IF, IO, 6.144%, 11/15/37	266
3,612		Series 3404, Class SC, IF, IO, 5.724%, 01/15/38	393
12,307		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	190
3,047		Series 3424, Class PI, IF, IO, 6.524%, 04/15/38	358
8,545		Series 3430, Class AI, IO, 1.417%, 09/15/12	130
5,138		Series 3437, Class AI, IO, 1.335%, 09/15/11	48
3,396		Series 3481, Class SJ, IF, IO, 5.574%, 08/15/38	312
4,945		Series 3505, Class SA, IF, IO, 5.724%, 01/15/39	403
5,638		Series 3511, Class SA, IF, IO, 5.724%, 02/15/39	499
1,000		Series 3607, Class BO, PO, 04/15/36	884
829		Series 3611, Class PO, PO, 07/15/34	776
		Federal Home Loan Mortgage Corp. STRIPS,
5		Series 134, Class B, IO, 9.000%, 04/01/22	1
5,351		Series 233, Class 11, IO, 5.000%, 09/15/35	727
7,579		Series 233, Class 13, IO, 5.000%, 09/15/35	1,021
1,476		Series 243, Class 16, IO, 4.500%, 11/15/20	144
3,206		Series 243, Class 17, IO, 4.500%, 12/15/20	313
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
754		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	883
467		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	547
2,451		Series T-54, Class 2A, 6.500%, 02/25/43	2,761
818		Series T-54, Class 3A, 7.000%, 02/25/43	948
356		Series T-58, Class APO, PO, 09/25/43	284
831		Series T-59, Class 1AP, PO, 10/25/43	698
3,054		Series T-76, Class 2A, VAR, 4.794%, 10/25/37	3,150
		Federal National Mortgage Association Grantor Trust,
1,254		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,454
1,213		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,407
		Federal National Mortgage Association REMICS,
13		Series 1988-7, Class Z, 9.250%, 04/25/18	14
27		Series 1989-70, Class G, 8.000%, 10/25/19	32
11		Series 1989-78, Class H, 9.400%, 11/25/19	13
16		Series 1989-83, Class H, 8.500%, 11/25/19	20
19		Series 1989-89, Class H, 9.000%, 11/25/19	22
18		Series 1990-1, Class D, 8.800%, 01/25/20	21
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
6		Series 1990-63, Class H, 9.500%, 06/25/20	7
5		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
33		Series 1990-102, Class J, 6.500%, 08/25/20	36
47		Series 1990-120, Class H, 9.000%, 10/25/20	55
4		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	7
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
18		Series 1991-24, Class Z, 5.000%, 03/25/21	20
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
91		Series 1992-136, Class PK, 6.000%, 08/25/22	99
77		Series 1992-143, Class MA, 5.500%, 09/25/22	86
201		Series 1992-163, Class M, 7.750%, 09/25/22	232
350		Series 1992-188, Class PZ, 7.500%, 10/25/22	411
147		Series 1993-21, Class KA, 7.700%, 03/25/23	169
218		Series 1993-25, Class J, 7.500%, 03/25/23	241
57		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	92
88		Series 1993-62, Class SA, IF, 16.340%, 04/25/23	122
45		Series 1993-165, Class SD, IF, 11.043%, 09/25/23	56
99		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	127
108		Series 1993-167, Class GA, 7.000%, 09/25/23	111
67		Series 1993-179, Class SB, HB, IF, 21.888%, 10/25/23	104
45		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	53
215		Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	216
126		Series 1993-205, Class H, PO, 09/25/23	115
175		Series 1993-220, Class SG, IF, 15.438%, 11/25/13	200
186		Series 1993-225, Class UB, 6.500%, 12/25/23	201
57		Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
189		Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	193
88		Series 1993-247, Class SU, IF, 11.153%, 12/25/23	107
309		Series 1993-250, Class Z, 7.000%, 12/25/23	331
851		Series 1993-257, Class C, PO, 06/25/23	824
752		Series 1994-37, Class L, 6.500%, 03/25/24	846
3,668		Series 1994-40, Class Z, 6.500%, 03/25/24	4,108
135		Series 1995-2, Class Z, 8.500%, 01/25/25	163
269		Series 1995-19, Class Z, 6.500%, 11/25/23	303
779		Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	142
28		Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	28
73		Series 1996-59, Class J, 6.500%, 08/25/22	82
745		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	35
50		Series 1997-27, Class J, 7.500%, 04/18/27	56
84		Series 1997-29, Class J, 7.500%, 04/20/27	96
578		Series 1997-39, Class PD, 7.500%, 05/20/27	660
216		Series 1997-42, Class EN, 7.250%, 07/18/27	229
80		Series 1997-42, Class ZC, 6.500%, 07/18/27	89
—	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,183		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,372
229		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	52
33		Series 1998-4, Class C, PO, 04/25/23	30
788		Series 1998-36, Class ZB, 6.000%, 07/18/28	872
264		Series 1998-43, Class SA, IF, IO, 16.747%, 04/25/23	104
432		Series 1998-66, Class SB, IF, IO, 7.886%, 12/25/28	78
235		Series 1999-17, Class C, 6.350%, 04/25/29	262
1,566		Series 1999-18, Class Z, 5.500%, 04/18/29	1,729
460		Series 1999-38, Class SK, IF, IO, 7.786%, 08/25/23	91
125		Series 1999-52, Class NS, HB, IF, 22.642%, 10/25/23	180
314		Series 1999-62, Class PB, 7.500%, 12/18/29	350
1,011		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,125
501		Series 2000-20, Class SA, IF, IO, 8.836%, 07/25/30	113
76		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	21
405		Series 2001-4, Class PC, 7.000%, 03/25/21	448
219		Series 2001-5, Class OW, 6.000%, 03/25/16	231
288		Series 2001-7, Class PF, 7.000%, 03/25/31	328
1,141		Series 2001-7, Class PR, 6.000%, 03/25/16	1,210
1,207		Series 2001-10, Class PR, 6.000%, 04/25/16	1,277
783		Series 2001-30, Class PM, 7.000%, 07/25/31	894
355		Series 2001-31, Class VD, 6.000%, 05/25/31	359
1,277		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	221
741		Series 2001-36, Class DE, 7.000%, 08/25/31	845
1,615		Series 2001-44, Class MY, 7.000%, 09/25/31	1,844
324		Series 2001-44, Class PD, 7.000%, 09/25/31	370
336		Series 2001-44, Class PU, 7.000%, 09/25/31	383
3,057		Series 2001-48, Class Z, 6.500%, 09/25/21	3,479
295		Series 2001-49, Class Z, 6.500%, 09/25/31	331
228		Series 2001-52, Class KB, 6.500%, 10/25/31	256
9		Series 2001-52, Class XM, 6.500%, 11/25/10	9
843		Series 2001-52, Class XN, 6.500%, 11/25/15	913
2,634		Series 2001-61, Class Z, 7.000%, 11/25/31	3,003
351		Series 2001-71, Class MB, 6.000%, 12/25/16	382
815		Series 2001-71, Class QE, 6.000%, 12/25/16	886
196		Series 2001-72, Class SX, IF, 16.852%, 12/25/31	256
1,058		Series 2001-74, Class MB, 6.000%, 12/25/16	1,151
565		Series 2001-80, Class PE, 6.000%, 07/25/29	582
273		Series 2002-1, Class HC, 6.500%, 02/25/22	295
280		Series 2002-1, Class SA, HB, IF, 24.330%, 02/25/32	430
189		Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	308
983		Series 2002-2, Class UC, 6.000%, 02/25/17	1,065
2,679		Series 2002-3, Class OG, 6.000%, 02/25/17	2,910
579		Series 2002-7, Class OG, 6.000%, 03/25/17	629
1,975		Series 2002-7, Class TG, 6.000%, 03/25/17	2,145
582		Series 2002-10, Class SB, IF, 18.567%, 03/25/17	703
887		Series 2002-11, Class QG, 5.500%, 03/25/17	964
2,419		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	116
40		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	45
3,641		Series 2002-18, Class PC, 5.500%, 04/25/17	3,868
626		Series 2002-19, Class PE, 6.000%, 04/25/17	679
118		Series 2002-21, Class LO, PO, 04/25/32	110
1,016		Series 2002-21, Class PE, 6.500%, 04/25/32	1,129
1,240		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,368
412		Series 2002-25, Class SG, IF, 18.687%, 05/25/17	506

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,315	Series 2002-28, Class PK, 6.500%, 05/25/32	2,600
698	Series 2002-37, Class Z, 6.500%, 06/25/32	785
803	Series 2002-42, Class C, 6.000%, 07/25/17	890
3,411	Series 2002-48, Class GH, 6.500%, 11/25/32	3,777
572	Series 2002-55, Class QE, 5.500%, 09/25/17	621
6,381	Series 2002-56, Class UC, 5.500%, 09/25/17	6,983
1,431	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,554
660	Series 2002-63, Class KC, 5.000%, 10/25/17	717
872	Series 2002-77, Class S, IF, 14.000%, 12/25/32	1,034
2,127	Series 2002-81, Class JO, PO, 04/25/32	2,061
1,526	Series 2002-83, Class CS, 6.881%, 08/25/23	1,720
159	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	9
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,455
2,000	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,186
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,706
675	Series 2003-27, Class DW, 4.500%, 04/25/17	698
3,275	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	607
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,965
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,751
149	Series 2003-35, Class UC, 3.750%, 05/25/33	158
463	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	67
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,520
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,171
735	Series 2003-42, Class GB, 4.000%, 05/25/33	788
2,378	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	81
828	Series 2003-47, Class PE, 5.750%, 06/25/33	938
725	Series 2003-52, Class SX, HB, IF, 22.159%, 10/25/31	1,052
720	Series 2003-54, Class KH, 4.500%, 06/25/33	720
123	Series 2003-60, Class NJ, 5.000%, 07/25/21	125
784	Series 2003-64, Class SX, IF, 12.971%, 07/25/33	886
260	Series 2003-67, Class VQ, 7.000%, 01/25/19	271
186	Series 2003-68, Class QP, 3.000%, 07/25/22	190
1,744	Series 2003-71, Class DS, IF, 7.051%, 08/25/33	1,760
1,737	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	124
3,666	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	539
2,356	Series 2003-73, Class GA, 3.500%, 05/25/31	2,433
469	Series 2003-74, Class SH, IF, 9.695%, 08/25/33	489
1,617	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,732
5,181	Series 2003-80, Class SY, IF, IO, 7.386%, 06/25/23	473
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,485
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,689
2,322	Series 2003-86, Class KR, 4.500%, 09/25/16	2,382
882	Series 2003-91, Class SD, IF, 12.060%, 09/25/33	1,002
215	Series 2003-92, Class SH, IF, 9.175%, 09/25/18	228
2,260	Series 2003-106, Class US, IF, 8.679%, 11/25/23	2,386
302	Series 2003-106, Class WS, IF, 9.239%, 02/25/23	311
3,829	Series 2003-116, Class SB, IF, IO, 7.336%, 11/25/33	495
5,137	Series 2003-117, Class JB, 3.500%, 06/25/33	5,372
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,663
869	Series 2003-128, Class KE, 4.500%, 01/25/14	911
856	Series 2003-128, Class NG, 4.000%, 01/25/19	930
633	Series 2003-130, Class SX, IF, 11.124%, 01/25/34	704
569	Series 2003-132, Class OA, PO, 08/25/33	542
3,273	Series 2004-4, Class QI, IF, IO, 6.836%, 06/25/33	505
310	Series 2004-4, Class QM, IF, 13.672%, 06/25/33	363
1,702	Series 2004-10, Class SC, HB, IF, 27.545%, 02/25/34	2,433
1,801	Series 2004-14, Class SD, IF, 8.679%, 03/25/34	1,872
1,602	Series 2004-21, Class CO, PO, 04/25/34	1,421
485	Series 2004-22, Class A, 4.000%, 04/25/19	498
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,291
3,005	Series 2004-25, Class SA, IF, 18.800%, 04/25/34	4,073
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,349
753	Series 2004-36, Class PC, 5.500%, 02/25/34	860
2,814	Series 2004-36, Class SA, IF, 18.800%, 05/25/34	3,747
1,272	Series 2004-36, Class SN, IF, 13.672%, 07/25/33	1,496
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,674
4,058	Series 2004-46, Class HS, IF, IO, 5.736%, 05/25/30	225

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,238	Series 2004-46, Class QB, HB, IF, 22.945%, 05/25/34	1,682
4,296	Series 2004-46, Class SK, IF, 15.775%, 05/25/34	5,141
999	Series 2004-51, Class SY, IF, 13.713%, 07/25/34	1,165
942	Series 2004-53, Class NC, 5.500%, 07/25/24	1,020
1,973	Series 2004-59, Class BG, PO, 12/25/32	1,794
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	260
1,648	Series 2004-70, Class JA, 4.500%, 10/25/19	1,697
793	Series 2004-76, Class CL, 4.000%, 10/25/19	854
1,361	Series 2004-79, Class SP, IF, 19.075%, 11/25/34	1,756
377	Series 2004-81, Class AC, 4.000%, 11/25/19	407
484	Series 2004-92, Class JO, PO, 12/25/34	481
791	Series 2005-28, Class JA, 5.000%, 04/25/35	786
253	Series 2005-47, Class AN, 5.000%, 12/25/16	256
849	Series 2005-52, Class PA, 6.500%, 06/25/35	930
4,049	Series 2005-56, Class S, IF, IO, 6.446%, 07/25/35	676
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,851
715	Series 2005-66, Class SG, IF, 16.716%, 07/25/35	916
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,459
3,514	Series 2005-68, Class PG, 5.500%, 08/25/35	3,902
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,105
1,532	Series 2005-74, Class CS, IF, 19.295%, 05/25/35	2,086
16,185	Series 2005-84, Class XM, 5.750%, 10/25/35	18,048
641	Series 2005-98, Class GO, PO, 11/25/35	594
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,937
13,348	Series 2005-110, Class GJ, 5.500%, 11/25/30	13,972
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,069
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,921
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,405
2,453	Series 2005-116, Class PB, 6.000%, 04/25/34	2,670
3,000	Series 2005-118, Class PN, 6.000%, 01/25/32	3,297
166	Series 2005-123, Class LO, PO, 01/25/36	165
1,073	Series 2006-15, Class OT, PO, 01/25/36	1,040
1,265	Series 2006-16, Class OA, PO, 03/25/36	1,172
1,314	Series 2006-22, Class AO, PO, 04/25/36	1,114
569	Series 2006-23, Class KO, PO, 04/25/36	528
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,508
491	Series 2006-42, Class CF, VAR, 0.714%, 06/25/36	491
3,399	Series 2006-44, Class GO, PO, 06/25/36	3,153
9,618	Series 2006-44, Class P, PO, 12/25/33	8,868
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,229
256	Series 2006-53, Class JO, PO, 06/25/36	255
7,373	Series 2006-53, Class US, IF, IO, 6.316%, 06/25/36	882
2,181	Series 2006-56, Class PO, PO, 07/25/36	1,969
3,911	Series 2006-58, Class AP, PO, 07/25/36	3,629
425	Series 2006-58, Class FL, VAR, 0.724%, 07/25/36	425
1,526	Series 2006-58, Class PO, PO, 07/25/36	1,356
3,810	Series 2006-59, Class QO, PO, 01/25/33	3,622
2,620	Series 2006-60, Class DZ, 6.500%, 07/25/36	2,979
2,350	Series 2006-65, Class QO, PO, 07/25/36	2,134
1,818	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	112
666	Series 2006-72, Class TO, PO, 08/25/36	596
6,305	Series 2006-77, Class PC, 6.500%, 08/25/36	7,095
1,911	Series 2006-79, Class DO, PO, 08/25/36	1,742
1,168	Series 2006-90, Class AO, PO, 09/25/36	1,070
539	Series 2006-109, Class PO, PO, 11/25/36	499
7,010	Series 2006-110, Class PO, PO, 11/25/36	6,178
532	Series 2006-111, Class EO, PO, 11/25/36	493
1,926	Series 2006-118, Class A2, VAR, 0.324%, 12/25/36	1,892
1,269	Series 2006-119, Class PO, PO, 12/25/36	1,137
10,000	Series 2006-124, Class HB, VAR, 5.984%, 11/25/36	10,856
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,168
2,824	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	454
9,398	Series 2007-7, Class SG, IF, IO, 6.236%, 08/25/36	1,054
10,587	Series 2007-14, Class ES, IF, IO, 6.176%, 03/25/37	1,412
686	Series 2007-15, Class NO, PO, 03/25/22	649
4,722	Series 2007-16, Class FC, VAR, 1.014%, 03/25/37	4,767
1,142	Series 2007-42, Class AO, PO, 05/25/37	1,085
1,274	Series 2007-48, Class PO, PO, 05/25/37	1,160
5,303	Series 2007-54, Class FA, VAR, 0.664%, 06/25/37	5,302
14,740	Series 2007-60, Class AX, IF, IO, 6.886%, 07/25/37	2,149
1,092	Series 2007-77, Class FG, VAR, 0.764%, 03/25/37	1,094
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,097

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,259
1,000		Series 2007-81, Class GE, 6.000%, 08/25/37	1,135
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,105
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,568
7,652		Series 2007-88, Class VI, IF, IO, 6.276%, 09/25/37	998
5,508		Series 2007-91, Class ES, IF, IO, 6.196%, 10/25/37	794
4,069		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	799
607		Series 2007-97, Class MS, IF, 14.183%, 12/25/31	652
2,295		Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	2,434
3,000		Series 2007-114, Class A6, VAR, 0.464%, 10/27/37	2,995
4,995		Series 2007-116, Class HI, IO, VAR, 6.329%, 01/25/38	342
512		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	32
5,712		Series 2008-1, Class BI, IF, IO, 5.646%, 02/25/38	589
3,498		Series 2008-10, Class XI, IF, IO, 5.966%, 03/25/38	372
3,508		Series 2008-16, Class IS, IF, IO, 5.936%, 03/25/38	302
3,253		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	394
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,127
2,092		Series 2008-27, Class SN, IF, IO, 6.636%, 04/25/38	248
10,333		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	39
2,380		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	249
1,323		Series 2008-42, Class AO, PO, 09/25/36	1,236
295		Series 2008-44, Class PO, PO, 05/25/38	280
3,671		Series 2008-47, Class SI, IF, IO, 6.236%, 06/25/23	373
3,439		Series 2008-53, Class CI, IF, IO, 6.936%, 07/25/38	386
869		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	31
7,217		Series 2008-80, Class SA, IF, IO, 5.586%, 09/25/38	657
4,069		Series 2008-81, Class SB, IF, IO, 5.586%, 09/25/38	340
6,576		Series 2009-6, Class GS, IF, IO, 6.286%, 02/25/39	773
3,234		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	393
2,731		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	340
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	781
4,364		Series 2009-99, Class SC, IF, IO, 5.916%, 12/25/39	367
2,904		Series 2009-103, Class MB, 4.000%, 12/25/39	3,074
2,224		Series 2010-64, Class DM, 5.000%, 06/25/40	2,414
1		Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	21
63		Series G-28, Class S, IF, 14.819%, 09/25/21	84
53		Series G-35, Class M, 8.750%, 10/25/21	61
20		Series G-51, Class SA, HB, IF, 23.194%, 12/25/21	31
31		Series G92-15, Class Z, 7.000%, 01/25/22	32
—	(h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	4
268		Series G92-35, Class E, 7.500%, 07/25/22	302
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
32		Series G92-42, Class Z, 7.000%, 07/25/22	36
1,237		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,471
41		Series G92-52, Class FD, VAR, 0.302%, 09/25/22	41
354		Series G92-54, Class ZQ, 7.500%, 09/25/22	403
43		Series G92-59, Class F, VAR, 2.497%, 10/25/22	44
85		Series G92-61, Class Z, 7.000%, 10/25/22	95
62		Series G92-62, Class B, PO, 10/25/22	56
289		Series G93-1, Class KA, 7.900%, 01/25/23	336
64		Series G93-5, Class Z, 6.500%, 02/25/23	72
85		Series G93-14, Class J, 6.500%, 03/25/23	95
195		Series G93-17, Class SI, IF, 6.000%, 04/25/23	209
188		Series G93-27, Class FD, VAR, 1.161%, 08/25/23	191
48		Series G93-37, Class H, PO, 09/25/23	44
65		Series G95-1, Class C, 8.800%, 01/25/25	76
		Federal National Mortgage Association STRIPS,
7		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
30		Series 218, Class 2, IO, 7.500%, 04/01/23	7
26		Series 265, Class 2, 9.000%, 03/01/24	30
672		Series 329, Class 1, PO, 01/01/33	610
1,957		Series 339, Class 18, IO, 4.500%, 07/01/18	159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,905	Series 339, Class 21, IO, 4.500%, 07/01/18	252
1,217	Series 339, Class 28, IO, 5.500%, 07/01/18	126
1,135	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	151
2,443	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	292
1,427	Series 355, Class 11, IO, 6.000%, 07/01/34	197
1,010	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	97
4,154	Series 365, Class 8, IO, 5.500%, 05/01/36	506
612	Series 368, Class 3, IO, 4.500%, 11/01/20	51
2,301	Series 374, Class 5, IO, 5.500%, 08/01/36	279
1,441	Series 383, Class 32, IO, 6.000%, 01/01/38	224
3,785	Series 383, Class 33, IO, 6.000%, 01/01/38	583
919	Series 393, Class 6, IO, 5.500%, 04/25/37	149
	Federal National Mortgage Association Whole Loan,
67	Series 2002-W5, Class A10, IF, IO, 7.836%, 11/25/30	1
1,410	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,588
513	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	603
240	Series 2003-W4, Class 2A, 6.500%, 10/25/42	270
439	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	509
1,516	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,758
2,237	Series 2004-W15, Class 2AF, VAR, 0.514%, 08/25/44	2,205
2,129	Series 2005-W3, Class 2AF, VAR, 0.484%, 03/25/45	2,120
2,174	Series 2006-W2, Class 1AF1, VAR, 0.484%, 02/25/36	2,156
308	Series 2007-W7, Class 1A4, HB, IF, 37.598%, 07/25/37	446
	Government National Mortgage Association,
1,000	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,077
596	Series 1994-4, Class KQ, 7.988%, 07/16/24	708
3,143	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,545
485	Series 1996-16, Class E, 7.500%, 08/16/26	561
737	Series 1997-8, Class PN, 7.500%, 05/16/27	776
174	Series 1997-11, Class D, 7.500%, 07/20/27	204
379	Series 1998-26, Class K, 7.500%, 09/17/25	444
2,134	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,325
1,907	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,151
38	Series 1999-15, Class E, 6.500%, 01/16/29	38
312	Series 1999-30, Class S, IF, IO, 8.324%, 08/16/29	45
23	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	27
396	Series 1999-40, Class ZW, 7.500%, 11/20/29	442
572	Series 1999-41, Class Z, 8.000%, 11/16/29	680
179	Series 1999-44, Class PC, 7.500%, 12/20/29	209
3,660	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,399
599	Series 1999-44, Class ZG, 8.000%, 12/20/29	711
446	Series 2000-6, Class Z, 7.500%, 02/20/30	523
226	Series 2000-9, Class Z, 8.000%, 06/20/30	268
2,400	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,885
415	Series 2000-12, Class ST, HB, IF, 37.942%, 02/16/30	846
529	Series 2000-14, Class PD, 7.000%, 02/16/30	569
144	Series 2000-16, Class ZN, 7.500%, 02/16/30	158
3,279	Series 2000-21, Class Z, 9.000%, 03/16/30	3,941
559	Series 2000-26, Class TZ, 8.500%, 09/20/30	671
156	Series 2000-26, Class Z, 7.750%, 09/20/30	186
30	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
463	Series 2000-31, Class Z, 9.000%, 10/20/30	556
136	Series 2000-34, Class SG, IF, IO, 8.264%, 10/20/30	29
265	Series 2000-35, Class ZA, 9.000%, 11/20/30	301
41	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	11
193	Series 2000-37, Class B, 8.000%, 12/20/30	229
105	Series 2000-38, Class AH, 7.150%, 12/20/30	122
245	Series 2001-4, Class SJ, IF, IO, 7.881%, 01/19/30	63
250	Series 2001-6, Class SD, IF, IO, 8.274%, 03/16/31	73
463	Series 2001-7, Class PK, 6.500%, 03/20/31	486
1,304	Series 2001-8, Class Z, 6.500%, 03/20/31	1,379
22	Series 2001-32, Class WA, IF, 19.459%, 07/20/31	34
349	Series 2001-35, Class SA, IF, IO, 7.974%, 08/16/31	88
276	Series 2001-36, Class S, IF, IO, 7.774%, 08/16/31	58
1,538	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,646
336	Series 2002-3, Class SP, IF, IO, 7.114%, 01/16/32	67
543	Series 2002-7, Class PG, 6.500%, 01/20/32	613
1,493	Series 2002-24, Class AG, IF, IO, 7.674%, 04/16/32	289
139	Series 2002-24, Class SB, IF, 11.511%, 04/16/32	168

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,621	Series 2002-31, Class SE, IF, IO, 7.224%, 04/16/30	519
1,087	Series 2002-40, Class UK, 6.500%, 06/20/32	1,155
59	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	67
4,134	Series 2002-45, Class QE, 6.500%, 06/20/32	4,531
1,503	Series 2002-47, Class PG, 6.500%, 07/16/32	1,696
2,638	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,841
76	Series 2002-51, Class SG, HB, IF, 31.346%, 04/20/31	123
2,272	Series 2002-52, Class GH, 6.500%, 07/20/32	2,451
659	Series 2002-54, Class GB, 6.500%, 08/20/32	711
615	Series 2002-70, Class AV, 6.000%, 03/20/12	630
1,984	Series 2002-70, Class PS, IF, IO, 7.434%, 08/20/32	197
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,100
674	Series 2002-80, Class EZ, 7.000%, 01/20/32	682
399	Series 2002-88, Class VA, 6.000%, 12/20/17	402
701	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	44
553	Series 2003-4, Class NY, 5.500%, 12/20/13	593
1,775	Series 2003-11, Class SK, IF, IO, 7.424%, 02/16/33	291
748	Series 2003-12, Class SP, IF, IO, 7.434%, 02/20/33	131
176	Series 2003-24, Class PO, PO, 03/16/33	154
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,397
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,537
753	Series 2003-46, Class MG, 6.500%, 05/20/33	875
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,585
617	Series 2003-52, Class AP, PO, 06/16/33	572
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,425
1,441	Series 2003-76, Class LS, IF, IO, 6.934%, 09/20/31	119
205	Series 2003-90, Class PO, PO, 10/20/33	179
318	Series 2003-98, Class PC, 5.000%, 02/20/29	321
2,572	Series 2003-112, Class SA, IF, IO, 6.274%, 12/16/33	380
3,000	Series 2003-112, Class TS, IF, IO, 6.684%, 10/20/32	496
8,054	Series 2004-11, Class SW, IF, IO, 5.234%, 02/20/34	979
1,066	Series 2004-15, Class SA, IF, 18.930%, 12/20/32	1,270
761	Series 2004-28, Class S, IF, 18.904%, 04/16/34	1,087
760	Series 2004-68, Class PO, PO, 05/20/31	736
340	Series 2004-73, Class AE, IF, 14.294%, 08/17/34	410
4,505	Series 2004-90, Class SI, IF, IO, 5.834%, 10/20/34	553
3,486	Series 2005-3, Class SB, IF, IO, 5.834%, 01/20/35	431
8,361	Series 2005-17, Class SL, IF, IO, 6.434%, 07/20/34	1,337
665	Series 2005-35, Class FL, VAR, 0.616%, 03/20/32	663
483	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	40
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	865
806	Series 2005-68, Class DP, IF, 15.779%, 06/17/35	1,013
11,346	Series 2005-68, Class KI, IF, IO, 6.034%, 09/20/35	1,743
1,349	Series 2005-69, Class SY, IF, IO, 6.484%, 11/20/33	231
1,723	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	238
924	Series 2006-16, Class OP, PO, 03/20/36	862
1,005	Series 2006-28, Class GO, PO, 03/20/35	967
3,290	Series 2006-38, Class SW, IF, IO, 6.234%, 06/20/36	299
2,708	Series 2006-59, Class SD, IF, IO, 6.434%, 10/20/36	256
5,955	Series 2006-65, Class SA, IF, IO, 6.534%, 11/20/36	548
3,074	Series 2007-9, Class DI, IF, IO, 6.244%, 03/20/37	345
6,481	Series 2007-17, Class JI, IF, IO, 6.534%, 04/16/37	867
695	Series 2007-17, Class JO, PO, 04/16/37	661
5,032	Series 2007-19, Class SD, IF, IO, 5.934%, 04/20/37	542
5,194	Series 2007-26, Class SC, IF, IO, 5.934%, 05/20/37	505
2,882	Series 2007-27, Class SA, IF, IO, 5.934%, 05/20/37	272
1,261	Series 2007-28, Class BO, PO, 05/20/37	1,168
494	Series 2007-35, Class TO, PO, 04/20/35	484
2,930	Series 2007-36, Class SE, IF, IO, 6.194%, 06/16/37	344
7,691	Series 2007-40, Class SB, IF, IO, 6.484%, 07/20/37	910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,566	Series 2007-42, Class SB, IF, IO, 6.484%, 07/20/37	438
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,908
1,992	Series 2007-49, Class NO, PO, 12/20/35	1,942
4,323	Series 2007-50, Class AI, IF, IO, 6.509%, 08/20/37	415
619	Series 2007-53, Class SW, IF, 19.406%, 09/20/37	801
1,876	Series 2007-57, Class PO, PO, 03/20/37	1,711
3,041	Series 2007-57, Class QA, IF, IO, 6.234%, 10/20/37	334
4,396	Series 2007-71, Class SB, IF, IO, 6.434%, 07/20/36	331
2,965	Series 2007-72, Class US, IF, IO, 6.284%, 11/20/37	318
3,007	Series 2007-73, Class MI, IF, IO, 5.734%, 11/20/37	244
5,935	Series 2007-76, Class SA, IF, IO, 6.264%, 11/20/37	594
2,966	Series 2007-79, Class SY, IF, IO, 6.284%, 12/20/37	262
1,824	Series 2007-81, Class SP, IF, IO, 6.384%, 12/20/37	160
3,274	Series 2007-82, Class SA, IF, IO, 6.264%, 12/20/37	327
1,339	Series 2008-2, Class MS, IF, IO, 6.884%, 01/16/38	147
5,358	Series 2008-2, Class NS, IF, IO, 6.264%, 01/16/38	560
3,060	Series 2008-10, Class S, IF, IO, 5.564%, 02/20/38	217
1,367	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	98
2,169	Series 2008-25, Class SB, IF, IO, 6.634%, 03/20/38	205
1,850	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	271
4,045	Series 2008-36, Class SH, IF, IO, 6.034%, 04/20/38	343
13,823	Series 2008-40, Class SA, IF, IO, 6.124%, 05/16/38	1,942
4,461	Series 2008-41, Class SA, IF, IO, 6.074%, 05/20/38	381
2,952	Series 2008-55, Class SA, IF, IO, 5.934%, 06/20/38	275
1,222	Series 2008-60, Class PO, PO, 01/20/38	1,180
1,862	Series 2008-71, Class SC, IF, IO, 5.734%, 08/20/38	182
2,958	Series 2008-93, Class AS, IF, IO, 5.434%, 12/20/38	204
5,221	Series 2009-6, Class SA, IF, IO, 5.824%, 02/16/39	404
3,085	Series 2009-10, Class SL, IF, IO, 6.224%, 03/16/34	283
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	779
3,291	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	394
2,828	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	295
8,193	Series 2009-22, Class SA, IF, IO, 6.004%, 04/20/39	695
2,512	Series 2009-25, Class SE, IF, IO, 7.334%, 09/20/38	296
2,795	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	326
2,182	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	252
2,734	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	197
4,174	Series 2009-43, Class SA, IF, IO, 5.684%, 06/20/39	351
3,320	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	307
1,281	Series 2009-79, Class OK, PO, 11/16/37	1,193
700	Series 2010-14, Class CO, PO, 08/20/35	555
	Vendee Mortgage Trust,
765	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	862
1,392	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,570
1,144	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,248
810	Series 1996-2, Class 1Z, 6.750%, 06/15/26	937
1,561	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,829
1,906	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,206
3,338	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,766
		877,329
	Non-Agency CMO — 14.4%
3,096	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	2,940
	American General Mortgage Loan Trust,
429	Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	432
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,308

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,861
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,335
1,098	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,126
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.159%, 09/25/35	3,051
	ASG Resecuritization Trust,
2,082	Series 2009-1, Class A60, VAR, 5.489%, 06/26/37 (e)	2,103
3,928	Series 2009-2, Class A55, VAR, 5.570%, 05/24/36 (e)	3,958
8,233	Series 2009-3, Class A65, VAR, 5.438%, 03/26/37 (e)	8,215
9,621	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	9,717
2,263	Series 2010-2, Class A60, VAR, 5.189%, 01/28/37 (e)	2,252
2,929	Series 2010-3, Class 2A22, VAR, 0.523%, 10/28/36 (e)	2,855
	Banc of America Alternative Loan Trust,
399	Series 2003-2, Class PO, PO, 04/25/33	380
1,141	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,166
566	Series 2003-11, Class PO, PO, 01/25/34	392
398	Series 2004-6, Class 15PO, PO, 07/25/19	322
2,134	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,653
7,324	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,048
1,738	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,084
	Banc of America Funding Corp.,
873	Series 2003-3, Class 1A33, 5.500%, 10/25/33	890
840	Series 2004-1, Class PO, PO, 03/25/34	604
2,180	Series 2004-2, Class 30PO, PO, 09/20/34	1,410
1,407	Series 2004-3, Class 1A7, 5.500%, 10/25/34	1,403
1,318	Series 2004-C, Class 1A1, VAR, 5.032%, 12/20/34	1,348
2,070	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,934
1,764	Series 2005-7, Class 30PO, PO, 11/25/35	1,113
1,150	Series 2005-8, Class 30PO, PO, 01/25/36	723
2,901	Series 2005-E, Class 4A1, VAR, 2.959%, 03/20/35	2,778
1,071	Series 2006-A, Class 3A2, VAR, 5.695%, 02/20/36	661
	Banc of America Mortgage Securities, Inc.,
531	Series 2003-3, Class 2A1, VAR, 0.814%, 05/25/18	505
741	Series 2003-6, Class 2A1, VAR, 0.714%, 08/25/18	714
243	Series 2003-7, Class A2, 4.750%, 09/25/18	251
520	Series 2003-8, Class APO, PO, 11/25/33	373
5,723	Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	22
260	Series 2004-4, Class APO, PO, 05/25/34	189
3,378	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,273
856	Series 2004-6, Class 2A5, PO, 07/25/34	653
1,222	Series 2004-6, Class APO, PO, 07/25/34	839
97	Series 2004-8, Class 5PO, PO, 05/25/32	74
126	Series 2004-8, Class XPO, PO, 10/25/34	102
550	Series 2004-A, Class 2A2, VAR, 3.520%, 02/25/34	491
1,977	Series 2004-J, Class 3A1, VAR, 5.096%, 11/25/34	1,815
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,891
503	Series 2005-A, Class 2A1, VAR, 3.179%, 02/25/35	435
	BCAP LLC Trust,
1,914	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,894
1,206	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,200
951	Series 2010-RR4, Class 2A1, VAR, 1.012%, 06/26/37 (e)	923
2,000	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	2,000
1,639	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,647
2,760	Series 2010-RR7, Class 15A1, VAR, 1.142%, 01/26/36 (e)	2,512
1,934	Series 2010-RR7, Class 16A1, VAR, 1.086%, 02/26/47 (e)	1,789
2,500	Series 2010-RR7, Class 1A5, VAR, 5.033%, 04/26/35 (e)	2,512
5,917	Series 2010-RR7, Class 2A1, VAR, 5.104%, 07/26/45 (e)	5,976
1,455	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	1,485
	Bear Stearns Adjustable Rate Mortgage Trust,
463	Series 2003-7, Class 3A, VAR, 3.011%, 10/25/33	447
1,226	Series 2004-1, Class 12A1, VAR, 3.136%, 04/25/34	1,106

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
887	Series 2004-2, Class 14A, VAR, 5.137%, 05/25/34	928
3,726	Series 2005-5, Class A1, VAR, 2.300%, 08/25/35	3,531
7,017	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,267
	Citicorp Mortgage Securities, Inc.,
175	Series 1993-14, Class A3, VAR, 1.464%, 11/25/23	171
3,359	Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,445
2,243	Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,301
634	Series 2005-5, Class APO, PO, 08/25/35	462
829	Series 2005-8, Class APO, PO, 11/25/35	547
	Citigroup Mortgage Loan Trust, Inc.,
1,514	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,565
473	Series 2003-1, Class 2A6, PO, 10/25/33	337
525	Series 2003-1, Class PO2, PO, 10/25/33	332
500	Series 2003-1, Class PO3, PO, 09/25/33	319
308	Series 2003-UP3, Class A3, 7.000%, 09/25/33	314
1,961	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,038
615	Series 2003-UST1, Class PO1, PO, 12/25/18	483
275	Series 2003-UST1, Class PO3, PO, 12/25/18	219
964	Series 2004-UST1, Class A6, VAR, 5.081%, 08/25/34	950
582	Series 2005-1, Class 2A1A, VAR, 3.074%, 04/25/35	339
750	Series 2005-5, Class 1A2, VAR, 2.679%, 08/25/35	410
1,468	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,472
	Countrywide Alternative Loan Trust,
792	Series 2002-8, Class A4, 6.500%, 07/25/32	768
37	Series 2002-17, Class A7, 2.500%, 01/25/33	37
10,867	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,129
3,500	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,496
5,228	Series 2005-1CB, Class 1A6, IF, IO, 6.836%, 03/25/35	750
996	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,027
7,340	Series 2005-20CB, Class 3A8, IF, IO, 4.486%, 07/25/35	680
1,033	Series 2005-26CB, Class A10, IF, 12.572%, 07/25/35	1,055
6,822	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,651
378	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	300
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,897
17,021	Series 2005-54CB, Class 1A2, IF, IO, 4.586%, 11/25/35	1,838
4,230	Series 2005-57CB, Class 3A2, IF, IO, 4.836%, 12/25/35	513
2,232	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,362
18,101	Series 2005-22T1, Class A2, IF, IO, 4.806%, 06/25/35	1,904
12,277	Series 2005-37T1, Class A2, IF, IO, 4.786%, 09/25/35	1,498
14,702	Series 2005-J1, Class 1A4, IF, IO, 4.836%, 02/25/35	1,353
5,898	Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,120
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	729
	Countrywide Home Loan Mortgage Pass-Through Trust,
701	Series 2003-8, Class A4, 4.500%, 05/25/18	701
2,772	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,629
337	Series 2003-34, Class A11, 5.250%, 09/25/33	344
753	Series 2003-44, Class A9, PO, 10/25/33	635
1,598	Series 2003-J7, Class 4A3, IF, 9.432%, 08/25/18	1,672
932	Series 2004-7, Class 2A1, VAR, 2.424%, 06/25/34	881
1,709	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,742
370	Series 2004-HYB1, Class 2A, VAR, 3.297%, 05/20/34	312
1,287	Series 2004-HYB3, Class 2A, VAR, 2.612%, 06/20/34	1,054
1,098	Series 2004-HYB6, Class A3, VAR, 3.399%, 11/20/34	928
1,503	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,559
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,458
5,466	Series 2005-22, Class 2A1, VAR, 5.021%, 11/25/35	4,058
	Credit Suisse Mortgage Capital Certificates,
1,740	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,750
5,145	Series 2010-11R, Class A1, VAR, 1.260%, 06/28/47 (e)	5,164
	CS First Boston Mortgage Securities Corp.,
921	Series 2003-1, Class DB1, 6.564%, 02/25/33	824

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
641	Series 2003-17, Class 2A1, 5.000%, 07/25/18	639
2,430	Series 2003-25, Class 1P, PO, 10/25/33	1,703
370	Series 2004-5, Class 5P, PO, 08/25/19	292
1,721	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,532
1,782	Series 2005-4, Class 3A22, 5.500%, 06/25/35	737
1,914	Series 2005-4, Class 3A23, 5.500%, 06/25/35	838
1,862	Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,815
24	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	24
	First Horizon Alternative Mortgage Securities,
1,497	Series 2004-AA4, Class A1, VAR, 2.255%, 10/25/34	1,281
2,242	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,742
4,244	Series 2007-FA4, Class 1A2, IF, IO, 5.386%, 08/25/37	556
	First Horizon Asset Securities, Inc.,
517	Series 2003-3, Class 1A4, 3.900%, 05/25/33	509
2,923	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,832
1,456	Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	1,371
1,185	Series 2004-AR7, Class 2A1, VAR, 2.870%, 02/25/35	1,161
2,567	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	2,619
	GMAC Mortgage Corp. Loan Trust,
1,545	Series 2003-AR1, Class A4, VAR, 3.784%, 10/19/33	1,525
892	Series 2004-J5, Class A7, 6.500%, 01/25/35	913
622	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	640
1,198	Series 2005-AR3, Class 3A3, VAR, 3.241%, 06/19/35	1,147
5,565	Series 2005-AR3, Class 3A4, VAR, 3.241%, 06/19/35	4,388
5,529	Series 2010-1, Class A, 5.000%, 07/25/40 (e)	5,635
	GSMPS Mortgage Loan Trust,
1,378	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,200
6,648	Series 2006-RP2, Class 1AS2, IF, IO, 5.461%, 04/25/36 (e)	1,269
	GSR Mortgage Loan Trust,
1,691	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,740
329	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	330
181	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	186
516	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	349
1,120	Series 2005-4F, Class AP, PO, 05/25/35	807
5,346	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,830
4,400	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,335
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,612
26,323	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.394%, 08/25/35	230
	JP Morgan Mortgage Trust,
3,634	Series 2006-A2, Class 4A1, VAR, 2.932%, 08/25/34	3,532
955	Series 2006-A3, Class 6A1, VAR, 3.011%, 08/25/34	874
	Lehman Mortgage Trust,
1,806	Series 2006-2, Class 1A1, VAR, 6.403%, 04/25/36	1,679
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,595
1,646	LVII Resecuritization Trust, Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	1,642
	MASTR Adjustable Rate Mortgages Trust,
172	Series 2004-4, Class 2A1, VAR, 2.905%, 05/25/34	91
2,010	Series 2004-13, Class 2A1, VAR, 2.961%, 04/21/34	1,985
8,264	Series 2004-13, Class 3A6, VAR, 2.906%, 11/21/34	8,216
2,800	Series 2004-13, Class 3A7, VAR, 2.906%, 11/21/34	2,502
473	Series 2004-15, Class 3A1, VAR, 3.558%, 12/25/34	370
	MASTR Alternative Loans Trust,
411	Series 2003-3, Class 1A1, 6.500%, 05/25/33	427
1,456	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,404
1,298	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,338
3,052	Series 2004-4, Class 10A1, 5.000%, 05/25/24	3,108
914	Series 2004-6, Class 30PO, PO, 07/25/34	594
1,257	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,257
650	Series 2004-7, Class 30PO, PO, 08/25/34	438
3,160	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,244
713	Series 2004-10, Class 1A1, 4.500%, 09/25/19	720
	MASTR Asset Securitization Trust,
385	Series 2003-2, Class 2A1, 4.500%, 03/25/18	386
235	Series 2003-3, Class 4A1, 5.000%, 04/25/18	243
571	Series 2003-4, Class 3A2, 5.000%, 05/25/18	571
540	Series 2003-12, Class 30PO, PO, 12/25/33	342
359	Series 2004-1, Class 30PO, PO, 02/25/34	227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
403	Series 2004-4, Class 3A1, 4.500%, 04/25/19	419
269	Series 2004-6, Class 15PO, PO, 05/25/19	222
789	Series 2004-8, Class 1A1, 4.750%, 08/25/19	811
270	Series 2004-8, Class PO, PO, 08/25/19	212
100	Series 2004-10, Class 5A1, VAR, 0.664%, 11/25/34	96
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	845
4,575	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.614%, 05/25/35 (e)	3,741
5,361	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,431
116	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	131
937	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.584%, 02/25/35	708
	Nomura Asset Acceptance Corp.,
824	Series 2003-A1, Class A1, 5.500%, 05/25/33	843
329	Series 2003-A1, Class A2, 6.000%, 05/25/33	343
66	Series 2003-A1, Class A5, 7.000%, 04/25/33	69
69	Series 2003-A1, Class A7, 5.000%, 04/25/18	71
795	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	786
	Paine Webber CMO Trust,
5	Series H, Class 4, 8.750%, 04/01/18	6
23	Series P, Class 4, 8.500%, 08/01/19	26
76	RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	76
	RBSSP Resecuritization Trust,
2,179	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,222
1,645	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,630
1,167	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,171
2,500	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,472
1,600	Series 2010-9, Class 1A1, VAR, 0.449%, 07/26/37 (e)	1,370
	Residential Accredit Loans, Inc.,
1,273	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,272
407	Series 2002-QS16, Class A3, IF, 16.071%, 10/25/17	453
5,045	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,450
913	Series 2003-QS3, Class A2, IF, 15.920%, 02/25/18	1,019
892	Series 2003-QS3, Class A8, IF, IO, 7.336%, 02/25/18	108
2,369	Series 2003-QS9, Class A3, IF, IO, 7.286%, 05/25/18	344
2,236	Series 2003-QS12, Class A2A, IF, IO, 7.336%, 06/25/18	337
680	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	94
4,644	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,702
1,386	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,408
2,831	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,861
3,340	Series 2004-QA6, Class NB2, VAR, 3.345%, 12/26/34	2,548
585	Series 2004-QS8, Class A2, 5.000%, 06/25/34	575
	Residential Asset Securitization Trust,
1,364	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,150
146	Series 2003-A14, Class A1, 4.750%, 02/25/19	148
4,758	Series 2005-A2, Class A4, IF, IO, 4.786%, 03/25/35	526
956	Series 2005-A11, Class PO, PO, 10/25/35	659
1,641	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,020
	Residential Funding Mortgage Securities I,
1,307	Series 2003-S7, Class A17, 4.000%, 05/25/33	1,298
261	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	260
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,077
611	Series 2003-S14, Class A4, PO, 07/25/18	594
1,264	Series 2004-S3, Class A1, 4.750%, 03/25/19	1,302
2,226	Series 2004-S6, Class 2A6, PO, 06/25/34	1,999
520	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	519
1,189	Series 2005-SA4, Class 1A1, VAR, 3.241%, 09/25/35	938
255	Series 2007-S2, Class A11, 5.750%, 02/25/37	245
130	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	110
	Salomon Brothers Mortgage Securities VII, Inc.,
797	Series 2003-HYB1, Class A, VAR, 3.677%, 09/25/33	779
193	Series 2003-UP2, Class PO1, PO, 12/25/18	162
5,500	Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.764%, 01/25/40 (e)	5,512
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.934%, 06/25/34	2,749

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Structured Asset Securities Corp.,
94	Series 2002-10H, Class 1AP, PO, 05/25/32	68
414	Series 2003-8, Class 1A2, 5.000%, 04/25/18	398
505	Series 2003-31A, Class B1, VAR, 2.855%, 10/25/33	189
2,086	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,086
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,068
2,258	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,258
794	Series 2005-6, Class 4A1, 5.000%, 05/25/35	781
421	Series 2005-6, Class 5A8, IF, 13.372%, 05/25/35	422
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	820
	WaMu Mortgage Pass-Through Certificates,
259	Series 2003-AR8, Class A, VAR, 2.716%, 08/25/33	260
6,041	Series 2003-AR9, Class 1A6, VAR, 2.766%, 09/25/33	6,016
777	Series 2003-AR9, Class 2A, VAR, 2.801%, 09/25/33	777
1,272	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,288
3,232	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,146
584	Series 2003-S9, Class P, PO, 10/25/33	369
4,239	Series 2003-S10, Class A5, 5.000%, 10/25/18	4,251
466	Series 2003-S10, Class A6, PO, 10/25/18	460
931	Series 2003-S11, Class 2A5, IF, 16.325%, 11/25/33	947
502	Series 2004-AR3, Class A1, VAR, 2.708%, 06/25/34	475
286	Series 2004-AR3, Class A2, VAR, 2.708%, 06/25/34	281
2,348	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,016
522	Series 2004-S3, Class 2A3, IF, 18.112%, 07/25/34	526
708	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	400
424	Series 2006-AR12, Class 2P, VAR, 10/25/36	240
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
16,146	Series 2005-2, Class 1A4, IF, IO, 4.786%, 04/25/35	1,693
3,833	Series 2005-2, Class 2A3, IF, IO, 4.736%, 04/25/35	389
4,123	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	755
4,229	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,507
4,028	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	716
1,395	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,196
5,188	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,713
81	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	84
	Wells Fargo Mortgage-Backed Securities Trust,
460	Series 2002-18, Class 2A5, 6.000%, 12/25/32	463
746	Series 2003-8, Class A9, 4.500%, 08/25/18	763
2,260	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,285
507	Series 2003-11, Class 1APO, PO, 10/25/18	412
1,423	Series 2003-13, Class A7, 4.500%, 11/25/18	1,456
1,844	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,911
365	Series 2003-15, Class APO, PO, 12/25/18	283
1,621	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,662
1,008	Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,006
1,140	Series 2003-K, Class 1A1, VAR, 4.471%, 11/25/33	1,120
2,156	Series 2003-K, Class 1A2, VAR, 4.471%, 11/25/33	2,117
536	Series 2004-2, Class APO, PO, 01/25/19	437
1,019	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,055
992	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,032
2,021	Series 2004-BB, Class A4, VAR, 2.897%, 01/25/35	2,005
1,348	Series 2004-EE, Class 2A1, VAR, 2.898%, 12/25/34	1,298
1,410	Series 2004-EE, Class 3A1, VAR, 3.100%, 12/25/34	1,370
2,787	Series 2004-P, Class 2A1, VAR, 2.914%, 09/25/34	2,730
1,387	Series 2004-V, Class 1A1, VAR, 2.914%, 10/25/34	1,358
442	Series 2005-13, Class APO, PO, 11/25/20	334
1,088	Series 2005-16, Class APO, PO, 01/25/36	730
728	Series 2005-AR8, Class 2A1, VAR, 2.957%, 06/25/35	729
769	Series 2005-AR16, Class 2A1, VAR, 2.997%, 10/25/35	727
1,749	Series 2006-2, Class APO, PO, 03/25/36	1,029
1,178	Series 2006-4, Class 1APO, PO, 04/25/36	782
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,152
815	Series 2007-11, Class A14, 6.000%, 08/25/37	682
		425,442
	Total Collateralized Mortgage Obligations (Cost $1,217,109)	1,302,771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	420
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,463
4,421	Series 2005-6, Class ASB, VAR, 5.350%, 09/10/47	4,755
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	291
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,408
	Bear Stearns Commercial Mortgage Securities,
69	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	70
2,183	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,293
3,148	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	3,460
1,236	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,261
1,129	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	1,145
1,100	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,196
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,314
	GS Mortgage Securities Corp. II,
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	825
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	955
1,000	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,078
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,409
3,223	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,384
3,207	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.594%, 02/12/39	3,537
	Morgan Stanley Capital I,
744	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	756
292	Series 2006-T23, Class A1, 5.682%, 08/12/41	296
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.044%, 08/15/39	6,183
3,699	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,720
	Total Commercial Mortgage-Backed Securities (Cost $42,303)	47,219
Corporate Bonds — 17.4%
	Consumer Discretionary — 1.2%
	Automobiles — 0.0% (g)
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,142
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	433
	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	524
	Media — 1.0%
	CBS Corp.,
252	5.750%, 04/15/20	280
600	7.875%, 07/30/30	734
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	351
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	716
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,112
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,113
1,484	5.500%, 03/15/11	1,521
1,845	5.900%, 03/15/16	2,131
740	Comcast Holdings Corp., 10.625%, 07/15/12	859
	Cox Communications, Inc.,
505	5.450%, 12/15/14	569
728	7.750%, 11/01/10	736
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	539
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,021
2,000	6.000%, 08/15/40	2,105
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,621
	News America Holdings, Inc.,
500	8.000%, 10/17/16	631
355	8.875%, 04/26/23	490
	News America, Inc.,
100	6.200%, 12/15/34	109
250	6.900%, 08/15/39	300
1,000	7.300%, 04/30/28	1,156

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	349
493	5.950%, 07/15/13	554
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,426
800	8.250%, 04/01/19	1,026
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	157
1,100	8.375%, 07/15/33	1,445
872	10.150%, 05/01/12	993
	Time Warner, Inc.,
150	6.200%, 03/15/40	165
200	7.625%, 04/15/31	249
171	7.700%, 05/01/32	216
995	Viacom, Inc., 6.250%, 04/30/16	1,160
		28,834
	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	328
	Target Corp.,
200	6.000%, 01/15/18	242
800	7.000%, 01/15/38	1,047
		1,617
	Specialty Retail — 0.1%
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,831
750	Lowe’s Cos., Inc., 7.110%, 05/15/37	986
590	Staples, Inc., 9.750%, 01/15/14	732
		3,549
	Total Consumer Discretionary	36,099
	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	677
905	5.750%, 04/01/36	984
515	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	660
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	542
410	4.875%, 03/15/19	473
300	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	330
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	579
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	914
500	5.500%, 04/01/13	553
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	982
252	PepsiCo, Inc., 7.900%, 11/01/18	337
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	300
		7,331
	Food & Staples Retailing — 0.2%
250	CVS Caremark Corp., 6.125%, 09/15/39	281
	Kroger Co. (The),
850	7.500%, 01/15/14	1,006
1,460	7.500%, 04/01/31	1,901
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	460
752	5.250%, 09/01/35	824
215	6.200%, 04/15/38	265
350	7.550%, 02/15/30	484
		5,221
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	177
875	8.500%, 06/15/19	1,058
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	204
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	434
100	6.375%, 06/01/12 (e)	109
850	7.350%, 03/06/19 (e)	1,078
232	General Mills, Inc., 6.000%, 02/15/12	249
	Kellogg Co.,
462	4.250%, 03/06/13	496
1,200	5.125%, 12/03/12	1,306
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,697
1,135	6.500%, 08/11/17	1,355
345	6.750%, 02/19/14	400
600	6.875%, 02/01/38	740
500	6.875%, 01/26/39	619
350	7.000%, 08/11/37	435
		10,357
	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	88
998	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,319
110	Procter & Gamble Co., 5.500%, 02/01/34	129
		1,536
	Total Consumer Staples	24,445

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 0.8%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	2,094
	Oil, Gas & Consumable Fuels — 0.7%
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	127
2,000	7.625%, 03/15/14	2,150
265	8.700%, 03/15/19	291
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,240
1,500	Chevron Corp., 4.950%, 03/03/19	1,733
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	531
	ConocoPhillips,
200	5.200%, 05/15/18	229
450	5.750%, 02/01/19	537
150	6.000%, 01/15/20	182
200	6.500%, 02/01/39	255
105	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	112
645	EnCana Corp., (Canada), 6.500%, 05/15/19 (c)	786
200	Kerr-McGee Corp., 6.950%, 07/01/24	202
410	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	453
	Marathon Oil Corp.,
900	5.900%, 03/15/18	1,040
1,535	6.000%, 10/01/17	1,780
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	378
1,045	6.800%, 05/15/38	1,256
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	275
275	4.000%, 03/21/14	298
1,000	4.300%, 09/22/19	1,084
1,005	4.375%, 03/25/20	1,102
1,230	6.375%, 12/15/38	1,563
467	Statoil ASA, (Norway), 3.125%, 08/17/17	482
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	303
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	158
	XTO Energy, Inc.,
300	4.625%, 06/15/13	330
2,000	5.750%, 12/15/13	2,293
		21,170
	Total Energy	23,264
	Financials — 9.6%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
900	2.950%, 06/18/15	942
750	4.600%, 01/15/20 (c)	830
310	5.125%, 08/27/13	345
	BlackRock, Inc.,
540	3.500%, 12/10/14	572
652	5.000%, 12/10/19	719
350	6.250%, 09/15/17	412
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	276
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	556
6,022	6.125%, 11/15/11	6,387
500	FMR LLC, 6.450%, 11/15/39 (e)	531
	Goldman Sachs Group, Inc. (The),
892	3.700%, 08/01/15	903
1,041	4.750%, 07/15/13	1,106
2,660	5.150%, 01/15/14	2,855
1,032	5.250%, 10/15/13	1,117
840	5.375%, 03/15/20	867
750	5.500%, 11/15/14	821
4,100	5.950%, 01/18/18	4,439
94	6.000%, 06/15/20	101
305	6.250%, 09/01/17	338
1,606	6.600%, 01/15/12	1,716
485	6.750%, 10/01/37	495
3,612	6.875%, 01/15/11 (c)	3,694
825	7.500%, 02/15/19	962
	Jefferies Group, Inc.,
1,005	5.500%, 03/15/16	1,066
1,000	6.450%, 06/08/27	1,006
350	8.500%, 07/15/19	406
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	22
1,246	4.800%, 03/13/14 (d)	262
1,000	5.500%, 04/04/16 (d)	210
1,200	5.750%, 05/17/13 (d)	252
1,850	6.000%, 07/19/12 (d)	388
1,670	6.625%, 01/18/12 (d)	351
152	7.875%, 11/01/09 (d)	32
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,372
920	5.700%, 05/02/17	958
292	6.050%, 08/15/12	313
1,410	6.150%, 04/25/13	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
2,066	6.400%, 08/28/17	2,228
1,249	6.875%, 04/25/18	1,374
	Morgan Stanley,
625	4.000%, 07/24/15	628
893	4.200%, 11/20/14	920
2,029	4.750%, 04/01/14	2,089
1,785	5.300%, 03/01/13	1,908
1,021	5.500%, 07/24/20	1,029
665	5.625%, 09/23/19	677
900	5.750%, 08/31/12	961
1,200	6.000%, 05/13/14	1,308
2,440	6.600%, 04/01/12	2,618
400	6.625%, 04/01/18	439
5,247	6.750%, 04/15/11	5,442
370	6.750%, 10/15/13	409
1,150	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	1,313
226	Northern Trust Corp., 5.500%, 08/15/13	253
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	416
2,300	3.875%, 01/15/15	2,376
365	4.875%, 08/04/20	380
500	5.750%, 04/25/18	561
425	5.875%, 12/20/17	480
		67,968
	Commercial Banks — 2.2%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	557
737	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	784
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	723
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,698
935	3.900%, 04/07/15	978
175	5.000%, 09/22/16	190
700	5.200%, 07/10/14	770
1,000	6.050%, 12/04/17 (e)	1,077
	BB&T Corp.,
865	3.375%, 09/25/13	906
1,450	3.850%, 07/27/12	1,519
750	3.950%, 04/29/16	787
740	4.900%, 06/30/17	784
245	6.850%, 04/30/19	298
695	Branch Banking & Trust Co., 5.625%, 09/15/16	786
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,128
	Credit Suisse, (Switzerland),
500	3.450%, 07/02/12	518
451	4.375%, 08/05/20	453
942	5.000%, 05/15/13	1,019
160	5.300%, 08/13/19	176
970	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	1,033
720	Fifth Third Bancorp, 5.450%, 01/15/17	749
666	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	676
2,400	KeyBank N.A., 5.500%, 09/17/12	2,558
480	KeyCorp, 6.500%, 05/14/13	526
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,425
1,845	Marshall & Ilsley Corp., 5.350%, 04/01/11	1,878
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,048
795	3.750%, 03/02/15 (e)	837
250	National City Bank, 5.800%, 06/07/17	275
400	PNC Bank N.A., 6.875%, 04/01/18	466
	PNC Funding Corp.,
567	4.375%, 08/11/20	576
1,890	5.250%, 11/15/15	2,057
315	6.700%, 06/10/19	375
2,400	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	2,483
625	Regions Financial Corp., 7.375%, 12/10/37	579
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,127
820	6.000%, 09/11/17	899
880	6.375%, 04/01/11	906
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,161
	U.S. Bancorp,
645	2.000%, 06/14/13	660
1,107	7.500%, 06/01/26	1,302
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,092
250	6.000%, 11/15/17	282
1,125	6.600%, 01/15/38	1,275
	Wachovia Corp.,
685	4.875%, 02/15/14	728
2,000	5.300%, 10/15/11	2,096
4,480	5.750%, 02/01/18	5,062

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wells Fargo & Co.,
1,000	3.750%, 10/01/14	1,054
2,135	5.625%, 12/11/17	2,411
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	971
250	5.750%, 05/16/16	279
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	962
2,105	4.875%, 11/19/19	2,241
		66,200
	Consumer Finance — 0.8%
	American Express Credit Corp.,
2,140	5.875%, 05/02/13	2,354
400	7.300%, 08/20/13	458
1,083	American General Finance Corp., 5.375%, 10/01/12	985
405	American Honda Finance Corp., 2.375%, 03/18/13 (e)	414
	Capital One Bank USA N.A.,
160	5.750%, 09/15/10	160
250	8.800%, 07/15/19	317
	Capital One Financial Corp.,
850	5.700%, 09/15/11	885
1,900	6.250%, 11/15/13	2,111
665	6.750%, 09/15/17	789
240	7.375%, 05/23/14	279
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,059
1,748	5.000%, 06/30/15	1,885
2,200	5.250%, 01/15/14	2,355
512	6.375%, 10/15/11	541
188	6.375%, 11/27/12	205
1,665	7.000%, 05/15/12	1,798
207	7.350%, 11/27/32	228
	John Deere Capital Corp.,
265	4.500%, 04/03/13	287
1,000	5.250%, 10/01/12	1,083
1,023	SLM Corp., 5.375%, 01/15/13	1,003
962	Toyota Motor Credit Corp., 3.200%, 06/17/15	1,016
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	332
1,845	Washington Mutual Finance Corp., 6.875%, 05/15/11	1,916
		22,460
	Diversified Financial Services — 2.6%
1,400	Associates Corp. of North America, 6.950%, 11/01/18	1,551
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,327
	Bank of America Corp.,
421	4.500%, 04/01/15	436
300	4.900%, 05/01/13	318
2,520	5.625%, 10/14/16	2,686
145	5.650%, 05/01/18	151
1,510	5.750%, 08/15/16	1,598
1,023	7.400%, 01/15/11	1,048
1,455	Bank of America N.A., 5.300%, 03/15/17	1,490
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	701
2,122	5.250%, 11/07/13 (c)	2,202
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	866
665	4.900%, 08/15/13	732
560	5.500%, 03/15/16	651
1,300	6.200%, 09/30/13	1,490
305	7.050%, 10/01/18	385
510	7.150%, 02/15/19	657
	Citigroup, Inc.,
856	4.700%, 05/29/15	877
222	4.750%, 05/19/15	229
1,015	5.000%, 09/15/14	1,043
2,025	5.125%, 05/05/14	2,134
536	5.375%, 08/09/20	541
600	5.500%, 04/11/13	637
605	5.500%, 10/15/14	644
2,112	5.625%, 08/27/12	2,215
300	6.000%, 12/13/13	324
2,150	6.000%, 08/15/17	2,304
350	6.125%, 11/21/17	378
510	6.375%, 08/12/14	558
400	8.125%, 07/15/39	498
230	8.500%, 05/22/19	281
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,547
100	5.750%, 02/15/14	113
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,231
200	Diageo Investment Corp., 9.000%, 08/15/11	216
	General Electric Capital Corp.,
5,825	5.250%, 10/19/12	6,272
2,500	5.400%, 02/15/17	2,730

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
5,055	5.625%, 05/01/18	5,574
1,000	5.650%, 06/09/14	1,111
10,450	5.875%, 02/15/12	11,140
310	5.875%, 01/14/38	319
6,912	6.000%, 06/15/12	7,471
2,094	6.750%, 03/15/32	2,368
277	International Lease Finance Corp., 5.875%, 05/01/13	264
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	232
635	4.750%, 03/01/14	706
200	10.375%, 11/01/18	288
640	Textron Financial Corp., 5.400%, 04/28/13	670
		76,204
	Insurance — 1.4%
350	ACE INA Holdings, Inc., 5.600%, 05/15/15	396
317	Aflac, Inc., 6.450%, 08/15/40	333
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,117
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,501
2,960	5.450%, 05/18/17	2,841
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,229
	Berkshire Hathaway Finance Corp.,
1,250	4.000%, 04/15/12	1,315
1,000	4.600%, 05/15/13	1,091
605	5.000%, 08/15/13	672
1,205	5.400%, 05/15/18	1,381
100	Chubb Corp. (The), 5.750%, 05/15/18	115
781	CNA Financial Corp., 5.875%, 08/15/20	786
3,120	Genworth Global Funding Trusts, 5.200%, 10/08/10	3,132
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	883
1,695	6.125%, 05/30/12 (e)	1,815
	MassMutual Global Funding II,
338	2.875%, 04/21/14 (e)	354
500	3.625%, 07/16/12 (e)	522
430	MetLife, Inc., 6.817%, 08/15/18	513
	Metropolitan Life Global Funding I,
1,250	2.875%, 09/17/12 (e)	1,283
300	5.125%, 04/10/13 (e)	327
1,093	5.200%, 09/18/13 (e)	1,200
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	271
467	Nationwide Financial Services, 6.250%, 11/15/11	487
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	785
2,637	5.375%, 09/15/13 (e)	2,912
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	687
410	5.150%, 04/15/13 (e)	441
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,335
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	522
4,549	6.250%, 02/15/12 (e)	4,826
505	Principal Life Income Funding Trusts, 5.150%, 06/17/11	523
2,365	Protective Life Secured Trusts, 4.000%, 04/01/11	2,409
210	Travelers Cos, Inc. (The), 5.800%, 05/15/18	239
1,120	Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	1,237
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	326
		41,806
	Real Estate Investment Trusts (REITs) — 0.2%
1,325	CommonWealth REIT, 6.650%, 01/15/18	1,421
	Simon Property Group LP,
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	202
705	5.625%, 08/15/14	802
665	6.100%, 05/01/16	769
320	6.125%, 05/30/18	371
330	6.750%, 05/15/14	382
1,236	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,446
		5,427
	Thrifts & Mortgage Finance — 0.1%
2,865	Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,917
	Total Financials	282,982
	Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
237	4.500%, 03/15/20	264
570	5.700%, 02/01/19	687

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Biotechnology — Continued
720	5.750%, 03/15/40	845
		1,796
	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	415
215	4.625%, 03/15/15	241
100	Becton Dickinson and Co., 5.000%, 05/15/19	115
		771
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
168	5.875%, 06/15/17	194
113	7.000%, 02/15/19	138
		332
	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	309
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	739
450	Eli Lilly & Co., 3.550%, 03/06/12	469
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	498
750	4.850%, 05/15/13	824
530	6.375%, 05/15/38	672
650	Merck & Co., Inc., 6.000%, 09/15/17	790
		4,301
	Total Health Care	7,200
	Industrials — 0.6%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	353
1,144	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,336
	Northrop Grumman Systems Corp.,
1,059	7.125%, 02/15/11	1,089
300	7.750%, 03/01/16	380
244	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	253
		3,411
	Airlines — 0.0% (g)
300	Continental Airlines 2002-2 Class A-2 Pass-Through Trust, 7.487%, 10/02/10	301
282	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	292
		593
	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	199
	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	800
	Waste Management, Inc.,
214	4.750%, 06/30/20	229
455	7.375%, 03/11/19	571
		1,600
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	349
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	668
		1,017
	Machinery — 0.1%
500	Eaton Corp., 5.600%, 05/15/18	584
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	323
125	PACCAR, Inc., 6.375%, 02/15/12	134
135	Parker Hannifin Corp., 5.500%, 05/15/18	158
		1,199
	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
500	5.650%, 05/01/17	576
250	5.750%, 03/15/18	291
250	6.700%, 08/01/28	301
200	6.750%, 07/15/11	210
450	7.000%, 02/01/14	527
999	7.125%, 12/15/10	1,018
	CSX Corp.,
145	6.250%, 04/01/15	170
250	6.300%, 03/15/12	267
205	7.375%, 02/01/19	259
350	Erac USA Finance Co., 6.375%, 10/15/17 (e)	406
	Norfolk Southern Corp.,
505	6.750%, 02/15/11	518
355	7.700%, 05/15/17	453
420	Ryder System, Inc., 3.600%, 03/01/16	425
	Union Pacific Corp.,
235	4.875%, 01/15/15	261
1,100	5.650%, 05/01/17	1,277
600	5.700%, 08/15/18	700
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	485

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
60	SUB, 8.375%, 04/01/30	85
		8,229
	Total Industrials	16,248
	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,035
755	5.900%, 02/15/39	886
		1,921
	Computers & Peripherals — 0.3%
300	Dell, Inc., 7.100%, 04/15/28	369
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	286
600	4.750%, 06/02/14	673
1,345	5.400%, 03/01/17	1,573
1,230	6.125%, 03/01/14	1,422
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	3,115
690	6.220%, 08/01/27	837
1,075	7.625%, 10/15/18	1,437
		9,712
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
165	6.000%, 04/01/20	178
1,080	6.875%, 07/01/13	1,203
		1,381
	IT Services — 0.0% (g)
1,020	Electronic Data Systems LLC, 6.000%, 08/01/13	1,158
	Office Electronics — 0.0% (g)
	Xerox Corp.,
550	6.750%, 02/01/17	643
100	8.250%, 05/15/14	120
		763
	Software — 0.1%
160	Intuit, Inc., 5.750%, 03/15/17	181
	Oracle Corp.,
500	5.000%, 07/08/19	575
1,412	5.250%, 01/15/16	1,639
698	5.750%, 04/15/18	835
465	6.500%, 04/15/38	586
		3,816
	Total Information Technology	18,751
	Materials — 0.4%
	Chemicals — 0.3%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	264
	Dow Chemical Co. (The),
1,250	6.000%, 10/01/12	1,355
402	6.125%, 02/01/11	408
370	7.375%, 11/01/29	425
1,610	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,944
1,430	Monsanto Co., 7.375%, 08/15/12	1,596
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	948
	PPG Industries, Inc.,
415	5.750%, 03/15/13	456
350	9.000%, 05/01/21	464
	Praxair, Inc.,
662	4.625%, 03/30/15	742
885	5.250%, 11/15/14	1,014
		9,616
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	464
400	5.500%, 04/01/14	450
550	6.500%, 04/01/19	668
1,322	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,472
		3,054
	Total Materials	12,670
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
150	AT&T Corp., 8.000%, 11/15/31	206
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,723
386	5.100%, 09/15/14	434
250	5.500%, 02/01/18	288
2,700	6.300%, 01/15/38	3,094
478	BellSouth Corp., 5.200%, 09/15/14	538
	BellSouth Telecommunications, Inc.,
1,163	6.300%, 12/15/15	1,271
300	7.000%, 10/01/25	351

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	British Telecommunications plc, (United Kingdom),
2,500	5.150%, 01/15/13	2,651
3,170	9.375%, 12/15/10	3,240
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,263
105	8.750%, 06/15/30	148
400	Deutsche Telekom International Finance BV, (Netherlands), 6.000%, 07/08/19 (c)	471
1,889	France Telecom S.A., (France), 7.750%, 03/01/11	1,955
2,100	GTE Corp., 6.840%, 04/15/18	2,510
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,472
1,616	5.250%, 11/15/13	1,718
750	6.999%, 06/04/18	848
	Telefonica Emisiones S.A.U., (Spain),
880	5.855%, 02/04/13	957
515	5.877%, 07/15/19	584
150	Telefonica Europe B.V., (Netherlands), 7.750%, 09/15/10	150
736	TELUS Corp., (Canada), 8.000%, 06/01/11	774
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	744
443	5.550%, 02/15/16	510
100	5.850%, 09/15/35	109
1,250	7.350%, 04/01/39	1,628
1,312	Verizon Florida LLC, 6.125%, 01/15/13	1,432
350	Verizon Global Funding Corp., 7.750%, 12/01/30	456
554	Verizon Maryland, Inc., 6.125%, 03/01/12	591
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,685
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,024
		36,825
	Wireless Telecommunication Services — 0.1%
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	566
1,937	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	2,007
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,255
		3,828
	Total Telecommunication Services	40,653
	Utilities — 1.8%
	Electric Utilities — 1.3%
	Alabama Power Co.,
272	4.700%, 12/01/10	275
110	6.125%, 05/15/38	132
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	985
305	5.300%, 01/15/19	356
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,614
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,265
310	Columbus Southern Power Co., 6.050%, 05/01/18	370
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	214
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	680
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	748
745	5.625%, 11/30/12	816
728	6.250%, 01/15/12	782
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,648
800	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	826
	Florida Power & Light Co.,
410	5.950%, 10/01/33	486
335	5.950%, 02/01/38	405
	Florida Power Corp.,
280	5.650%, 06/15/18	333
220	6.400%, 06/15/38	276
	FPL Group Capital, Inc.,
255	5.350%, 06/15/13	280
670	6.000%, 03/01/19	786
265	7.875%, 12/15/15	330
	Georgia Power Co.,
112	4.750%, 09/01/40	112
200	5.950%, 02/01/39	236
225	6.000%, 11/01/13	256
100	Indiana Michigan Power Co., 7.000%, 03/15/19	123
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	125
121	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	123
105	MidAmerican Energy Co., 5.300%, 03/15/18	121
510	Nevada Power Co., 6.500%, 08/01/18	614

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	331
	Nisource Finance Corp.,
250	7.875%, 11/15/10	253
1,460	10.750%, 03/15/16	1,913
500	Northern States Power Co., 6.250%, 06/01/36	625
320	Ohio Power Co., 5.750%, 09/01/13	357
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	223
540	6.800%, 09/01/18	656
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	908
160	8.250%, 10/15/18	211
	PacifiCorp,
175	5.500%, 01/15/19	206
150	5.650%, 07/15/18	178
100	Peco Energy Co., 5.350%, 03/01/18	116
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,341
300	Progress Energy, Inc., 6.050%, 03/15/14	341
772	PSEG Power LLC, 5.125%, 04/15/20	836
125	Public Service Co. of Colorado, 5.800%, 08/01/18	150
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,921
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	235
277	5.375%, 11/01/39	314
2,000	6.330%, 11/01/13	2,287
	Southern California Edison Co.,
160	4.150%, 09/15/14	177
765	5.500%, 08/15/18	904
391	5.750%, 03/15/14	449
200	5.950%, 02/01/38	242
1,140	6.050%, 03/15/39	1,404
250	Southern Co., 4.150%, 05/15/14	271
200	Southwestern Public Service Co., 8.750%, 12/01/18	263
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,743
500	6.200%, 04/15/18	584
400	8.000%, 10/01/19	508
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,095
1,320	5.400%, 04/30/18	1,538
615	5.950%, 09/15/17	735
		39,632
	Gas Utilities — 0.2%
345	AGL Capital Corp., 4.450%, 04/15/13	365
	Atmos Energy Corp.,
105	5.125%, 01/15/13	113
250	8.500%, 03/15/19	326
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	374
375	Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	407
	TransCanada Pipelines Ltd., (Canada),
975	4.000%, 06/15/13	1,046
550	6.200%, 10/15/37	626
1,100	7.250%, 08/15/38	1,414
250	TransCanada PipeLines Ltd., (Canada), 6.500%, 08/15/18	306
		4,977
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	853
300	7.000%, 06/15/38	390
600	8.875%, 01/15/19	818
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,156
375	PG&E Corp., 5.750%, 04/01/14	423
	Sempra Energy,
1,145	6.150%, 06/15/18	1,361
150	6.500%, 06/01/16	178
850	8.900%, 11/15/13	1,020
395	9.800%, 02/15/19	555
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	520
265	6.250%, 12/01/15	320
		7,594
	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,256
	Total Utilities	53,459
	Total Corporate Bonds (Cost $478,329)	515,771
Foreign Government Securities — 0.4%
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	620

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — Continued
	Water Utilities — Continued
	Province of Ontario, (Canada),
700	2.700%, 06/16/15 (c)	733
2,200	2.950%, 02/05/15 (c)	2,326
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	478
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,593
856	6.625%, 03/03/15 (c)	1,002
3,328	7.500%, 04/08/33	4,451
	Total Foreign Government Securities (Cost $10,031)	11,203
Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
82	ARM, 2.512%, 07/01/19	86
1,051	ARM, 2.605%, 12/01/33	1,094
1,787	ARM, 2.649%, 04/01/34	1,843
66	ARM, 2.696%, 04/01/30	69
929	ARM, 2.950%, 12/01/34	973
797	ARM, 4.340%, 11/01/36	832
678	ARM, 4.586%, 02/01/36	704
733	ARM, 5.540%, 05/01/36	778
1,165	ARM, 5.836%, 10/01/36	1,236
403	ARM, 5.877%, 02/01/37	429
662	ARM, 6.173%, 12/01/36	701
2,114	ARM, 6.207%, 03/01/37	2,225
457	ARM, 6.343%, 10/01/36	485
830	ARM, 6.673%, 10/01/36	879
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,220	4.000%, 06/01/13 – 05/01/19	5,451
396	4.500%, 08/01/18	423
1,446	5.000%, 12/01/18	1,548
102	5.500%, 06/01/17	110
145	6.000%, 04/01/18	156
1,445	6.500%, 08/01/16 – 02/01/19	1,563
343	7.000%, 01/01/17 – 04/01/17	361
45	7.500%, 04/01/11 – 11/01/15	48
37	8.500%, 11/01/15	43
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
340	6.000%, 12/01/22	374
867	6.500%, 11/01/22	961
1,644	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA, 10.000%, 10/01/30	1,959
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,796	4.000%, 10/01/33 – 09/01/35	6,007
2,180	5.000%, 09/01/34	2,335
5,252	5.500%, 10/01/33 – 07/01/35	5,670
831	6.000%, 12/01/33 – 01/01/34	917
5,867	6.500%, 11/01/34 – 11/01/36	6,456
1,231	7.000%, 07/01/32 – 10/01/36	1,377
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,057	5.500%, 10/01/33 – 01/01/34	1,123
227	7.000%, 07/01/29	245
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
14	12.000%, 08/01/15 – 07/01/19	16
	Federal National Mortgage Association,
741	ARM, 1.982%, 11/01/34	768
1,636	ARM, 1.987%, 01/01/33	1,681
2,355	ARM, 1.998%, 01/01/35	2,443
277	ARM, 2.063%, 09/01/34	284
27	ARM, 2.226%, 03/01/19	28
1,413	ARM, 2.244%, 05/01/35	1,467
1,175	ARM, 2.245%, 01/01/35	1,209
757	ARM, 2.392%, 01/01/36	780
428	ARM, 2.446%, 07/01/34	447
330	ARM, 2.476%, 05/01/35	347
906	ARM, 2.585%, 05/01/34	947
187	ARM, 2.605%, 07/01/33	196
111	ARM, 2.617%, 04/01/34	115
1,334	ARM, 2.620%, 07/01/33	1,394
627	ARM, 2.637%, 06/01/36	653
387	ARM, 2.661%, 02/01/35	402
3,297	ARM, 2.672%, 04/01/35	3,438
675	ARM, 2.746%, 08/01/34	693
1,269	ARM, 2.754%, 11/01/34	1,320
356	ARM, 2.789%, 09/01/35	374
1,891	ARM, 2.798%, 06/01/35	1,968
407	ARM, 2.804%, 11/01/33	425
1,255	ARM, 2.960%, 10/01/34	1,310
939	ARM, 2.993%, 10/01/34	979
556	ARM, 3.024%, 09/01/34	579
357	ARM, 3.107%, 01/01/34	372
12	ARM, 3.156%, 01/01/19	13
220	ARM, 3.331%, 02/01/34	228
1,036	ARM, 3.398%, 09/01/33	1,071
949	ARM, 3.418%, 04/01/35	995

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Water Utilities — Continued
154	ARM, 3.496%, 09/01/27	158
2,589	ARM, 3.717%, 09/01/35	2,696
153	ARM, 3.875%, 01/01/36	159
1,445	ARM, 3.909%, 08/01/34	1,499
149	ARM, 4.046%, 03/01/29	153
629	ARM, 4.212%, 04/01/34	654
1,918	ARM, 4.936%, 07/01/33	2,034
735	ARM, 5.130%, 10/01/34	768
1,681	ARM, 5.299%, 01/01/38	1,791
1,886	ARM, 5.696%, 01/01/23	2,031
1,139	ARM, 5.840%, 10/01/36	1,208
1,196	ARM, 5.990%, 07/01/36	1,257
	Federal National Mortgage Association, 15 Year, Single Family,
2,218	3.500%, 09/01/18 – 07/01/19	2,307
24,619	4.000%, 07/01/18 – 12/01/18	26,263
13,640	4.500%, 06/01/18 – 12/01/19	14,595
1,628	5.000%, 12/01/16 – 10/01/19	1,742
3,276	5.500%, 03/01/20 – 07/01/20	3,553
4,965	6.000%, 06/01/16 – 01/01/24	5,371
550	6.500%, 03/01/17 – 08/01/20	598
694	7.000%, 03/01/17 – 09/01/17	754
63	7.500%, 03/01/17	68
56	8.000%, 11/01/12 – 11/01/15	60
	Federal National Mortgage Association, 20 Year, Single Family,
631	4.500%, 04/01/24	669
58	6.000%, 02/01/14	62
3,108	6.500%, 05/01/22 – 04/01/25	3,454
	Federal National Mortgage Association, 30 Year FHA/VA,
138	6.000%, 09/01/33	152
271	6.500%, 03/01/29	305
56	7.000%, 02/01/33	63
83	8.000%, 06/01/28	95
78	9.000%, 05/01/18 – 12/01/25	87
	Federal National Mortgage Association, 30 Year, Single Family,
1,960	4.500%, 11/01/33 – 02/01/35	2,081
4,700	5.000%, 07/01/33 – 09/01/35	5,042
2,537	5.500%, 12/01/33 – 03/01/34	2,764
2,597	6.000%, 12/01/28 – 09/01/33	2,854
3,156	6.500%, 11/01/29 – 08/01/31	3,475
3,084	7.000%, 04/01/17 – 01/01/39	3,453
1,511	7.500%, 08/01/36 – 11/01/37	1,655
1,080	8.000%, 03/01/27 – 11/01/28	1,248
3	9.000%, 04/01/26	3
33	9.500%, 07/01/28	38
19	12.500%, 01/01/16	20
	Federal National Mortgage Association, Other,
3,197	4.000%, 09/01/13 – 11/01/33	3,255
1,089	4.500%, 11/01/14	1,135
957	5.500%, 03/01/17 – 09/01/33	1,008
1,424	6.500%, 01/01/36 – 07/01/36	1,552
180	7.000%, 10/01/46	198
168	10.890%, 04/15/19	190
	Government National Mortgage Association II, 30 Year, Single Family,
781	4.500%, 08/20/33	836
107	7.500%, 02/20/28 – 09/20/28	122
163	8.000%, 12/20/25 – 09/20/28	189
50	8.500%, 05/20/25	59
	Government National Mortgage Association, 15 Year, Single Family,
202	6.500%, 06/15/17 – 12/15/17	220
269	8.000%, 01/15/16	289
	Government National Mortgage Association, 30 Year, Single Family,
611	6.500%, 03/15/28 – 04/15/33	682
388	7.000%, 02/15/33 – 06/15/33	445
98	7.500%, 11/15/22 – 11/15/31	112
42	8.000%, 09/15/22 – 08/15/28	49
6	9.000%, 12/15/16	7
1,756	9.500%, 10/15/24	2,131
	Total Mortgage Pass-Through Securities (Cost $174,038)	186,121
Municipal Bond — 0.0% (g)
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $128)	119
Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $401)	427
U.S. Government Agency Securities — 0.6%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,183
7,804	Federal Home Loan Bank System, 4.720%, 09/20/12	8,281
1,043	Federal Home Loan Mortgage Corp., 6.875%, 09/15/10	1,046
	Federal National Mortgage Association,
1,000	5.000%, 05/11/17	1,177
3,604	6.250%, 02/01/11	3,694

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Illinois — Continued
1,000	Financing Corp. Fico, Zero Coupon, 09/26/19	752
2,000	Tennessee Valley Authority Generic Strip, Zero Coupon, 05/01/19	1,520
	Total U.S. Government Agency Securities (Cost $16,905)	17,653
U.S. Treasury Obligations — 24.4%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23	1,429
100	6.625%, 02/15/27	146
575	7.250%, 05/15/16	754
14,400	7.500%, 11/15/16	19,296
1,881	7.875%, 02/15/21	2,801
1,500	8.125%, 08/15/19	2,206
864	8.125%, 05/15/21	1,311
2,125	8.500%, 02/15/20	3,223
15,800	8.750%, 05/15/17	22,725
1,000	8.750%, 05/15/20	1,547
3,675	8.750%, 08/15/20	5,706
40,450	8.875%, 08/15/17	58,969
28,100	8.875%, 02/15/19	42,672
1,000	9.000%, 11/15/18	1,526
7,925	9.250%, 02/15/16	11,159
3,169	9.875%, 11/15/15	4,519
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	12,248
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	671
23,950	2.375%, 04/15/11	26,629
2,000	3.500%, 01/15/11 (c)	2,531
	U.S. Treasury Notes,
2,750	1.375%, 09/15/12	2,799
280	1.375%, 10/15/12	285
220	1.375%, 11/15/12	224
270	1.375%, 02/15/13	275
1,200	1.750%, 03/31/14	1,236
1,500	1.875%, 02/28/14	1,551
1,500	2.375%, 10/31/14	1,578
1,500	2.375%, 02/28/15	1,577
15,500	2.625%, 07/31/14	16,463
26,700	2.625%, 12/31/14	28,354
3,885	2.625%, 04/30/16	4,105
8,000	3.125%, 10/31/16	8,653
5,015	3.125%, 04/30/17	5,415
12,850	3.250%, 12/31/16	13,975
9,800	3.250%, 03/31/17	10,658
9,600	4.250%, 11/15/17	11,097
2,290	4.500%, 05/15/17	2,673
6,900	4.750%, 08/15/17	8,189
	U.S. Treasury STRIPS,
16,355	02/15/13	16,122
1,000	11/15/13	975
32,278	02/15/14 (m)	31,280
14,390	05/15/14 (m)	13,882
24,565	08/15/14 (m)	23,539
23,253	11/15/14 (m)	22,169
16,930	02/15/15 (m)	16,034
8,500	02/15/15	8,052
3,626	05/15/15 (c)	3,406
3,253	08/15/15	3,036
10,350	08/15/15	9,667
28,397	11/15/15 (c)	26,261
5,445	11/15/15	5,038
51,751	02/15/16	47,452
13,325	05/15/16 (c)	12,128
1,000	05/15/16	911
5,181	08/15/16	4,655
15,857	11/15/16 (c)	14,135
2,000	11/15/16	1,784
18,284	02/15/17	16,144
10,789	05/15/17	9,462
16,122	08/15/17	14,008
19,389	11/15/17	16,668
500	02/15/18	428
6,069	05/15/18	5,181
16,241	08/15/18	13,659
6,982	02/15/19	5,710
6,745	02/15/19	5,529
9,595	05/15/19 (c)	7,737
11,625	08/15/19	9,247
3,345	05/15/20 (c)	2,570
250	05/15/20	192
2,750	08/15/20	2,084
1,250	08/15/21	906
1,800	11/15/21	1,290
678	02/15/22	480
5,487	02/15/23	3,709
200	05/15/24	128
1,400	11/15/24 (c)	879
500	08/15/25	304
1,150	05/15/26	677
1,150	02/15/27	656
500	08/15/27	279

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	Illinois — Continued
350	02/15/28	191
100	05/15/28	54
550	02/15/29	286
300	08/15/29	153
250	02/15/31	119
250	05/15/31	117
1,500	08/15/31	695
350	08/15/32	155
	Total U.S. Treasury Obligations (Cost $653,454)	721,398

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
88,104	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (Cost $88,104)	88,104
Investments of Cash Collateral for Securities on Loan — 1.0%
	Investment Company — 1.0%
30,227	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $30,227)	30,227
	Total Investments — 100.6% (Cost $2,766,605)	2,976,958
	Liabilities in Excess of Other Assets — (0.6)%	(17,019)
	NET ASSETS — 100.0%	$2,959,939

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
		Consumer Discretionary — 10.1%
		Auto Components — 0.2%
7		Goodyear Tire & Rubber Co. (The) (a)	64
19		Johnson Controls, Inc.	512
			576
		Automobiles — 0.5%
98		Ford Motor Co. (a)	1,103
7		Harley-Davidson, Inc.	164
			1,267
		Distributors — 0.1%
5		Genuine Parts Co.	191
		Diversified Consumer Services — 0.1%
4		Apollo Group, Inc., Class A (a)	153
2		DeVry, Inc.	68
9		H&R Block, Inc.	121
			342
		Hotels, Restaurants & Leisure — 1.7%
12		Carnival Corp.	387
4		Darden Restaurants, Inc.	166
9		International Game Technology	125
7		Marriott International, Inc., Class A	235
31		McDonald’s Corp.	2,253
21		Starbucks Corp.	491
5		Starwood Hotels & Resorts Worldwide, Inc.	254
5		Wyndham Worldwide Corp.	120
2		Wynn Resorts Ltd.	159
13		Yum! Brands, Inc.	559
			4,749
		Household Durables — 0.4%
8		D.R. Horton, Inc.	81
4		Fortune Brands, Inc.	196
2		Harman International Industries, Inc. (a)	62
4		Leggett & Platt, Inc.	81
5		Lennar Corp., Class A	61
8		Newell Rubbermaid, Inc. (c)	120
9		Pulte Group, Inc. (a)	73
5		Stanley Black & Decker, Inc.	247
2		Whirlpool Corp.	160
			1,081
		Internet & Catalog Retail — 0.6%
10		Amazon.com, Inc. (a)	1,228
6		Expedia, Inc.	136
1		priceline.com, Inc. (a)	396
			1,760
		Leisure Equipment & Products — 0.2%
8		Eastman Kodak Co. (a) (c)	27
4		Hasbro, Inc.	151
10		Mattel, Inc.	220
			398
		Media — 3.1%
19		CBS Corp. (Non-Voting), Class B	269
81		Comcast Corp., Class A	1,385
26		DIRECTV, Class A (a)	988
8		Discovery Communications, Inc., Class A (a)	308
7		Gannett Co., Inc.	80
14		Interpublic Group of Cos., Inc. (The) (a)	120
9		McGraw-Hill Cos., Inc. (The)	250
1		Meredith Corp.	31
3		New York Times Co. (The), Class A (a)	24
65		News Corp., Class A	811
9		Omnicom Group, Inc.	308
3		Scripps Networks Interactive, Inc., Class A	103
10		Time Warner Cable, Inc.	524
33		Time Warner, Inc.	979
17		Viacom, Inc., Class B	547
56		Walt Disney Co. (The)	1,830
—	(h)	Washington Post Co. (The), Class B	62
			8,619
		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	72
4		Family Dollar Stores, Inc.	166
7		J.C. Penney Co., Inc.	135
9		Kohl’s Corp. (a)	415
12		Macy’s, Inc.	235
5		Nordstrom, Inc.	138
1		Sears Holdings Corp. (a) (c)	86
21		Target Corp.	1,080
			2,327
		Specialty Retail — 1.9%
3		Abercrombie & Fitch Co., Class A	88
3		AutoNation, Inc. (a) (c)	58
1		AutoZone, Inc. (a)	176
8		Bed Bath & Beyond, Inc. (a)	271
10		Best Buy Co., Inc.	311
6		CarMax, Inc. (a)	127
4		GameStop Corp., Class A (a) (c)	79
13		Gap, Inc. (The)	217
48		Home Depot, Inc.	1,340
8		Limited Brands, Inc.	183

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
41	Lowe’s Cos., Inc.	832
8	Office Depot, Inc. (a)	27
4	O’Reilly Automotive, Inc. (a)	187
4	RadioShack Corp.	66
4	Ross Stores, Inc.	174
21	Staples, Inc.	372
4	Tiffany & Co.	144
12	TJX Cos., Inc.	464
4	Urban Outfitters, Inc. (a)	113
		5,229
	Textiles, Apparel & Luxury Goods — 0.5%
9	Coach, Inc.	313
11	NIKE, Inc., Class B	780
2	Polo Ralph Lauren Corp.	143
3	V.F. Corp.	178
		1,414
	Total Consumer Discretionary	27,953
	Consumer Staples — 11.6%
	Beverages — 2.8%
3	Brown-Forman Corp., Class B	191
66	Coca-Cola Co. (The)	3,698
9	Coca-Cola Enterprises, Inc.	265
5	Constellation Brands, Inc., Class A (a)	92
7	Dr. Pepper Snapple Group, Inc.	259
5	Molson Coors Brewing Co., Class B	197
46	PepsiCo, Inc.	2,967
		7,669
	Food & Staples Retailing — 2.4%
13	Costco Wholesale Corp.	715
39	CVS Caremark Corp.	1,053
19	Kroger Co. (The)	366
11	Safeway, Inc.	209
6	SUPERVALU, Inc.	59
17	Sysco Corp.	466
28	Walgreen Co.	754
60	Wal-Mart Stores, Inc.	2,986
5	Whole Foods Market, Inc. (a)	171
		6,779
	Food Products — 2.0%
18	Archer-Daniels-Midland Co.	567
5	Campbell Soup Co.	200
13	ConAgra Foods, Inc.	276
5	Dean Foods Co. (a)	53
19	General Mills, Inc.	688
9	H.J. Heinz Co.	419
5	Hershey Co. (The)	221
2	Hormel Foods Corp.	86
3	JM Smucker Co. (The)	200
7	Kellogg Co.	363
50	Kraft Foods, Inc., Class A	1,497
4	McCormick & Co., Inc. (Non-Voting)	151
6	Mead Johnson Nutrition Co.	306
19	Sara Lee Corp.	274
9	Tyson Foods, Inc., Class A	143
		5,444
	Household Products — 2.5%
4	Clorox Co.	262
14	Colgate-Palmolive Co.	1,038
12	Kimberly-Clark Corp.	764
83	Procter & Gamble Co. (The)	4,926
		6,990
	Personal Products — 0.2%
12	Avon Products, Inc.	358
3	Estee Lauder Cos., Inc. (The), Class A	192
		550
	Tobacco — 1.7%
60	Altria Group, Inc.	1,332
4	Lorillard, Inc.	333
53	Philip Morris International, Inc.	2,731
5	Reynolds American, Inc.	264
		4,660
	Total Consumer Staples	32,092
	Energy — 10.7%
	Energy Equipment & Services — 1.7%
12	Baker Hughes, Inc.	462
7	Cameron International Corp. (a)	258
2	Diamond Offshore Drilling, Inc. (c)	116
3	FMC Technologies, Inc. (a)	216
26	Halliburton Co.	732
3	Helmerich & Payne, Inc.	112
8	Nabors Industries Ltd., (Bermuda) (a)	128
12	National Oilwell Varco, Inc.	452
3	Rowan Cos., Inc. (a)	84
39	Schlumberger Ltd.	2,088
		4,648
	Oil, Gas & Consumable Fuels — 9.0%
14	Anadarko Petroleum Corp.	652

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
10	Apache Corp.	928
3	Cabot Oil & Gas Corp.	83
19	Chesapeake Energy Corp.	386
58	Chevron Corp.	4,270
43	ConocoPhillips	2,237
6	Consol Energy, Inc.	208
11	Denbury Resources, Inc. (a)	169
13	Devon Energy Corp.	772
20	El Paso Corp.	230
7	EOG Resources, Inc.	630
147	Exxon Mobil Corp.	8,669
8	Hess Corp.	421
20	Marathon Oil Corp.	620
3	Massey Energy Co.	85
5	Murphy Oil Corp.	294
5	Noble Energy, Inc.	349
23	Occidental Petroleum Corp.	1,701
8	Peabody Energy Corp.	330
3	Pioneer Natural Resources Co.	192
5	QEP Resources, Inc.	148
5	Range Resources Corp.	154
10	Southwestern Energy Co. (a)	325
19	Spectra Energy Corp.	378
3	Sunoco, Inc.	116
4	Tesoro Corp.	45
16	Valero Energy Corp.	256
17	Williams Cos., Inc. (The)	304
		24,952
	Total Energy	29,600
	Financials — 15.6%
	Capital Markets — 2.4%
7	Ameriprise Financial, Inc.	319
35	Bank of New York Mellon Corp. (The)	844
28	Charles Schwab Corp. (The)	358
6	E*Trade Financial Corp. (a)	70
3	Federated Investors, Inc., Class B (c)	53
4	Franklin Resources, Inc.	409
15	Goldman Sachs Group, Inc. (The)	2,021
13	Invesco Ltd.	242
5	Janus Capital Group, Inc.	48
5	Legg Mason, Inc.	120
40	Morgan Stanley	989
7	Northern Trust Corp.	320
14	State Street Corp.	505
7	T. Rowe Price Group, Inc.	326
		6,624
	Commercial Banks — 2.7%
20	BB&T Corp.	439
5	Comerica, Inc.	174
23	Fifth Third Bancorp	252
7	First Horizon National Corp. (a)	66
21	Huntington Bancshares, Inc.	109
25	KeyCorp	186
2	M&T Bank Corp. (c)	204
15	Marshall & Ilsley Corp.	99
15	PNC Financial Services Group, Inc.	768
34	Regions Financial Corp.	220
14	SunTrust Banks, Inc.	322
55	U.S. Bancorp	1,143
149	Wells Fargo & Co.	3,517
5	Zions Bancorp (c)	85
		7,584
	Consumer Finance — 0.8%
34	American Express Co.	1,373
13	Capital One Financial Corp.	495
16	Discover Financial Services	226
14	SLM Corp. (a)	154
		2,248
	Diversified Financial Services — 4.1%
288	Bank of America Corp.	3,581
648	Citigroup, Inc. (a)	2,410
2	CME Group, Inc.	467
2	IntercontinentalExchange, Inc. (a)	203
114	JPMorgan Chase & Co. (q)	4,147
5	Leucadia National Corp. (a)	116
6	Moody’s Corp.	119
4	NASDAQ OMX Group, Inc. (The) (a)	75
7	NYSE Euronext	208
		11,326
	Insurance — 4.0%
10	ACE Ltd., (Switzerland)	516
13	Aflac, Inc.	636
15	Allstate Corp. (The)	426
4	American International Group, Inc. (a) (c)	131
8	AON Corp.	280
3	Assurant, Inc.	117
47	Berkshire Hathaway, Inc., Class B (a)	3,738

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
9	Chubb Corp.	516
5	Cincinnati Financial Corp.	125
14	Genworth Financial, Inc., Class A (a)	152
13	Hartford Financial Services Group, Inc.	257
9	Lincoln National Corp.	203
10	Loews Corp.	354
16	Marsh & McLennan Cos., Inc.	368
26	MetLife, Inc.	964
9	Principal Financial Group, Inc.	211
19	Progressive Corp. (The)	380
13	Prudential Financial, Inc.	675
2	Torchmark Corp.	117
13	Travelers Cos., Inc. (The)	660
10	Unum Group	191
10	XL Group plc, (Bermuda)	176
		11,193
	Real Estate Investment Trusts (REITs) — 1.4%
3	Apartment Investment & Management Co., Class A	69
2	AvalonBay Communities, Inc.	250
4	Boston Properties, Inc.	324
8	Equity Residential	372
9	HCP, Inc.	313
4	Health Care REIT, Inc. (c)	163
19	Host Hotels & Resorts, Inc.	248
12	Kimco Realty Corp.	173
5	Plum Creek Timber Co., Inc.	161
14	ProLogis	148
4	Public Storage	382
8	Simon Property Group, Inc.	759
4	Ventas, Inc.	227
5	Vornado Realty Trust	368
		3,957
	Real Estate Management & Development — 0.1%
8	CB Richard Ellis Group, Inc., Class A (a)	127
	Thrifts & Mortgage Finance — 0.1%
14	Hudson City Bancorp, Inc.	156
11	People’s United Financial, Inc.	137
		293
	Total Financials	43,352
	Health Care — 11.5%
	Biotechnology — 1.4%
27	Amgen, Inc. (a)	1,401
7	Biogen Idec, Inc. (a)	373
13	Celgene Corp. (a)	681
2	Cephalon, Inc. (a)	122
8	Genzyme Corp. (a)	536
26	Gilead Sciences, Inc. (a)	813
		3,926
	Health Care Equipment & Supplies — 1.6%
17	Baxter International, Inc.	728
7	Becton, Dickinson & Co.	456
43	Boston Scientific Corp. (a)	226
3	C.R. Bard, Inc.	209
5	CareFusion Corp. (a)	110
4	DENTSPLY International, Inc.	117
5	Hospira, Inc. (a)	244
1	Intuitive Surgical, Inc. (a)	298
32	Medtronic, Inc.	994
9	St. Jude Medical, Inc. (a)	324
8	Stryker Corp.	349
4	Varian Medical Systems, Inc. (a)	188
6	Zimmer Holdings, Inc. (a)	274
		4,517
	Health Care Providers & Services — 2.0%
12	Aetna, Inc.	325
8	AmerisourceBergen Corp.	221
10	Cardinal Health, Inc.	311
8	CIGNA Corp.	256
4	Coventry Health Care, Inc. (a)	82
3	DaVita, Inc. (a)	192
16	Express Scripts, Inc. (a)	669
5	Humana, Inc. (a)	233
3	Laboratory Corp. of America Holdings (a)	217
8	McKesson Corp.	452
12	Medco Health Solutions, Inc. (a)	541
3	Patterson Cos., Inc.	68
4	Quest Diagnostics, Inc.	188
12	Tenet Healthcare Corp. (a)	49
33	UnitedHealth Group, Inc.	1,033
11	WellPoint, Inc. (a)	555
		5,392
	Health Care Technology — 0.1%
2	Cerner Corp. (a)	142
	Life Sciences Tools & Services — 0.3%
5	Life Technologies Corp. (a)	224
3	PerkinElmer, Inc.	71
12	Thermo Fisher Scientific, Inc. (a)	496

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
3	Waters Corp. (a)	161
		952
	Pharmaceuticals — 6.1%
44	Abbott Laboratories	2,183
9	Allergan, Inc.	541
49	Bristol-Myers Squibb Co.	1,286
29	Eli Lilly & Co.	976
9	Forest Laboratories, Inc. (a)	237
79	Johnson & Johnson	4,508
7	King Pharmaceuticals, Inc. (a)	62
89	Merck & Co., Inc.	3,143
9	Mylan, Inc. (a) (c)	152
231	Pfizer, Inc.	3,683
3	Watson Pharmaceuticals, Inc. (a)	132
		16,903
	Total Health Care	31,832
	Industrials — 10.4%
	Aerospace & Defense — 2.7%
22	Boeing Co. (The)	1,330
11	General Dynamics Corp.	618
4	Goodrich Corp.	246
22	Honeywell International, Inc.	858
5	ITT Corp.	224
3	L-3 Communications Holdings, Inc.	221
9	Lockheed Martin Corp.	621
9	Northrop Grumman Corp.	467
4	Precision Castparts Corp.	461
11	Raytheon Co.	480
5	Rockwell Collins, Inc.	243
27	United Technologies Corp.	1,744
		7,513
	Air Freight & Logistics — 1.1%
5	C.H. Robinson Worldwide, Inc.	309
6	Expeditors International of Washington, Inc.	242
9	FedEx Corp.	701
28	United Parcel Service, Inc., Class B	1,811
		3,063
	Airlines — 0.1%
21	Southwest Airlines Co.	236
	Building Products — 0.1%
10	Masco Corp.	108
	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	103
4	Cintas Corp.	96
5	Iron Mountain, Inc.	105
6	Pitney Bowes, Inc.	114
6	R.R. Donnelley & Sons Co.	90
9	Republic Services, Inc.	274
2	Stericycle, Inc. (a)	159
14	Waste Management, Inc.	458
		1,399
	Construction & Engineering — 0.2%
5	Fluor Corp.	229
4	Jacobs Engineering Group, Inc. (a)	124
6	Quanta Services, Inc. (a)	109
		462
	Electrical Equipment — 0.5%
22	Emerson Electric Co.	1,007
4	Rockwell Automation, Inc.	209
3	Roper Industries, Inc.	156
		1,372
	Industrial Conglomerates — 2.4%
20	3M Co.	1,606
306	General Electric Co.	4,431
8	Textron, Inc.	134
15	Tyco International Ltd., (Switzerland)	545
		6,716
	Machinery — 1.8%
18	Caterpillar, Inc.	1,172
6	Cummins, Inc.	428
15	Danaher Corp.	548
12	Deere & Co.	770
5	Dover Corp.	240
5	Eaton Corp.	334
2	Flowserve Corp.	144
11	Illinois Tool Works, Inc.	458
10	PACCAR, Inc.	429
3	Pall Corp.	114
5	Parker Hannifin Corp.	273
2	Snap-On, Inc.	68
		4,978
	Professional Services — 0.1%
1	Dun & Bradstreet Corp.	95
4	Equifax, Inc.	107
4	Robert Half International, Inc.	93
		295

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — 0.8%
11	CSX Corp.	557
11	Norfolk Southern Corp.	570
2	Ryder System, Inc.	58
15	Union Pacific Corp.	1,058
		2,243
	Trading Companies & Distributors — 0.1%
4	Fastenal Co. (c)	170
2	W.W. Grainger, Inc.	188
		358
	Total Industrials	28,743
	Information Technology — 17.9%
	Communications Equipment — 2.3%
164	Cisco Systems, Inc. (a)	3,282
4	Harris Corp.	157
6	JDS Uniphase Corp. (a)	59
15	Juniper Networks, Inc. (a)	410
67	Motorola, Inc. (a)	502
47	QUALCOMM, Inc.	1,801
11	Tellabs, Inc.	79
		6,290
	Computers & Peripherals — 4.1%
26	Apple, Inc. (a)	6,348
49	Dell, Inc. (a)	581
59	EMC Corp. (a)	1,075
67	Hewlett-Packard Co.	2,575
2	Lexmark International, Inc., Class A (a)	79
10	NetApp, Inc. (a)	399
3	QLogic Corp. (a)	48
7	SanDisk Corp. (a)	219
7	Western Digital Corp. (a)	159
		11,483
	Electronic Equipment, Instruments & Components — 0.5%
10	Agilent Technologies, Inc. (a)	269
5	Amphenol Corp., Class A	203
45	Corning, Inc.	701
4	FLIR Systems, Inc. (a)	110
6	Jabil Circuit, Inc.	57
4	Molex, Inc. (c)	69
		1,409
	Internet Software & Services — 1.7%
5	Akamai Technologies, Inc. (a)	227
33	eBay, Inc. (a)	758
7	Google, Inc., Class A (a)	3,122
4	Monster Worldwide, Inc. (a)	40
5	VeriSign, Inc. (a)	152
34	Yahoo!, Inc. (a)	442
		4,741
	IT Services — 3.1%
14	Automatic Data Processing, Inc.	557
9	Cognizant Technology Solutions Corp., Class A (a)	494
4	Computer Sciences Corp.	176
7	Fidelity National Information Services, Inc.	189
4	Fiserv, Inc. (a)	219
37	International Business Machines Corp.	4,530
3	MasterCard, Inc., Class A	550
9	Paychex, Inc.	229
8	SAIC, Inc. (a)	125
5	Teradata Corp. (a)	157
6	Total System Services, Inc.	80
13	Visa, Inc., Class A	895
19	Western Union Co. (The)	302
		8,503
	Office Electronics — 0.1%
40	Xerox Corp.	334
	Semiconductors & Semiconductor Equipment — 2.3%
16	Advanced Micro Devices, Inc. (a)	91
9	Altera Corp.	213
9	Analog Devices, Inc.	238
39	Applied Materials, Inc.	400
12	Broadcom Corp., Class A	371
1	First Solar, Inc. (a) (c)	178
159	Intel Corp.	2,826
5	KLA-Tencor Corp.	137
6	Linear Technology Corp.	184
19	LSI Corp. (a)	75
7	MEMC Electronic Materials, Inc. (a)	67
5	Microchip Technology, Inc. (c)	147
24	Micron Technology, Inc. (a)	158
7	National Semiconductor Corp.	86
3	Novellus Systems, Inc. (a)	64
16	NVIDIA Corp. (a)	153
5	Teradyne, Inc. (a)	47
35	Texas Instruments, Inc.	807
8	Xilinx, Inc.	190
		6,432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 3.8%
15	Adobe Systems, Inc. (a)	419
7	Autodesk, Inc. (a)	183
5	BMC Software, Inc. (a)	188
11	CA, Inc.	202
5	Citrix Systems, Inc. (a)	309
6	Compuware Corp. (a)	46
9	Electronic Arts, Inc. (a)	143
9	Intuit, Inc. (a)	385
4	McAfee, Inc. (a)	210
219	Microsoft Corp.	5,132
10	Novell, Inc. (a)	56
112	Oracle Corp.	2,455
5	Red Hat, Inc. (a)	187
3	Salesforce.com, Inc. (a)	356
23	Symantec Corp. (a)	312
		10,583
	Total Information Technology	49,775
	Materials — 3.6%
	Chemicals — 2.0%
6	Air Products & Chemicals, Inc.	451
2	Airgas, Inc.	157
2	CF Industries Holdings, Inc.	188
33	Dow Chemical Co. (The)	807
26	E.l. du Pont de Nemours & Co.	1,059
2	Eastman Chemical Co.	128
7	Ecolab, Inc.	317
2	FMC Corp.	130
2	International Flavors & Fragrances, Inc.	104
16	Monsanto Co.	823
5	PPG Industries, Inc.	314
9	Praxair, Inc.	755
3	Sherwin-Williams Co. (The)	186
3	Sigma-Aldrich Corp.	185
		5,604
	Construction Materials — 0.1%
4	Vulcan Materials Co.	135
	Containers & Packaging — 0.2%
3	Ball Corp.	148
3	Bemis Co., Inc.	90
5	Owens-Illinois, Inc. (a)	119
4	Pactiv Corp. (a)	122
5	Sealed Air Corp.	94
		573
	Metals & Mining — 1.1%
3	AK Steel Holding Corp.	40
29	Alcoa, Inc.	299
3	Allegheny Technologies, Inc.	115
4	Cliffs Natural Resources, Inc.	237
14	Freeport-McMoRan Copper & Gold, Inc.	973
14	Newmont Mining Corp.	864
9	Nucor Corp.	332
2	Titanium Metals Corp. (a)	44
4	United States Steel Corp.	175
		3,079
	Paper & Forest Products — 0.2%
13	International Paper Co.	256
5	MeadWestvaco Corp.	106
15	Weyerhaeuser Co.	230
		592
	Total Materials	9,983
	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.9%
169	AT&T, Inc.	4,578
9	CenturyLink, Inc.	311
28	Frontier Communications Corp.	220
43	Qwest Communications International, Inc.	242
81	Verizon Communications, Inc.	2,391
14	Windstream Corp.	160
		7,902
	Wireless Telecommunication Services — 0.3%
12	American Tower Corp., Class A (a)	542
7	MetroPCS Communications, Inc. (a)	67
85	Sprint Nextel Corp. (a)	349
		958
	Total Telecommunication Services	8,860
	Utilities — 3.8%
	Electric Utilities — 2.0%
5	Allegheny Energy, Inc.	110
14	American Electric Power Co., Inc.	486
38	Duke Energy Corp.	647
9	Edison International	315
5	Entergy Corp.	428
19	Exelon Corp.	771
9	FirstEnergy Corp.	319
12	NextEra Energy, Inc.	639
5	Northeast Utilities	146
6	Pepco Holdings, Inc.	115
3	Pinnacle West Capital Corp.	124

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
11	PPL Corp.	295
8	Progress Energy, Inc.	353
24	Southern Co.	867
		5,615
	Gas Utilities — 0.1%
4	EQT Corp.	134
1	Nicor, Inc.	55
3	Oneok, Inc.	131
		320
	Independent Power Producers & Energy Traders — 0.2%
19	AES Corp. (The) (a)	196
6	Constellation Energy Group, Inc.	169
7	NRG Energy, Inc. (a)	149
		514
	Multi-Utilities — 1.5%
7	Ameren Corp.	192
12	CenterPoint Energy, Inc.	177
7	CMS Energy Corp.	115
8	Consolidated Edison, Inc.	384
17	Dominion Resources, Inc. (c)	731
5	DTE Energy Co.	226
2	Integrys Energy Group, Inc.	107
8	NiSource, Inc.	138
11	PG&E Corp.	499
15	Public Service Enterprise Group, Inc.	463
3	SCANA Corp.	127
7	Sempra Energy	361
6	TECO Energy, Inc.	103
3	Wisconsin Energy Corp.	187
13	Xcel Energy, Inc.	294
		4,104
	Total Utilities	10,553
	Total Common Stocks (Cost $270,250)	272,743
Investment Company — 0.0% (g)
2	SPDR Trust, Series 1 (c) (Cost $161)	158
Short-Term Investments — 1.2%
	Investment Company — 1.0%
2,677	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $2,677)	2,677

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills (n),
171	0.061%, 09/02/10	171
125	0.135%, 11/18/10 (k)	125
90	0.140%, 09/16/10 (k)	90
150	0.154%, 09/30/10 (k)	150
	Total U.S. Treasury Obligations	536
	Total Short-Term Investments (Cost $3,213)	3,213

SHARES
Investments of Cash Collateral for Securities on Loan — 0.9%
	Investment Company — 0.9%
2,423	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $2,423)	2,423
	Total Investments — 100.5% (Cost $276,047)	278,537
	Liabilities in Excess of Other Assets — (0.5)%	(1,279)
	NET ASSETS — 100.0%	$277,258

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
76	E-mini S&P 500	09/17/10	$3,984	$3

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.7%
295		AH Mortgage Advance Trust, Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	295
65		Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	66
		AmeriCredit Automobile Receivables Trust,
484		Series 2006-BG, Class A4, 5.210%, 09/06/13	495
11		Series 2007-CM, Class A3B, VAR, 0.325%, 05/07/12	11
175		Series 2009-1, Class A3, 3.040%, 10/15/13	179
30		Series 2010-1, Class A2, 0.970%, 01/15/13	30
25		Series 2010-1, Class A3, 1.660%, 03/17/14	25
		Bank of America Auto Trust,
575		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	584
150		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	157
130		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	131
100		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	103
75		Series 2010-2, Class A3, 1.310%, 07/15/14	76
125		Series 2010-2, Class A4, 1.940%, 06/15/17	127
88		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.634%, 04/25/36	62
60		CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	61
200		Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	201
150		Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	153
500		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	533
155		CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	157
57		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	39
		Ford Credit Auto Owner Trust,
222		Series 2006-B, Class A4, 5.250%, 09/15/11	224
69		Series 2007-B, Class A3A, 5.150%, 11/15/11	70
250		Series 2009-B, Class A3, 2.790%, 08/15/13	255
200		Series 2009-B, Class A4, 4.500%, 07/15/14	215
116		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	106
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	320
100		Series 2009-2, Class A4, 4.430%, 07/15/15	106
150		Series 2009-3, Class A3, 2.310%, 05/15/13	152
150		Series 2009-3, Class A4, 3.300%, 09/15/15	157
		HSBC Home Equity Loan Trust,
106		Series 2005-2, Class A1, VAR, 0.536%, 01/20/35	94
79		Series 2006-1, Class A1, VAR, 0.426%, 01/20/36	71
92		Series 2007-3, Class APT, VAR, 1.466%, 11/20/36	82
125		Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	125
113		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	114
407		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	432
105		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	106
		World Omni Auto Receivables Trust,
17		Series 2007-B, Class A3A, 5.280%, 01/17/12	18
135		Series 2010-A, Class A4, 2.210%, 05/15/15	138
		Total Asset-Backed Securities (Cost $6,180)	6,270
Collateralized Mortgage Obligations — 31.2%
		Agency CMO — 25.7%
101		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	111
		Federal Home Loan Mortgage Corp. REMICS,
10		Series 11, Class D, 9.500%, 07/15/19	10
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
5		Series 46, Class B, 7.800%, 09/15/20	6
1		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
5		Series 99, Class Z, 9.500%, 01/15/21	5
24		Series 114, Class H, 6.950%, 01/15/21	28
1		Series 1079, Class S, HB, IF, 32.938%, 05/15/21	3
2		Series 1084, Class F, VAR, 1.263%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	2
13		Series 1144, Class KB, 8.500%, 09/15/21	15
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	3
18		Series 1206, Class IA, 7.000%, 03/15/22	21
6		Series 1212, Class IZ, 8.000%, 02/15/22	6
11		Series 1250, Class J, 7.000%, 05/15/22	13
38		Series 1343, Class LA, 8.000%, 08/15/22	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
158	Series 1466, Class PZ, 7.500%, 02/15/23	185
2	Series 1470, Class F, VAR, 2.797%, 02/15/23	2
60	Series 1491, Class I, 7.500%, 04/15/23	70
60	Series 1518, Class G, IF, 8.748%, 05/15/23	67
53	Series 1541, Class O, VAR, 2.240%, 07/15/23	53
3	Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	5
198	Series 1608, Class L, 6.500%, 09/15/23	223
162	Series 1609, Class LG, IF, 16.656%, 11/15/23	197
4	Series 1671, Class L, 7.000%, 02/15/24	4
28	Series 1700, Class GA, PO, 02/15/24	25
313	Series 1706, Class K, 7.000%, 03/15/24	339
912	Series 1720, Class PL, 7.500%, 04/15/24	941
21	Series 1745, Class D, 7.500%, 08/15/24	24
66	Series 1798, Class F, 5.000%, 05/15/23	70
3	Series 1807, Class G, 9.000%, 10/15/20	3
268	Series 1927, Class PH, 7.500%, 01/15/27	299
130	Series 1981, Class Z, 6.000%, 05/15/27	142
41	Series 1987, Class PE, 7.500%, 09/15/27	47
41	Series 2025, Class PE, 6.300%, 01/15/13	41
20	Series 2033, Class SN, HB, IF, 23.361%, 03/15/24	11
54	Series 2038, Class PN, IO, 7.000%, 03/15/28	12
239	Series 2040, Class PE, 7.500%, 03/15/28	280
76	Series 2056, Class TD, 6.500%, 05/15/18	82
322	Series 2063, Class PG, 6.500%, 06/15/28	338
51	Series 2064, Class TE, 7.000%, 06/15/28	59
228	Series 2075, Class PH, 6.500%, 08/15/28	257
221	Series 2075, Class PM, 6.250%, 08/15/28	237
60	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
27	Series 2102, Class TC, 6.000%, 12/15/13	29
156	Series 2115, Class PE, 6.000%, 01/15/14	164
168	Series 2125, Class JZ, 6.000%, 02/15/29	180
24	Series 2163, Class PC, IO, 7.500%, 06/15/29	6
506	Series 2169, Class TB, 7.000%, 06/15/29	586
171	Series 2172, Class QC, 7.000%, 07/15/29	194
2	Series 2196, Class TL, 7.500%, 11/15/29	2
86	Series 2201, Class C, 8.000%, 11/15/29	102
163	Series 2210, Class Z, 8.000%, 01/15/30	194
69	Series 2224, Class CB, 8.000%, 03/15/30	82
98	Series 2256, Class MC, 7.250%, 09/15/30	114
144	Series 2259, Class ZM, 7.000%, 10/15/30	167
112	Series 2271, Class PC, 7.250%, 12/15/30	129
202	Series 2283, Class K, 6.500%, 12/15/23	219
63	Series 2296, Class PD, 7.000%, 03/15/31	72
33	Series 2306, Class K, PO, 05/15/24	30
81	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	15
72	Series 2333, Class HC, 6.000%, 07/15/31	74
76	Series 2344, Class QG, 6.000%, 08/15/16	82
1,391	Series 2344, Class ZD, 6.500%, 08/15/31	1,530
177	Series 2344, Class ZJ, 6.500%, 08/15/31	195
123	Series 2345, Class NE, 6.500%, 08/15/31	132
132	Series 2345, Class PQ, 6.500%, 08/15/16	142
121	Series 2347, Class VP, 6.500%, 03/15/20	127
204	Series 2351, Class PZ, 6.500%, 08/15/31	221
94	Series 2355, Class BP, 6.000%, 09/15/16	102
103	Series 2360, Class PG, 6.000%, 09/15/16	108
89	Series 2366, Class MD, 6.000%, 10/15/16	96
154	Series 2391, Class QR, 5.500%, 12/15/16	168
166	Series 2391, Class VQ, 6.000%, 10/15/12	168
254	Series 2405, Class PE, 6.000%, 01/15/17	275
117	Series 2410, Class NG, 6.500%, 02/15/32	129
154	Series 2410, Class OE, 6.375%, 02/15/32	167
60	Series 2410, Class QX, IF, IO, 8.374%, 02/15/32	15
343	Series 2412, Class SP, IF, 15.548%, 02/15/32	414
64	Series 2423, Class MC, 7.000%, 03/15/32	72
137	Series 2423, Class MT, 7.000%, 03/15/32	152
243	Series 2435, Class CJ, 6.500%, 04/15/32	282
405	Series 2435, Class VH, 6.000%, 07/15/19	417
214	Series 2441, Class GF, 6.500%, 04/15/32	240
163	Series 2444, Class ES, IF, IO, 7.674%, 03/15/32	31
191	Series 2450, Class GZ, 7.000%, 05/15/32	221
65	Series 2450, Class SW, IF, IO, 7.724%, 03/15/32	12
344	Series 2455, Class GK, 6.500%, 05/15/32	378
185	Series 2460, Class VZ, 6.000%, 11/15/29	187
524	Series 2466, Class DH, 6.500%, 06/15/32	578
532	Series 2466, Class PG, 6.500%, 04/15/32	563
233	Series 2474, Class NR, 6.500%, 07/15/32	259
441	Series 2484, Class LZ, 6.500%, 07/15/32	497
607	Series 2500, Class MC, 6.000%, 09/15/32	673
607	Series 2512, Class PG, 5.500%, 10/15/22	688
13	Series 2519, Class BT, 8.500%, 09/15/31	13
180	Series 2535, Class BK, 5.500%, 12/15/22	200
392	Series 2537, Class TE, 5.500%, 12/15/17	429
675	Series 2543, Class YX, 6.000%, 12/15/32	759
83	Series 2565, Class MB, 6.000%, 05/15/30	84
810	Series 2575, Class ME, 6.000%, 02/15/33	915

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
136	Series 2586, Class WI, IO, 6.500%, 03/15/33	24
412	Series 2587, Class CO, PO, 03/15/32	402
314	Series 2594, Class VQ, 6.000%, 08/15/20	324
621	Series 2597, Class AD, 6.500%, 03/15/32	644
93	Series 2597, Class DS, IF, IO, 7.274%, 02/15/33	4
314	Series 2599, Class DS, IF, IO, 6.724%, 02/15/33	10
492	Series 2610, Class DS, IF, IO, 6.824%, 03/15/33	31
282	Series 2611, Class SH, IF, IO, 7.374%, 10/15/21	14
405	Series 2617, Class GR, 4.500%, 05/15/18	440
84	Series 2619, Class IM, IO, 5.000%, 10/15/21	3
300	Series 2622, Class PE, 4.500%, 05/15/18	329
1,000	Series 2628, Class WA, 4.000%, 07/15/28	1,020
202	Series 2631, Class LC, 4.500%, 06/15/18	219
202	Series 2640, Class VE, 3.250%, 07/15/22	209
15	Series 2643, Class HI, IO, 4.500%, 12/15/16	—	(h)
448	Series 2651, Class VZ, 4.500%, 07/15/18	479
52	Series 2656, Class SH, HB, IF, 20.772%, 02/15/25	54
965	Series 2657, Class MD, 5.000%, 12/15/20	1,011
228	Series 2668, Class SB, IF, 6.955%, 10/15/15	237
202	Series 2672, Class ME, 5.000%, 11/15/22	222
506	Series 2675, Class CK, 4.000%, 09/15/18	546
329	Series 2682, Class YS, IF, 8.533%, 10/15/33	342
1,000	Series 2684, Class PO, PO, 01/15/33	894
224	Series 2684, Class TO, PO, 10/15/33	208
61	Series 2686, Class GB, 5.000%, 05/15/20	63
129	Series 2691, Class WS, IF, 8.586%, 10/15/33	134
1,000	Series 2695, Class DE, 4.000%, 01/15/17	1,039
183	Series 2705, Class SC, IF, 8.586%, 11/15/33	190
183	Series 2705, Class SD, IF, 8.645%, 11/15/33	190
17	Series 2739, Class S, IF, 11.448%, 01/15/34	17
150	Series 2744, Class FE, VAR, 0.000%, 02/15/34	140
405	Series 2744, Class TU, 5.500%, 05/15/32	428
132	Series 2753, Class S, IF, 11.448%, 02/15/34	135
98	Series 2755, Class PA, PO, 02/15/29	97
65	Series 2755, Class SA, IF, 13.648%, 05/15/30	72
21	Series 2769, Class PO, PO, 03/15/34	21
261	Series 2776, Class SK, IF, 8.661%, 04/15/34	270
300	Series 2802, Class MB, 5.500%, 11/15/31	317
218	Series 2815, Class YS, IF, 9.488%, 01/15/34	220
4	Series 2841, Class YA, 5.500%, 07/15/27	4
826	Series 2907, Class VC, 4.500%, 05/15/34	897
388	Series 2934, Class EC, PO, 02/15/20	359
291	Series 2990, Class SL, HB, IF, 23.482%, 06/15/34	449
500	Series 2999, Class ND, 4.500%, 07/15/20	554
393	Series 3068, Class AO, PO, 01/15/35	380
420	Series 3117, Class EO, PO, 02/15/36	388
54	Series 3117, Class OK, PO, 02/15/36	51
676	Series 3122, Class OH, PO, 03/15/36	615
581	Series 3137, Class XP, 6.000%, 04/15/36	643
37	Series 3149, Class SO, PO, 05/15/36	33
662	Series 3152, Class MO, PO, 03/15/36	598
6	Series 3158, Class LX, VAR, 0.000%, 05/15/36	6
1,000	Series 3162, Class OB, 6.000%, 11/15/30	1,043
317	Series 3171, Class MO, PO, 06/15/36	289
323	Series 3179, Class OA, PO, 07/15/36	298
1,178	Series 3202, Class HI, IF, IO, 6.374%, 08/15/36	182
338	Series 3232, Class ST, IF, IO, 6.424%, 10/15/36	45
497	Series 3253, Class PO, PO, 12/15/21	473
679	Series 3481, Class SJ, IF, IO, 5.574%, 08/15/38	62
406	Series 3607, Class EO, PO, 02/15/33	389
332	Series 3611, Class PO, PO, 07/15/34	310
996	Series 3680, Class MA, 4.500%, 07/15/39	1,072
172	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	17
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
59	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	69
50	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	59
514	Series T-54, Class 2A, 6.500%, 02/25/43	578
176	Series T-54, Class 3A, 7.000%, 02/25/43	204
48	Series T-58, Class APO, PO, 09/25/43	38
382	Series T-76, Class 2A, VAR, 4.794%, 10/25/37	394
200	Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	236
	Federal National Mortgage Association REMICS,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	4
15	Series 1989-70, Class G, 8.000%, 10/25/19	17
7	Series 1989-78, Class H, 9.400%, 11/25/19	8
4	Series 1989-83, Class H, 8.500%, 11/25/19	5
5	Series 1989-89, Class H, 9.000%, 11/25/19	6
2	Series 1990-1, Class D, 8.800%, 01/25/20	2
3	Series 1990-7, Class B, 8.500%, 01/25/20	4
3	Series 1990-60, Class K, 5.500%, 06/25/20	3
3	Series 1990-63, Class H, 9.500%, 06/25/20	3

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
17		Series 1990-102, Class J, 6.500%, 08/25/20	19
6		Series 1990-120, Class H, 9.000%, 10/25/20	7
1		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
8		Series 1991-42, Class S, IF, 17.183%, 05/25/21	11
127		Series 1992-107, Class SB, HB, IF, 29.236%, 06/25/22	217
8		Series 1992-143, Class MA, 5.500%, 09/25/22	9
58		Series 1993-25, Class J, 7.500%, 03/25/23	65
352		Series 1993-37, Class PX, 7.000%, 03/25/23	387
122		Series 1993-54, Class Z, 7.000%, 04/25/23	134
26		Series 1993-62, Class SA, IF, 16.340%, 04/25/23	36
33		Series 1993-122, Class M, 6.500%, 07/25/23	36
13		Series 1993-165, Class SD, IF, 11.043%, 09/25/23	16
54		Series 1993-178, Class PK, 6.500%, 09/25/23	60
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,129
417		Series 1993-189, Class PL, 6.500%, 10/25/23	464
41		Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	51
87		Series 1993-247, Class SA, HB, IF, 23.051%, 12/25/23	139
166		Series 1993-250, Class Z, 7.000%, 12/25/23	178
223		Series 1993-257, Class C, PO, 06/25/23	215
5		Series 1994-9, Class E, PO, 11/25/23	5
230		Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	42
12		Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	12
27		Series 1996-59, Class J, 6.500%, 08/25/22	31
91		Series 1996-59, Class K, 6.500%, 07/25/23	94
113		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	5
110		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
54		Series 1997-27, Class J, 7.500%, 04/18/27	60
49		Series 1997-29, Class J, 7.500%, 04/20/27	56
112		Series 1997-39, Class PD, 7.500%, 05/20/27	128
45		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	10
6		Series 1998-4, Class C, PO, 04/25/23	6
80		Series 1998-36, Class ZB, 6.000%, 07/18/28	89
525		Series 1998-43, Class EA, PO, 04/25/23	474
272		Series 2000-2, Class ZE, 7.500%, 02/25/30	302
113		Series 2001-4, Class PC, 7.000%, 03/25/21	125
103		Series 2001-5, Class OW, 6.000%, 03/25/16	109
319		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	55
245		Series 2001-36, Class DE, 7.000%, 08/25/31	279
66		Series 2001-44, Class PD, 7.000%, 09/25/31	76
435		Series 2001-48, Class Z, 6.500%, 09/25/21	495
68		Series 2001-49, Class Z, 6.500%, 09/25/31	76
6		Series 2001-52, Class XM, 6.500%, 11/25/10	6
188		Series 2001-71, Class MB, 6.000%, 12/25/16	205
244		Series 2001-71, Class QE, 6.000%, 12/25/16	265
1,336		Series 2001-74, Class MB, 6.000%, 12/25/16	1,453
86		Series 2001-80, Class PE, 6.000%, 07/25/29	89
57		Series 2001-81, Class LO, PO, 01/25/32	52
147		Series 2002-1, Class HC, 6.500%, 02/25/22	159
57		Series 2002-1, Class SA, HB, IF, 24.330%, 02/25/32	87
109		Series 2002-2, Class UC, 6.000%, 02/25/17	118
233		Series 2002-3, Class OG, 6.000%, 02/25/17	253
620		Series 2002-18, Class PC, 5.500%, 04/25/17	659
195		Series 2002-21, Class PE, 6.500%, 04/25/32	217
388		Series 2002-24, Class AJ, 6.000%, 04/25/17	428
178		Series 2002-28, Class PK, 6.500%, 05/25/32	200
250		Series 2002-37, Class Z, 6.500%, 06/25/32	281
392		Series 2002-56, Class UC, 5.500%, 09/25/17	428
442		Series 2002-84, Class VB, 5.500%, 04/25/15	482
28		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	2
405		Series 2002-94, Class BK, 5.500%, 01/25/18	450
202		Series 2003-22, Class UD, 4.000%, 04/25/33	217
162		Series 2003-34, Class GB, 6.000%, 03/25/33	184
304		Series 2003-34, Class GE, 6.000%, 05/25/33	352
47		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	7
405		Series 2003-47, Class PE, 5.750%, 06/25/33	459
114		Series 2003-52, Class SX, HB, IF, 22.159%, 10/25/31	166

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
168	Series 2003-64, Class SX, IF, 12.971%, 07/25/33	190
102	Series 2003-65, Class ML, 4.000%, 07/25/33	102
391	Series 2003-71, Class DS, IF, 7.051%, 08/25/33	394
479	Series 2003-73, Class GA, 3.500%, 05/25/31	495
658	Series 2003-80, Class SY, IF, IO, 7.386%, 06/25/23	60
405	Series 2003-83, Class PG, 5.000%, 06/25/23	442
79	Series 2003-91, Class SD, IF, 12.060%, 09/25/33	90
304	Series 2003-106, Class US, IF, 8.679%, 11/25/23	321
514	Series 2003-116, Class SB, IF, IO, 7.336%, 11/25/33	67
124	Series 2003-128, Class KE, 4.500%, 01/25/14	130
500	Series 2003-128, Class NG, 4.000%, 01/25/19	543
149	Series 2003-130, Class SX, IF, 11.124%, 01/25/34	166
274	Series 2004-14, Class SD, IF, 8.679%, 03/25/34	285
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,084
61	Series 2004-21, Class CO, PO, 04/25/34	54
405	Series 2004-25, Class PC, 5.500%, 01/25/34	463
401	Series 2004-25, Class SA, IF, 18.800%, 04/25/34	543
263	Series 2004-36, Class PC, 5.500%, 02/25/34	300
276	Series 2004-36, Class SA, IF, 18.800%, 05/25/34	368
215	Series 2004-46, Class SK, IF, 15.775%, 05/25/34	257
180	Series 2004-61, Class CO, PO, 10/25/31	174
150	Series 2004-61, Class SH, HB, IF, 22.933%, 11/25/32	220
219	Series 2004-74, Class SW, IF, 14.961%, 11/25/31	314
287	Series 2004-76, Class CL, 4.000%, 10/25/19	309
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,877
162	Series 2005-40, Class YA, 5.000%, 09/25/20	170
262	Series 2005-45, Class DC, HB, IF, 23.343%, 06/25/35	405
224	Series 2005-52, Class PA, 6.500%, 06/25/35	245
270	Series 2005-56, Class S, IF, IO, 6.446%, 07/25/35	45
476	Series 2005-56, Class TP, IF, 17.359%, 08/25/33	584
1,455	Series 2005-68, Class PG, 5.500%, 08/25/35	1,616
549	Series 2005-73, Class PS, IF, 16.041%, 08/25/35	703
255	Series 2005-74, Class CS, IF, 19.295%, 05/25/35	348
123	Series 2005-78, Class DS, IF, 12.981%, 03/25/35	125
514	Series 2005-106, Class US, HB, IF, 23.600%, 11/25/35	777
80	Series 2005-110, Class KS, IF, 14.099%, 05/25/35	81
670	Series 2006-27, Class OH, PO, 04/25/36	608
707	Series 2006-43, Class VB, 6.500%, 10/25/17	761
275	Series 2006-44, Class P, PO, 12/25/33	254
635	Series 2006-59, Class QO, PO, 01/25/33	604
229	Series 2006-65, Class QO, PO, 07/25/36	208
344	Series 2006-72, Class GO, PO, 08/25/36	311
500	Series 2006-77, Class PC, 6.500%, 08/25/36	563
272	Series 2006-79, Class DO, PO, 08/25/36	248
694	Series 2006-110, Class PO, PO, 11/25/36	612
1,000	Series 2006-124, Class HB, VAR, 5.984%, 11/25/36	1,086
529	Series 2007-14, Class ES, IF, IO, 6.176%, 03/25/37	71
309	Series 2007-79, Class SB, HB, IF, 23.050%, 08/25/37	452
500	Series 2007-81, Class GE, 6.000%, 08/25/37	567
411	Series 2007-83, Class PA, 6.000%, 03/25/29	415
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,605
510	Series 2007-88, Class VI, IF, IO, 6.276%, 09/25/37	67
1,377	Series 2007-91, Class ES, IF, IO, 6.196%, 10/25/37	199
217	Series 2007-97, Class MS, IF, 14.183%, 12/25/31	233
459	Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	487
375	Series 2007-116, Class HI, IO, VAR, 6.329%, 01/25/38	26
250	Series 2008-10, Class XI, IF, IO, 5.966%, 03/25/38	27
351	Series 2008-16, Class IS, IF, IO, 5.936%, 03/25/38	30
304	Series 2008-28, Class QS, IF, 19.909%, 04/25/38	395
432	Series 2008-46, Class HI, IO, VAR, 6.623%, 06/25/38	32
185	Series 2008-66, Class GD, 6.000%, 06/25/30	192
373	Series 2009-69, Class PO, PO, 09/25/39	340

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
726	Series 2009-103, Class MB, 4.000%, 12/25/39	769
5	Series G-14, Class L, 8.500%, 06/25/21	6
25	Series G-18, Class Z, 8.750%, 06/25/21	30
7	Series G-22, Class G, 6.000%, 12/25/16	8
19	Series G-35, Class M, 8.750%, 10/25/21	22
76	Series G92-35, Class E, 7.500%, 07/25/22	86
4	Series G92-42, Class Z, 7.000%, 07/25/22	5
95	Series G92-44, Class ZQ, 8.000%, 07/25/22	113
82	Series G92-54, Class ZQ, 7.500%, 09/25/22	93
17	Series G93-5, Class Z, 6.500%, 02/25/23	19
20	Series G95-1, Class C, 8.800%, 01/25/25	23
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
6	Series 218, Class 2, IO, 7.500%, 04/01/23	1
72	Series 329, Class 1, PO, 01/01/33	66
	Federal National Mortgage Association Whole Loan,
10	Series 2002-W5, Class A10, IF, IO, 7.836%, 11/25/30	—	(h)
240	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	271
68	Series 2003-W4, Class 2A, 6.500%, 10/25/42	76
181	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	210
185	Series 2007-W7, Class 1A4, HB, IF, 37.598%, 07/25/37	268
	Government National Mortgage Association,
64	Series 1994-3, Class PQ, 7.488%, 07/16/24	69
222	Series 1994-4, Class KQ, 7.988%, 07/16/24	264
422	Series 1994-7, Class PQ, 6.500%, 10/16/24	476
96	Series 1995-3, Class DQ, 8.050%, 06/16/25	115
24	Series 1995-7, Class CQ, 7.500%, 09/16/25	27
186	Series 1996-16, Class E, 7.500%, 08/16/26	215
38	Series 1998-26, Class K, 7.500%, 09/17/25	44
548	Series 1999-10, Class ZC, 6.500%, 04/20/29	618
68	Series 1999-30, Class S, IF, IO, 8.324%, 08/16/29	10
62	Series 1999-41, Class Z, 8.000%, 11/16/29	73
48	Series 1999-44, Class PC, 7.500%, 12/20/29	56
110	Series 2000-6, Class Z, 7.500%, 02/20/30	129
20	Series 2000-9, Class Z, 8.000%, 06/20/30	24
473	Series 2000-9, Class ZJ, 8.500%, 02/16/30	568
190	Series 2000-14, Class PD, 7.000%, 02/16/30	204
52	Series 2000-16, Class ZN, 7.500%, 02/16/30	56
276	Series 2000-37, Class B, 8.000%, 12/20/30	328
23	Series 2000-38, Class AH, 7.150%, 12/20/30	26
159	Series 2001-7, Class PK, 6.500%, 03/20/31	166
9	Series 2001-32, Class WA, IF, 19.459%, 07/20/31	14
331	Series 2001-64, Class MQ, 6.500%, 12/20/31	354
58	Series 2002-7, Class PG, 6.500%, 01/20/32	66
74	Series 2002-31, Class S, IF, IO, 8.424%, 01/16/31	17
225	Series 2002-40, Class UK, 6.500%, 06/20/32	239
228	Series 2002-47, Class PG, 6.500%, 07/16/32	257
284	Series 2002-47, Class PY, 6.000%, 07/20/32	311
267	Series 2002-47, Class ZA, 6.500%, 07/20/32	288
22	Series 2002-51, Class SG, HB, IF, 31.346%, 04/20/31	35
127	Series 2002-54, Class GB, 6.500%, 08/20/32	137
125	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	8
149	Series 2003-4, Class NY, 5.500%, 12/20/13	159
47	Series 2003-24, Class PO, PO, 03/16/33	41
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	354
204	Series 2003-52, Class AP, PO, 06/16/33	189
45	Series 2004-28, Class S, IF, 18.904%, 04/16/34	64
95	Series 2004-68, Class PO, PO, 05/20/31	92
192	Series 2004-71, Class SB, HB, IF, 28.157%, 09/20/34	279
91	Series 2004-73, Class AE, IF, 14.294%, 08/17/34	110
928	Series 2004-90, Class SI, IF, IO, 5.834%, 10/20/34	114
269	Series 2005-68, Class DP, IF, 15.779%, 06/17/35	338
1,773	Series 2005-68, Class KI, IF, IO, 6.034%, 09/20/35	272
230	Series 2006-59, Class SD, IF, IO, 6.434%, 10/20/36	22
748	Series 2007-17, Class JI, IF, IO, 6.534%, 04/16/37	100
961	Series 2007-27, Class SA, IF, IO, 5.934%, 05/20/37	91
1,538	Series 2007-40, Class SB, IF, IO, 6.484%, 07/20/37	182
996	Series 2007-45, Class QA, IF, IO, 6.374%, 07/20/37	124
498	Series 2007-49, Class NO, PO, 12/20/35	485
1,235	Series 2007-50, Class AI, IF, IO, 6.509%, 08/20/37	118
232	Series 2007-53, Class ES, IF, IO, 6.284%, 09/20/37	24
310	Series 2007-53, Class SW, IF, 19.406%, 09/20/37	401

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
608	Series 2007-57, Class QA, IF, IO, 6.234%, 10/20/37	67
440	Series 2007-71, Class SB, IF, IO, 6.434%, 07/20/36	33
593	Series 2007-72, Class US, IF, IO, 6.284%, 11/20/37	64
594	Series 2007-76, Class SA, IF, IO, 6.264%, 11/20/37	59
155	Series 2008-25, Class SB, IF, IO, 6.634%, 03/20/38	15
333	Series 2008-33, Class XS, IF, IO, 7.424%, 04/16/38	39
601	Series 2008-40, Class SA, IF, IO, 6.124%, 05/16/38	84
500	Series 2008-50, Class KB, 6.000%, 06/20/38	560
843	Series 2008-55, Class SA, IF, IO, 5.934%, 06/20/38	79
740	Series 2008-93, Class AS, IF, IO, 5.434%, 12/20/38	51
348	Series 2009-6, Class SA, IF, IO, 5.824%, 02/16/39	27
339	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	35
1,311	Series 2009-22, Class SA, IF, IO, 6.004%, 04/20/39	111
1,341	Series 2009-31, Class ST, IF, IO, 6.084%, 03/20/39	121
1,341	Series 2009-31, Class TS, IF, IO, 6.034%, 03/20/39	134
726	Series 2009-79, Class OK, PO, 11/16/37	676
	Vendee Mortgage Trust,
1,009	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,182
395	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	445
571	Series 1996-1, Class 1Z, 6.750%, 02/15/26	623
189	Series 1996-2, Class 1Z, 6.750%, 06/15/26	219
746	Series 1997-1, Class 2Z, 7.500%, 02/15/27	874
186	Series 1998-1, Class 2E, 7.000%, 03/15/28	215
		94,368
	Non-Agency CMO — 5.5%
132	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	131
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	359
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	206
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	386
	ASG Resecuritization Trust,
341	Series 2009-1, Class A60, VAR, 5.489%, 06/26/37 (e)	345
413	Series 2009-2, Class A55, VAR, 5.570%, 05/24/36 (e)	416
777	Series 2009-3, Class A65, VAR, 5.438%, 03/26/37 (e)	775
	Banc of America Alternative Loan Trust,
299	Series 2003-7, Class 2A4, 5.000%, 09/25/18	307
228	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	233
70	Series 2003-11, Class PO, PO, 01/25/34	49
	Banc of America Funding Corp.,
82	Series 2004-1, Class PO, PO, 03/25/34	59
188	Series 2004-3, Class 1A7, 5.500%, 10/25/34	187
	Banc of America Mortgage Securities, Inc.,
61	Series 2003-8, Class APO, PO, 11/25/33	44
137	Series 2004-1, Class APO, PO, 02/25/34	112
109	Series 2004-6, Class APO, PO, 07/25/34	75
998	BCAP LLC Trust, Series 2010-RR7, Class 2A1, VAR, 5.104%, 07/26/45 (e)	1,008
248	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.300%, 08/25/35	235
90	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	89
	Citigroup Mortgage Loan Trust, Inc.,
83	Series 2003-UP3, Class A3, 7.000%, 09/25/33	85
264	Series 2003-UST1, Class A1, 5.500%, 12/25/18	274
49	Series 2003-UST1, Class PO1, PO, 12/25/18	39
32	Series 2003-UST1, Class PO3, PO, 12/25/18	25
	Countrywide Alternative Loan Trust,
426	Series 2002-8, Class A4, 6.500%, 07/25/32	413
1,459	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,360
350	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	350
86	Series 2005-26CB, Class A10, IF, 12.572%, 07/25/35	88
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	402
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		Countrywide Home Loan Mortgage Pass-Through Trust,
438		Series 2003-26, Class 1A6, 3.500%, 08/25/33	415
172		Series 2003-J7, Class 4A3, IF, 9.432%, 08/25/18	180
88		Series 2003-J13, Class PO, PO, 01/25/34	54
53		Series 2004-HYB3, Class 2A, VAR, 2.612%, 06/20/34	43
532		Series 2005-22, Class 2A1, VAR, 5.021%, 11/25/35	395
267		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	173
295		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	293
426		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.295%, 06/25/20	406
89		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	75
		First Horizon Asset Securities, Inc.,
162		Series 2004-AR7, Class 2A1, VAR, 2.870%, 02/25/35	159
202		Series 2004-AR7, Class 2A2, VAR, 2.870%, 02/25/35	187
286		Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	291
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	390
64		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	44
454		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.394%, 08/25/35	4
182		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 2.932%, 08/25/34	177
		MASTR Adjustable Rate Mortgages Trust,
76		Series 2004-3, Class 4A2, VAR, 2.322%, 04/25/34	69
211		Series 2004-13, Class 2A1, VAR, 2.961%, 04/21/34	208
241		Series 2004-13, Class 3A6, VAR, 2.906%, 11/21/34	240
		MASTR Alternative Loans Trust,
415		Series 2003-9, Class 8A1, 6.000%, 01/25/34	400
1,296		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,320
55		Series 2004-7, Class 30PO, PO, 08/25/34	37
115		Series 2004-10, Class 1A1, 4.500%, 09/25/19	116
433		Series 2005-6, Class 3A1, 5.500%, 11/25/20	390
		MASTR Asset Securitization Trust,
363		Series 2003-2, Class 1A1, 5.000%, 03/25/18	371
69		Series 2004-8, Class PO, PO, 08/25/19	54
372		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	238
74		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.584%, 02/25/35	56
		Nomura Asset Acceptance Corp.,
150		Series 2003-A1, Class A1, 5.500%, 05/25/33	154
66		Series 2003-A1, Class A2, 6.000%, 05/25/33	69
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
107		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	105
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
577		Series 2002-QS8, Class A5, 6.250%, 06/25/17	576
117		Series 2002-QS16, Class A3, IF, 16.071%, 10/25/17	130
146		Series 2003-QS3, Class A2, IF, 15.920%, 02/25/18	163
581		Series 2003-QS9, Class A3, IF, IO, 7.286%, 05/25/18	84
105		Series 2004-QS8, Class A2, 5.000%, 06/25/34	103
73		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	74
		Residential Funding Mortgage Securities I,
148		Series 2003-S7, Class A17, 4.000%, 05/25/33	147
35		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	35
		Salomon Brothers Mortgage Securities VII, Inc.,
191		Series 2003-HYB1, Class A, VAR, 3.677%, 09/25/33	187
30		Series 2003-UP2, Class PO1, PO, 12/25/18	25
		Structured Asset Securities Corp.,
254		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	254
298		Series 2005-6, Class 4A1, 5.000%, 05/25/35	293
105		Series 2005-6, Class 5A8, IF, 13.372%, 05/25/35	106
		WaMu Mortgage Pass-Through Certificates,
244		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	250
101		Series 2003-S10, Class A6, PO, 10/25/18	99
93		Series 2003-S11, Class 2A5, IF, 16.325%, 11/25/33	95
167		Series 2004-AR3, Class A2, VAR, 2.708%, 06/25/34	164

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
99	Series 2004-S3, Class 2A3, IF, 18.112%, 07/25/34	100
395	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	328
46	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	37
	Wells Fargo Mortgage-Backed Securities Trust,
81	Series 2003-11, Class 1APO, PO, 10/25/18	65
306	Series 2003-13, Class A7, 4.500%, 11/25/18	313
329	Series 2003-15, Class 1A1, 4.750%, 12/25/18	341
280	Series 2003-K, Class 1A1, VAR, 4.471%, 11/25/33	275
147	Series 2004-7, Class 2A2, 5.000%, 07/25/19	153
304	Series 2004-BB, Class A4, VAR, 2.897%, 01/25/35	302
219	Series 2004-EE, Class 3A1, VAR, 3.100%, 12/25/34	213
		20,164
	Total Collateralized Mortgage Obligations (Cost $107,068)	114,532
Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	136
500	Series 2005-6, Class ASB, VAR, 5.350%, 09/10/47	538
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	55
300	Series 2006-4, Class A4, 5.634%, 07/10/46	321
	Bear Stearns Commercial Mortgage Securities,
300	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	315
360	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	396
177	Series 2006-PW14, Class A1, 5.044%, 12/11/38	181
166	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	168
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	322
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
482	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	506
	Morgan Stanley Capital I,
159	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	162
28	Series 2006-T23, Class A1, 5.682%, 08/12/41	28
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	512
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.044%, 08/15/39	1,115
691	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	695
	Total Commercial Mortgage-Backed Securities (Cost $5,157)	5,504
Corporate Bonds — 20.4%
	Consumer Discretionary — 1.0%
	Automobiles — 0.0% (g)
100	Daimler Finance North America LLC, 7.300%, 01/15/12	108
	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	163
	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	52
	Media — 0.8%
25	CBS Corp., 5.750%, 04/15/20	28
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	232
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	836
	Comcast Corp.,
121	5.500%, 03/15/11	124
100	5.900%, 03/15/16	116
	Cox Communications, Inc.,
50	5.450%, 12/15/14	56
182	7.750%, 11/01/10	184
150	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.600%, 02/15/21	153
100	News America, Inc., 7.250%, 05/18/18	123
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	114
50	6.750%, 07/01/18	60
100	8.250%, 02/14/14	120
150	8.250%, 04/01/19	192
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
80	Viacom, Inc., 6.250%, 04/30/16	93
		2,751
	Multiline Retail — 0.1%
40	Kohl’s Corp., 6.250%, 12/15/17	48
400	Target Corp., 6.000%, 01/15/18	483
		531
	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	146
95	Staples, Inc., 9.750%, 01/15/14	118
		264
	Total Consumer Discretionary	3,869
	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	85
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	256
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	108
50	4.875%, 03/15/19	58
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	111
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	94
25	PepsiCo, Inc., 7.900%, 11/01/18	33
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	36
		894
	Food & Staples Retailing — 0.0% (g)
50	Kroger Co. (The), 7.500%, 01/15/14	59
	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	54
135	8.500%, 06/15/19	163
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
100	Cargill, Inc., 6.375%, 06/01/12 (e)	109
	Kellogg Co.,
100	4.250%, 03/06/13	107
200	5.125%, 12/03/12	218
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	111
450	6.125%, 02/01/18	527
100	6.500%, 08/11/17	119
150	6.750%, 02/19/14	174
		1,597
	Household Products — 0.0% (g)
83	Procter & Gamble - ESOP, 9.360%, 01/01/21	110
	Total Consumer Staples	2,660
	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
400	Anadarko Petroleum Corp., 7.625%, 03/15/14	430
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	174
30	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	35
150	ConocoPhillips, 5.750%, 02/01/19	179
100	EnCana Corp., (Canada), 6.500%, 05/15/19 (c)	122
	Marathon Oil Corp.,
250	5.900%, 03/15/18	289
175	6.000%, 10/01/17	203
40	PC Financial Partnership, 5.000%, 11/15/14	44
97	Petro-Canada, (Canada), 6.050%, 05/15/18	113
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	193
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	214
67	Statoil ASA, (Norway), 3.125%, 08/17/17	69
250	XTO Energy, Inc., 5.750%, 12/15/13	287
	Total Energy	2,467
	Financials — 12.8%
	Capital Markets — 3.4%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	262
75	4.600%, 01/15/20	83
	BlackRock, Inc.,
325	3.500%, 12/10/14	344
326	5.000%, 12/10/19	360
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
1,640	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,739
	Goldman Sachs Group, Inc. (The),
121	3.700%, 08/01/15	122
202	4.750%, 07/15/13	215
200	5.150%, 01/15/14	215
300	5.500%, 11/15/14	328

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
1,100	5.950%, 01/18/18	1,191
486	6.600%, 01/15/12	519
400	6.875%, 01/15/11 (c)	409
50	7.500%, 02/15/19	58
	Jefferies Group, Inc.,
150	5.500%, 03/15/16	159
75	8.500%, 07/15/19	87
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	63
350	6.000%, 07/19/12 (d)	73
455	6.625%, 01/18/12 (d)	96
75	6.750%, 12/28/17 (d)	—	(h)
	Merrill Lynch & Co., Inc.,
200	4.500%, 11/04/10	201
200	5.000%, 01/15/15	212
157	5.450%, 07/15/14	168
50	6.150%, 04/25/13	54
684	6.400%, 08/28/17	738
266	6.875%, 04/25/18	293
	Morgan Stanley,
104	4.000%, 07/24/15	105
195	4.200%, 11/20/14	201
147	4.750%, 04/01/14	151
166	5.500%, 07/24/20	167
350	5.625%, 09/23/19	356
175	5.750%, 08/31/12	187
250	6.000%, 05/13/14	273
1,000	6.600%, 04/01/12	1,073
100	6.625%, 04/01/18	110
840	6.750%, 04/15/11	871
178	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	203
45	Northern Trust Corp., 5.500%, 08/15/13	50
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	517
100	5.750%, 04/25/18	112
100	5.875%, 12/20/17	113
		12,522
	Commercial Banks — 2.8%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	101
123	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	131
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	145
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	417
100	3.900%, 04/07/15	105
200	5.200%, 07/10/14	220
250	6.050%, 12/04/17 (e)	269
	BB&T Corp.,
150	3.375%, 09/25/13	157
150	3.850%, 07/27/12	157
125	3.950%, 04/29/16	131
100	4.900%, 06/30/17	106
152	Branch Banking & Trust Co., 4.875%, 01/15/13	162
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,026
405	Credit Suisse, (Switzerland), 5.000%, 05/15/13	438
350	Fifth Third Bancorp, 5.450%, 01/15/17	364
75	KeyCorp, 6.500%, 05/14/13	82
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	346
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	204
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	203
100	3.750%, 03/02/15 (e)	106
	PNC Funding Corp.,
133	4.375%, 08/11/20	135
265	5.125%, 02/08/20	286
225	5.250%, 11/15/15	245
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	259
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12	286
229	6.375%, 04/01/11	235
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	239
	U.S. Bancorp,
150	2.000%, 06/14/13	154
208	2.875%, 11/20/14	217
250	Wachovia Bank N.A., 6.000%, 11/15/17	282
	Wachovia Corp.,
235	4.875%, 02/15/14	250
850	5.750%, 02/01/18	960
	Wells Fargo & Co.,
500	3.750%, 10/01/14	527
415	5.625%, 12/11/17	469
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	334
81	6.450%, 02/01/11	83

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	303
		10,134
	Consumer Finance — 0.9%
200	American Express Credit Corp., 7.300%, 08/20/13	229
91	American General Finance Corp., 5.375%, 10/01/12	83
71	Capital One Bank USA N.A., 5.750%, 09/15/10	71
	Capital One Financial Corp.,
100	5.700%, 09/15/11	104
245	6.250%, 11/15/13	272
100	6.750%, 09/15/17	119
	HSBC Finance Corp.,
200	5.250%, 01/15/14	214
452	6.375%, 10/15/11	477
202	6.375%, 11/27/12	220
835	7.000%, 05/15/12	902
233	SLM Corp., 5.375%, 01/15/13	228
154	Toyota Motor Credit Corp., 3.200%, 06/17/15	163
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	100
202	Washington Mutual Finance Corp., 6.875%, 05/15/11	210
		3,392
	Diversified Financial Services — 3.5%
250	Associates Corp. of North America, 6.950%, 11/01/18	277
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	317
	Bank of America Corp.,
168	4.500%, 04/01/15	174
80	5.625%, 07/01/20	82
300	5.650%, 05/01/18	312
100	6.500%, 08/01/16	112
125	7.375%, 05/15/14	142
405	7.400%, 01/15/11	415
425	Bank of America N.A., 5.300%, 03/15/17	435
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	100
300	5.250%, 11/07/13	312
	Caterpillar Financial Services Corp.,
150	4.850%, 12/07/12	162
100	5.500%, 03/15/16	116
150	6.200%, 09/30/13	172
65	7.050%, 10/01/18	82
100	7.150%, 02/15/19	129
	Citigroup, Inc.,
125	4.750%, 05/19/15	129
54	5.375%, 08/09/20	54
285	5.500%, 10/15/14	304
506	5.625%, 08/27/12	531
700	6.000%, 08/15/17	750
300	6.125%, 11/21/17	324
	CME Group, Inc.,
200	5.400%, 08/01/13	223
100	5.750%, 02/15/14	114
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	224
	General Electric Capital Corp.,
1,600	5.250%, 10/19/12	1,723
500	5.400%, 02/15/17	546
300	5.625%, 05/01/18	331
500	5.650%, 06/09/14	556
2,078	5.875%, 02/15/12	2,215
1,050	6.000%, 06/15/12	1,135
102	International Lease Finance Corp., 5.875%, 05/01/13	97
250	MassMutual Global Funding II, 3.625%, 07/16/12 (e)	261
100	Textron Financial Corp., 5.400%, 04/28/13	105
		12,961
	Insurance — 1.8%
50	ACE INA Holdings, Inc., 5.600%, 05/15/15	56
	American International Group, Inc.,
385	4.250%, 05/15/13	386
350	5.450%, 05/18/17	336
200	5.600%, 10/18/16	194
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	619
	Berkshire Hathaway Finance Corp.,
500	4.000%, 04/15/12	526
150	5.400%, 05/15/18	172
90	CNA Financial Corp., 5.875%, 08/15/20	91
600	Genworth Global Funding Trusts, 5.200%, 10/08/10	602
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	434
	Metropolitan Life Global Funding I,
150	2.875%, 09/17/12 (e)	154
222	5.200%, 09/18/13 (e)	243

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
100	5.750%, 07/25/11 (e)	104
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	54
121	Nationwide Financial Services, 6.250%, 11/15/11	126
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	559
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	159
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	222
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	812
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	108
405	Protective Life Secured Trusts, 4.000%, 04/01/11	413
200	Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	221
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	54
		6,645
	Real Estate Investment Trusts (REITs) — 0.2%
150	CommonWealth REIT, 6.650%, 01/15/18	161
	Simon Property Group LP,
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	41
100	5.625%, 08/15/14	114
50	5.650%, 02/01/20	56
40	6.100%, 05/01/16	46
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	133
		569
	Thrifts & Mortgage Finance — 0.2%
650	Countrywide Home Loans, Inc., 4.000%, 03/22/11	662
	Total Financials	46,885
	Health Care — 0.2%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
44	4.500%, 03/15/20	49
40	5.700%, 02/01/19	48
		97
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	55
50	4.625%, 03/15/15	56
40	Becton Dickinson and Co., 5.000%, 05/15/19	46
		157
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	22
		53
	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	115
75	Eli Lilly & Co., 3.550%, 03/06/12	78
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	165
75	Merck & Co., Inc., 6.000%, 09/15/17	91
		449
	Total Health Care	756
	Industrials — 0.9%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	118
250	Northrop Grumman Systems Corp., 7.125%, 02/15/11	257
80	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	83
		458
	Airlines — 0.0% (g)
39	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	41
	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	44
	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	110
60	Waste Management, Inc., 7.375%, 03/11/19	75
		185
	Industrial Conglomerates — 0.1%
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	116
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	67
		183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	58
25	PACCAR, Inc., 6.375%, 02/15/12	27
25	Parker Hannifin Corp., 5.500%, 05/15/18	29
		114
	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
100	5.650%, 05/01/17	115
100	7.000%, 02/01/14	117
202	7.125%, 12/15/10	206
	CSX Corp.,
30	6.250%, 04/01/15	35
30	7.375%, 02/01/19	38
690	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	762
	Norfolk Southern Corp.,
100	6.750%, 02/15/11	102
50	7.700%, 05/15/17	64
55	Ryder System, Inc., 3.600%, 03/01/16	56
	Union Pacific Corp.,
100	4.875%, 01/15/15	111
100	5.650%, 05/01/17	116
250	5.700%, 08/15/18	292
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	164
		2,178
	Total Industrials	3,203
	Information Technology — 0.5%
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.500%, 02/22/16	118
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	380
200	6.125%, 03/01/14	231
	International Business Machines Corp.,
150	5.700%, 09/14/17	180
200	7.625%, 10/15/18	267
		1,058
	Electronic Equipment, Instruments & Components — 0.1%
150	Arrow Electronics, Inc., 6.875%, 07/01/13	167
	Office Electronics — 0.0% (g)
40	Xerox Corp., 6.750%, 02/01/17	47
	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Oracle Corp.,
200	5.250%, 01/15/16	232
100	5.750%, 04/15/18	120
		380
	Total Information Technology	1,770
	Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	106
	Dow Chemical Co. (The),
100	6.000%, 10/01/12	109
254	6.125%, 02/01/11	258
	EI Du Pont de Nemours & Co.,
50	4.125%, 03/06/13	53
100	6.000%, 07/15/18	121
225	Monsanto Co., 7.375%, 08/15/12	251
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	108
230	Praxair, Inc., 4.625%, 03/30/15	258
		1,264
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	113
100	6.500%, 04/01/19	122
50	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	61
		296
	Total Materials	1,560
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,111
135	5.100%, 09/15/14	152
150	5.500%, 02/01/18	173
15	BellSouth Corp., 5.200%, 09/15/14	17
132	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	144
	British Telecommunications plc, (United Kingdom),
100	5.950%, 01/15/18	110
830	9.375%, 12/15/10	848
587	France Telecom S.A., (France), 7.750%, 03/01/11	607

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
500	GTE Corp., 6.840%, 04/15/18	598
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	442
225	5.250%, 11/15/13	239
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	299
30	5.877%, 07/15/19	34
198	TELUS Corp., (Canada), 8.000%, 06/01/11	208
100	Verizon Communications, Inc., 5.500%, 02/15/18	114
202	Verizon Florida LLC, 6.125%, 01/15/13	220
250	Verizon Maryland, Inc., 7.150%, 05/01/23	266
100	Verizon New England, Inc., 4.750%, 10/01/13	108
200	Verizon Virginia, Inc., 4.625%, 03/15/13	213
		5,903
	Wireless Telecommunication Services — 0.2%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	170
364	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	377
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	139
		686
	Total Telecommunication Services	6,589
	Utilities — 1.4%
	Electric Utilities — 0.9%
81	Alabama Power Co., 4.700%, 12/01/10	82
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	259
150	5.300%, 01/15/19	175
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	114
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
25	Columbus Southern Power Co., 6.050%, 05/01/18	30
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	219
205	6.250%, 01/15/12	220
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	63
100	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	103
150	FPL Group Capital, Inc., 7.875%, 12/15/15	187
40	Georgia Power Co., 6.000%, 11/01/13	46
135	Indiana Michigan Power Co., 7.000%, 03/15/19	166
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	31
28	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	28
60	Nevada Power Co., 7.125%, 03/15/19	74
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44
60	Nisource Finance Corp., 10.750%, 03/15/16	79
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	28
50	6.800%, 09/01/18	61
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	145
60	PacifiCorp, 5.650%, 07/15/18	71
75	Peco Energy Co., 5.350%, 03/01/18	87
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	229
40	Southern Co., 4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	39
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	109
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	163
50	8.000%, 10/01/19	64
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	229
100	5.400%, 04/30/18	116
		3,435
	Gas Utilities — 0.2%
50	AGL Capital Corp., 4.450%, 04/15/13	53
	Atmos Energy Corp.,
100	5.125%, 01/15/13	108
30	8.500%, 03/15/19	39
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	57
263	Southern California Gas Co., 4.800%, 10/01/12	281
50	Texas Eastern Transmission LP, 7.300%, 12/01/10	51
100	TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	107
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	122
30	7.125%, 01/15/19	39
		857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	213
150	8.875%, 01/15/19	204
50	PG&E Corp., 5.750%, 04/01/14	57
80	Sempra Energy, 8.900%, 11/15/13	96
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	35
100	6.250%, 12/01/15	120
		725
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	228
	Total Utilities	5,245
	Total Corporate Bonds (Cost $70,942)	75,004
Foreign Government Securities — 0.2%
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	103
	Province of Ontario, (Canada),
250	2.700%, 06/16/15	262
300	2.950%, 02/05/15 (c)	317
	Total Foreign Government Securities (Cost $649)	682
Mortgage Pass-Through Securities — 10.7%
	Federal Home Loan Mortgage Corp.,
64	ARM, 2.555%, 01/01/27	67
17	ARM, 2.625%, 07/01/26	17
725	ARM, 3.073%, 12/01/34	755
232	ARM, 3.476%, 01/01/37	243
364	ARM, 5.637%, 04/01/38	386
338	ARM, 5.888%, 09/01/36	356
292	ARM, 5.909%, 02/01/37	311
564	ARM, 6.010%, 06/01/36	603
423	ARM, 6.207%, 03/01/37	445
233	ARM, 6.253%, 09/01/36	242
436	ARM, 6.682%, 11/01/36	471
505	ARM, 6.811%, 08/01/36	528
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,085	4.000%, 05/01/14 – 06/01/19	1,138
102	4.500%, 10/01/18	109
28	5.500%, 06/01/17	30
621	6.000%, 10/01/17 – 04/01/18	670
1,182	6.500%, 01/01/17 – 03/01/22	1,280
159	7.000%, 09/01/10 – 01/01/17	166
3	7.500%, 07/01/11 – 10/01/14	3
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
31	6.000%, 12/01/22	34
163	6.500%, 12/01/13 – 08/01/26	179
822	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA, 10.000%, 10/01/30	979
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
159	6.000%, 01/01/34	175
286	7.000%, 04/01/22 – 02/01/37	319
12	7.500%, 08/01/25	14
14	8.000%, 07/01/20 – 11/01/24	17
41	8.500%, 07/01/28	47
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	12.000%, 08/01/15 – 07/01/19	6
	Federal National Mortgage Association,
253	ARM, 1.998%, 01/01/35	263
9	ARM, 2.226%, 03/01/19	10
350	ARM, 2.261%, 02/01/35	363
214	ARM, 2.444%, 08/01/35	222
258	ARM, 2.661%, 02/01/35	268
220	ARM, 2.665%, 04/01/33	228
377	ARM, 2.685%, 01/01/35	387
356	ARM, 2.789%, 09/01/35	374
395	ARM, 2.960%, 09/01/34	416
4	ARM, 3.098%, 06/01/26	4
414	ARM, 3.398%, 09/01/33	428
316	ARM, 3.418%, 04/01/35	332
29	ARM, 3.496%, 09/01/27	29
439	ARM, 3.527%, 02/01/36	460
324	ARM, 3.717%, 09/01/35	337
357	ARM, 3.909%, 08/01/34	370
28	ARM, 4.046%, 03/01/29	29
4	ARM, 4.786%, 08/01/19	4
367	ARM, 5.130%, 10/01/34	384
186	ARM, 5.146%, 11/01/33	193
335	ARM, 5.738%, 02/01/37	355
287	ARM, 5.804%, 07/01/46	302
140	ARM, 6.041%, 08/01/36	148
243	ARM, 6.169%, 09/01/36	260
155	ARM, 6.307%, 02/01/37	164
	Federal National Mortgage Association, 15 Year, Single Family,
3,869	4.000%, 07/01/18 – 05/01/19	4,127

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Water Utilities — Continued
2,804	4.500%, 05/01/18 – 05/01/19	2,999
1,762	5.000%, 12/01/16 – 04/01/19	1,893
828	5.500%, 01/01/20 – 06/01/20	897
2,084	6.000%, 02/01/19 – 01/01/24	2,253
243	6.500%, 12/01/10 – 08/01/20	264
25	7.500%, 10/01/12	26
11	8.000%, 11/01/12	12
	Federal National Mortgage Association, 20 Year, Single Family,
237	6.000%, 04/01/24	256
308	6.500%, 05/01/22	342
	Federal National Mortgage Association, 30 Year FHA/VA,
23	6.000%, 09/01/33	25
49	6.500%, 03/01/29	55
37	8.500%, 08/01/27 – 02/01/30	43
22	9.000%, 09/01/19 – 12/01/30	25
11	9.500%, 12/01/18	13
	Federal National Mortgage Association, 30 Year, Single Family,
283	4.500%, 08/01/33	301
1,768	5.000%, 07/01/33 – 11/01/33	1,895
1,411	5.500%, 09/01/33 – 12/01/33	1,528
1,181	6.000%, 12/01/32 – 09/01/36	1,293
96	6.500%, 08/01/31	108
52	7.000%, 07/01/25 – 08/01/32	59
27	7.500%, 11/01/22 – 05/01/25	30
819	8.000%, 03/01/21 – 11/01/32	915
15	8.500%, 07/01/24 – 06/01/25	18
1	9.000%, 04/01/26	1
6	10.000%, 02/01/24	7
6	12.500%, 01/01/16	6
	Federal National Mortgage Association, Other,
156	4.000%, 09/01/13	160
699	6.000%, 03/01/37	745
	Government National Mortgage Association II, 30 Year, Single Family,
97	6.000%, 03/20/28	107
21	7.500%, 02/20/28 – 09/20/28	24
58	8.000%, 12/20/25 – 10/20/28	68
34	8.500%, 03/20/25 – 05/20/25	39
	Government National Mortgage Association, 15 Year, Single Family,
63	6.000%, 10/15/17	69
4	7.500%, 02/15/12 – 03/15/12	4
42	8.000%, 01/15/16	45
	Government National Mortgage Association, 30 Year, Single Family,
929	6.000%, 11/15/28 – 12/15/38	1,015
596	6.500%, 01/15/24 – 12/15/35	661
587	7.000%, 08/15/23 – 06/15/35	662
36	7.500%, 11/15/22 – 09/15/28	41
14	8.000%, 05/15/22 – 08/15/28	17
11	8.500%, 11/15/17	12
19	9.000%, 08/15/16 – 11/15/24	22
384	9.500%, 01/15/17 – 12/15/25	464
12	12.000%, 11/15/19	13
	Total Mortgage Pass-Through Securities (Cost $37,422)	39,479
Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	43
U.S. Government Agency Securities — 3.0%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	591
1,562	Federal Home Loan Bank System, 4.720%, 09/20/12	1,658
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,206
	Federal National Mortgage Association,
1,300	07/05/14	1,221
1,000	Zero Coupon, 06/01/17	841
1,800	5.000%, 05/11/17	2,119
500	5.375%, 06/12/17	599
678	6.250%, 02/01/11	695
121	6.625%, 11/15/10	123
500	Federal National Mortgage Association Interest Strip11/15/21	335
300	Financing Corp. Fico, Zero Coupon, 09/26/19	226
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,206
333	Tennessee Valley Authority Generic Strip, Zero Coupon, 05/01/19	253
	Total U.S. Government Agency Securities (Cost $10,635)	11,073
U.S. Treasury Obligations — 29.6%
	U.S. Treasury Bonds,
50	7.250%, 05/15/16	66
5,675	7.500%, 11/15/16	7,605
300	8.000%, 11/15/21	455
320	8.500%, 02/15/20	485
4,075	8.750%, 05/15/17	5,861
750	8.750%, 08/15/20	1,164
7,800	8.875%, 08/15/17	11,371

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	Water Utilities — Continued
3,500	8.875%, 02/15/19	5,315
750	9.250%, 02/15/16	1,056
2,355	9.875%, 11/15/15 (m)	3,358
	U.S. Treasury Bonds Principal STRIPS,
3,500	02/15/15	3,315
400	05/15/16	364
	U.S. Treasury Notes,
480	1.375%, 02/15/13	489
250	1.750%, 01/31/14	258
500	1.875%, 02/28/14	517
100	2.375%, 10/31/14	105
800	2.625%, 07/31/14	850
7,750	2.625%, 12/31/14	8,230
300	2.625%, 02/29/16	317
250	2.625%, 04/30/16	264
300	3.125%, 10/31/16	324
1,225	3.125%, 04/30/17	1,323
1,250	3.250%, 12/31/16	1,360
2,150	3.250%, 03/31/17	2,338
	U.S. Treasury STRIPS,
61	02/15/12	61
202	11/15/13	197
4,950	02/15/14 (m)	4,797
12,666	05/15/14 (m)	12,219
7,602	08/15/14 (m)	7,284
3,518	11/15/14 (m)	3,354
3,325	02/15/15	3,149
95	08/15/15	89
32	08/15/15	30
7,452	11/15/15 (m)	6,891
5,766	02/15/16 (m)	5,287
1,072	05/15/16	976
2,005	08/15/16	1,801
300	11/15/16	268
700	11/15/16 (c)	624
932	02/15/17	823
257	05/15/17	225
100	08/15/17 (c)	87
946	08/15/17	822
1,960	11/15/17	1,685
200	02/15/18	171
495	05/15/19 (c)	399
150	05/15/20	116
120	05/15/20 (c)	92
200	08/15/20	152
100	08/15/21	72
350	11/15/21	251
	Total U.S. Treasury Obligations (Cost $100,033)	108,712

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
5,762	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (Cost $5,762)	5,762
Investments of Cash Collateral for Securities on Loan — 0.6%
	Investment Company — 0.6%
2,087	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $2,087)	2,087
	Total Investments — 100.4% (Cost $345,975)	369,148
	Liabilities in Excess of Other Assets — (0.4)%	(1,496)
	NET ASSETS — 100.0%	$367,652

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

ARM—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2010.

CMO—	Collateralized Mortgage Obligation

ESOP—	Employee Stock Ownership Program

FHA—	Federal Housing Administration

GMAC—	General Motors Acceptance Corp.

GO—	General Obligation

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2010. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduits

SPDR—	Standard & Poor’s Depository Receipts

STRIPS—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2010.

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (excluding cash collateral for securities on loan) (amounts in thousands):

Fund	Value	Percentage
Core Bond Trust	$729	—%(g)
Intermediate Bond Trust	73	—	(g)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).
(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)—	The rate shown is the current yield as of August 31, 2010.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,858,627	$269,290	$361,299
Investments in affiliates, at value	118,331	9,247	7,849
Total investment securities, at value	2,976,958	278,537	369,148
Cash	410	—	—
Receivables:
Investment securities sold	315	—	148
Fund shares sold	—	527	43
Interest and dividends	16,693	836	2,205
Securities lending income	5	1	— (a)
Variation margin on futures contracts	—	9	—
Total Assets	2,994,381	279,910	371,544

LIABILITIES:
Payables:
Dividends	254	—	30
Investment securities purchased	535	133	1,554
Collateral for securities lending program	30,227	2,423	2,087
Fund shares redeemed	2,912	14	113
Accrued liabilities:
Investment advisory fees	308	9	27
Custodian and accounting fees	116	39	43
Trustees’ and Chief Compliance Officer’s fees	8	5	3
Other	82	29	35
Total Liabilities	34,442	2,652	3,892
Net Assets	$2,959,939	$277,258	$367,652

NET ASSETS:
Paid in capital	$2,760,222	$326,202	$347,098
Accumulated undistributed (distributions in excess of) net investment income	(91)	1,213	(15)
Accumulated net realized gains (losses)	(10,545)	(52,650)	(2,604)
Net unrealized appreciation (depreciation)	210,353	2,493	23,173
Total Net Assets	$2,959,939	$277,258	$367,652

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	277,588	21,820	34,658

Net asset value	$10.66	$12.71	$10.61

Cost of investments in non-affiliates	$2,648,274	$266,792	$338,126
Cost of investments in affiliates	118,331	9,255	7,849
Value of securities on loan	29,697	2,367	2,050

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$79,537	$— (a)	$8,675
Dividend income from non-affiliates	—	3,022	—
Interest income from affiliates	5	—	1
Dividend income from affiliates	100	15	10
Income from securities lending (net)	18	11	2
Total investment income	79,660	3,048	8,688

EXPENSES:
Investment advisory fees	4,404	368	552
Administration fees	1,468	147	184
Custodian and accounting fees	159	49	64
Interest expense to affiliates	—	— (a)	—
Professional fees	35	23	28
Trustees’ and Chief Compliance Officer’s fees	16	1	2
Printing and mailing costs	24	2	4
Transfer agent fees	15	—	1
Other	60	11	9
Total expenses	6,181	601	844
Less amounts waived	(4,123)	(456)	(582)
Less earnings credits	— (a)	— (a)	— (a)
Net expenses	2,058	145	262
Net investment income (loss)	77,602	2,903	8,426

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,795	(4,248)	466
Investment in affiliates	125	4	26
Futures	—	(40)	—
Net realized gain (loss)	2,920	(4,284)	492
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	107,482	(8,842)	11,219
Investments in affiliates	(124)	(630)	(25)
Futures	—	30	—
Change in net unrealized appreciation (depreciation)	107,358	(9,442)	11,194
Net realized/unrealized gains (losses)	110,278	(13,726)	11,686
Change in net assets resulting from operations	$187,880	$(10,823)	$20,112

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$77,602	$161,374	$2,903	$6,871	$8,426	$17,479
Net realized gain (loss)	2,920	1,634	(4,284)	(31,503)	492	(126)
Change in net unrealized appreciation (depreciation)	107,358	187,060	(9,442)	144,036	11,194	18,274
Change in net assets resulting from operations	187,880	350,068	(10,823)	119,404	20,112	35,627

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,036)	(161,358)	(3,668)	(7,266)	(8,473)	(17,467)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	377,132	736,693	15,503	58,857	16,473	116,674
Subscriptions in-kind (See Note 7)	4,376	6,405	—	10,444	—	—
Dividends and distributions reinvested	50,734	72,935	229	1,101	7,107	12,019
Cost of shares redeemed	(390,841)	(563,557)	(28,805)	(121,637)	(26,764)	(75,185)
Change in net assets from capital transactions	$41,401	$252,476	$(13,073)	$(51,235)	$(3,184)	$53,508

NET ASSETS:
Change in net assets	151,245	441,186	(27,564)	60,903	8,455	71,668
Beginning of period	2,808,694	2,367,508	304,822	243,919	359,197	287,529
End of period	$2,959,939	$2,808,694	$277,258	$304,822	$367,652	$359,197
Accumulated undistributed (distributions in excess of) net investment income	$(91)	$343	$1,213	$1,978	$(15)	$32

SHARE TRANSACTIONS:
Issued	36,273	73,267	1,164	5,009	1,584	11,538
Subscriptions in-kind (See Note 7)	426	658	—	749	—	—
Reinvested	4,846	7,271	18	104	682	1,189
Redeemed	(37,416)	(56,041)	(2,081)	(10,314)	(2,556)	(7,408)
Change in Shares	4,129	25,155	(899)	(4,452)	(290)	5,319

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Six Months Ended August 31, 2010 (Unaudited)	$10.27	$0.28	$0.39	$0.67	$(0.28)	$—	$(0.28)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Six Months Ended August 31, 2010 (Unaudited)	13.42	0.14	(0.68)	(0.54)	(0.17)	—	(0.17)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 through February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) through June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Six Months Ended August 31, 2010 (Unaudited)	10.28	0.24	0.33	0.57	(0.24)	—	(0.24)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.66	6.61%	$2,959,939	0.14%	5.29%	0.42%	8%
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

12.71	(4.08)	277,258	0.10	1.97	0.41	4
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

10.61	5.62	367,652	0.14	4.57	0.46	11
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   73

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

74   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$55,945	$—	$55,945
Collateralized Mortgage	—	1,302,042	729	1,302,771
Commercial Mortgage-Backed	—	47,219	—	47,219
Corporate Bonds
Consumer Discretionary	—	36,099	—	36,099
Consumer Staples	—	24,445	—	24,445
Energy	—	23,264	—	23,264
Financials	—	282,982	—	282,982
Health Care	—	7,200	—	7,200
Industrials	—	16,248	—	16,248
Information Technology	—	18,751	—	18,751
Materials	—	12,670	—	12,670
Telecommunication Services	—	40,653	—	40,653
Utilities	—	53,459	—	53,459
Total Corporate Bonds	—	515,771	—	515,771
Foreign Government Securities	—	11,203	—	11,203
Mortgage Pass-Through Securities	—	186,121	—	186,121
Municipal Bonds	—	119	—	119
Supranational	—	427	—	427
U.S. Government Agency	—	17,653	—	17,653
U.S. Treasury Obligations	—	721,398	—	721,398
Short-Term Investment
Investment Company	88,104	—	—	88,104
Investment of Cash Collateral for Securities on Loan
Investment Company	30,227	—	—	30,227
Total Investments in Securities	$118,331	$2,857,898	$729	$2,976,958

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$278,001	$536	$—	$278,537

Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 2 consists of U.S. Treasury Bills. Please refer to the SOI for industry specifics of the portfolio holdings.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   75

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$6,270	$—	$6,270
Collateralized Mortgage	—	114,459	73	114,532
Commercial Mortgage-Backed	—	5,504	—	5,504
Corporate Bonds
Consumer Discretionary	—	3,869	—	3,869
Consumer Staples	—	2,660	—	2,660
Energy	—	2,467	—	2,467
Financials	—	46,885	—	46,885
Health Care	—	756	—	756
Industrials	—	3,203	—	3,203
Information Technology	—	1,770	—	1,770
Materials	—	1,560	—	1,560
Telecommunication Services	—	6,589	—	6,589
Utilities	—	5,245	—	5,245
Total Corporate Bonds	—	75,004	—	75,004
Foreign Government Securities	—	682	—	682
Mortgage Pass-Through Securities	—	39,479	—	39,479
Supranational	—	43	—	43
U.S. Government Agency	—	11,073	—	11,073
U.S. Treasury Obligations	—	108,712	—	108,712
Short-Term Investment
Investment Company	5,762	—	—	5,762
Investment of Cash Collateral for Securities on Loan
Investment Company	2,087	—	—	2,087
Total Investments in Securities	$7,849	$361,226	$73	$369,148

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Asset-Backed Securities	$698	$—	$—	$—	$—	$—	$(698)	$—
Collateralized Mortgage Obligations	4,536	—	(18)	2	—	—	(3,791)	729
Total	$5,234	$—	$(18)	$2	$—	$—	$(4,489)	$729

76   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

Intermediate Bond Trust

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Asset-Backed Securities	$63	$—	$—	$—	$—	$—	$(63)	$—
Collateralized Mortgage Obligations	75	—	(2)	—	—	—	—	73
Total	$138	$—	$(2)	$—	$—	$—	$(63)	$73

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Value
Core Bond Trust	$(18)
Intermediate Bond Trust	(2)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B.  Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2010 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$729	— (a)%
Intermediate Bond Trust	73	— (a)

(a)	Amount rounds to less than 0.1%.

C.  Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Futures contracts notional amounts and values as of August 31, 2010, which are disclosed in the accompanying SOIs, are indicative of the volume of the Fund’s futures contracts activities over the reporting period.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   77

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

D.  Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2010	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend/ Interest Income		Shares/Principal Amount ($) at August 31, 2010	Value at August 31, 2010
Core Bond Trust
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	$1,099	$—	$1,097	$88		$4	$—	$—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	243	—	246	37		1	$—	—
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190%	161,993	413,201	487,090	—		100	88,104	88,104
JPMorgan Prime Money Market Fund, Capital Shares, 0.200%**	40,018	142,424	152,215	—		38	30,227	30,227
	$203,353			$125		$143		$118,331
Equity Index Trust
JPMorgan Chase & Co. (common stock)***	$4,999	$144	$369	$4		$11	114	$4,147
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190%	2,266	18,928	18,517	—		4	2,677	2,677
JPMorgan Prime Money Market Fund, Capital Shares, 0.200%**	1,131	10,552	9,260	—		2	2,423	2,423
	$8,396			$4		$17		$9,247
Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	$110	$—	$110	$9	$	— (a)	$—	$—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	116	—	117	17		1	$—	—
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.190%	11,880	41,793	47,911	—		10	5,762	5,762
JPMorgan Prime Money Market Fund, Capital Shares, 0.200%**	537	22,612	21,062	—		2	2,087	2,087
	$12,643			$26		$13		$7,849

(a)	Amount rounds to less than $1,000

*	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

***	Security is included in an index in which the Fund, as an index fund, invests.

E.  Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

78   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

For the six months ended August 31, 2010, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

Value
Core Bond Trust	$26
Equity Index Trust	1
Intermediate Bond Trust	1

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities plus accrued interest and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar-denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At August 31, 2010, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Instruments
Core Bond Trust	$29,697	$30,227	$30,227
Equity Index Trust	2,367	2,423	2,423
Intermediate Bond Trust	2,050	2,087	2,087

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Core Bond Trust	$12
Equity Index Trust	1
Intermediate Bond Trust	1

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar-denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the six months ended August 31, 2010 (amounts in thousands):

	Lending Agent Fees Incurred
Core Bond Trust	$4
Equity Index Trust	—	(a)
Intermediate Bond Trust	—	(a)

(a)	Amount rounds to less than $1,000.

F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   79

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

H.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annualized rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2011.

80   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

For the six months ended August 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$2,511	$1,468	$3,979
Equity Index Trust	306	147	453
Intermediate Bond Trust	384	184	568

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended August 31, 2010 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$144
Equity Index Trust	3
Intermediate Bond Trust	14

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$136,566	$196,186	$160,536	$21,669
Equity Index Trust	11,364	26,312	—	—
Intermediate Bond Trust	27,021	30,970	15,679	7,395

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   81

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,766,605	$255,171	$44,818	$210,353
Equity Index Trust	276,047	41,214	38,724	2,490
Intermediate Bond Trust	345,975	26,200	3,027	23,173

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. Significant shareholder transactions, if any, may impact the Funds’ performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the periods ended August 31, 2010 and February 28, 2010, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Six Months Ended August 31, 2010
Date	Market Value	Type
March 30, 2010	$4,376	Subscription-in-kind

Year Ended February 28, 2010
Date	Market Value	Type
March 30, 2009	$6,405	Subscription-in-kind

For the year ended February 28, 2010, certain shareholders of the Equity Index Trust purchased shares and the Equity Index Trust received portfolio securities primarily by means of a subscription-in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Year Ended February 28, 2010
Date	Market Value	Type
January 20, 2010	$10,444	Subscription-in-kind

82   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,066.10	$0.73	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14

Equity Index Trust
Actual	1,000.00	959.20	0.49	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,056.20	0.73	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   83

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and

84   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM, an affiliate of the Advisor, earn fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, securities lending, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of

AUGUST 31, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the first quintile for both the one- and three-year periods ended December 31, 2009. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Equity Index Trust’s performance was in the first and second quintiles for the one- and three-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile for both the one- and three-year periods ended December 31, 2009. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

86   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2010

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-INSTT-810

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

 (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

 (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:

/s/_____________________________

Patricia A. Maleski

President and Principal Executive Officer

November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

Patricia A. Maleski

President and Principal Executive Officer

November 8, 2010

By:

/s/____________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 8, 2010